PROSPECTUS DECEMBER 20, 2002

JPMORGAN TAX FREE FUNDS

CLASS A AND CLASS B SHARES


CALIFORNIA BOND FUND (CLASS A)

NEW JERSEY TAX FREE INCOME FUND

NEW YORK INTERMEDIATE TAX FREE INCOME FUND

TAX FREE INCOME FUND


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS

California Bond Fund                                       1

New Jersey Tax Free Income Fund                            8

New York Intermediate Tax Free Income Fund                15

Tax Free Income Fund                                      22

The Funds' Management and Administration                  29

How Your Account Works                                    31

   Know Which Classes to Buy                              31

   About Sales Charges                                    31

   Buying Fund Shares                                     32

   Selling Fund Shares                                    34

   Exchanging Fund Shares                                 34

   Other Information Concerning The Funds                 35

   Distributions and Taxes                                36

Shareholder Services                                      37

Investments                                               38

Risk and Reward Elements                                  40

Financial Highlights                                      43

How To Reach Us                                   Back cover

   JPMORGAN CALIFORNIA BOND FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's investments and main risks, as well as Fund strategies, please see pages 38-42.

THE FUND'S OBJECTIVE
The Fund seeks to provide high after-tax total return for California residents consistent with moderate risk of capital.

THE FUND'S MAIN INVESTMENT STRATEGY

As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in municipal securities, the income from which is exempt from federal and state personal income taxes for California residents and not subject to the federal alternative minimum tax on individuals. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund seeks investments that also provide high current income. Municipal securities in which the Fund can invest include those issued by the State of California, its political subdivisions, as well as Puerto Rico, other U.S. territories and their political subdivisions. Because the Fund's objective is high after-tax total return rather than high tax-exempt income, the Fund may invest to a limited extent in securities of other states or territories. To the extent that the Fund invests in municipal securities of other states, the income from such securities would be free from federal personal income taxes for California residents but would be subject to California state personal income taxes. For non-California residents, the income from California municipal securities is free from federal personal income taxes only. Under normal market conditions, the Fund reserves the right to invest up to 20% of its Assets in securities that pay interest subject to federal income tax, the federal alternative minimum tax on individuals or California personal income taxes. To temporarily defend the value of its assets during unusual market conditions, the Fund may exceed this limit.

The Fund's securities may be of any maturity, but under normal market conditions the Fund's duration will generally range between three and seven years, similar to that of the Lehman Brothers California Competitive Intermediate Bond Index (1-17) (also known as the Lehman 1-17 Year California Municipal Bond Index) (currently 5.42 years).

At least 90% of total assets must be invested in securities that, at the time of purchase, are rated investment-grade by Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch Ratings. The Fund also may invest in unrated securities of comparable quality. No more than 10% of total assets may be invested in securities rated B or BB.

The Fund may invest in money market instruments to increase its ability to easily convert investments into cash without losing a significant amount of money in the process.

There may be times when there are not enough municipal securities available to meet the Fund's needs. On these occasions, the Fund may invest in securities that may be subject to federal income tax.

The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING
HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS
In managing the Fund, J.P. Morgan Investment Management Inc. (JPMIM), the adviser, employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities, and duration management.

The sector allocation team meets frequently, analyzing the fundamentals of a broad range of sectors in which the Fund may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.

Relying on the insights of different specialists, including credit analysts, quantitative researchers, and dedicated fixed income traders, the adviser makes buy and sell decisions according to the Fund's objective and strategy.

Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish the Fund's target duration, a common measurement of a security's sensitivity to interest rate movements. For securities owned by a fund, duration measures the average time needed to receive the present value of all principal and interest payments by analyzing cash flows and interest rate movements. A fund's duration is generally shorter than a fund's average maturity because the maturity of a security only measures the time until final payment is due. The Fund's target duration typically remains relatively close to the duration of the market as a whole, as represented by the Fund's benchmark. The strategists closely monitor the Fund and make tactical adjustments as necessary.

     INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The principal value of fixed income investments tends to fall when prevailing interest rates rise.

To the extent that the Fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, because these bonds are more sensitive to economic news and their issuers have a less secure financial condition.

The Fund's share price and total return will vary in response to changes in interest rates. How the Fund's performance compares to that of similar funds will depend on the success of the investment process. Because the Fund primarily invests in issuers in the State of California, its performance will be affected by the fiscal and economic health of that state and its municipalities.

The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax on individuals or California personal income taxes. Consult your tax professional for more information.

Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This lack of diversification makes the value of the Fund's shares more sensitive to the economic problems of those issuing the securities. In addition, more than 25% of the Fund's total assets may be invested in securities that rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments that affect those projects.

Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund's income or hurt its ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions because of political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

To the extent the Fund invests in money market instruments, it will bear its ratable share of the expenses of the money market fund which would result in duplicative expenses.

     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - WANT TO ADD AN INCOME INVESTMENT TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT AN INVESTMENT WHOSE RISK/RETURN POTENTIAL IS HIGHER THAN THAT OF MONEY MARKET FUNDS BUT GENERALLY LESS THAN THAT OF STOCK FUNDS
     - WANT AN INVESTMENT THAT PAYS MONTHLY DIVIDENDS
     - WANT AN INCOME THAT IS EXEMPT FROM FEDERAL, STATE, AND LOCAL
       (IF APPLICABLE) PERSONAL INCOME TAXES IN CALIFORNIA

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - ARE INVESTING FOR AGGRESSIVE LONG-TERM GROWTH
     - REQUIRE STABILITY OF PRINCIPAL
     - ARE INVESTING THROUGH A TAX-DEFERRED ACCOUNT SUCH AS AN IRA

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last five calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past year, five years and life of the Fund. It compares that performance to the Lehman California Competitive Intermediate Bond Index (1-17) and the Lipper California Municipal Debt Funds Index, widely recognized market benchmarks. The Lehman California Competitive Intermediate Bond Index (1-17) is an unmanaged index of California general obligation and revenue bonds which measures California tax-exempt bond market performance and reflects the universe of securities in which the Fund invests.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower. The performance figures in the table for Class A Shares reflect the deduction of the maximum front-end sales load.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1997         7.61%
1998         5.48%
1999        -0.78%
2000        10.14%
2001         4.43%

BEST QUARTER 3rd quarter, 1998        3.46%
-------------------------------------------
WORST QUARTER 2nd quarter, 1999      -2.02%
-------------------------------------------

THE FUND'S CLASS A YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 8.40%.

  * THE PERFORMANCE IN THE TABLE FOR THE PERIOD BEFORE THE CLASS A SHARES WERE LAUNCHED ON 9/10/01 AND THE PERFORMANCE IN THE BAR CHART ARE BASED ON THE PERFORMANCE OF SELECT CLASS SHARES OF THE FUND WHICH INVEST IN THE SAME PORTFOLIO OF SECURITIES, BUT WHOSE SHARES ARE NOT OFFERED IN THIS PROSPECTUS. THE FUND COMMENCED OPERATIONS AS OF 12/23/96. DURING THIS PERIOD, THE ACTUAL RETURNS OF CLASS A SHARES WOULD HAVE BEEN LOWER THAN SHOWN BECAUSE CLASS A SHARES HAVE HIGHER EXPENSES THAN SELECT CLASS SHARES.
(1) THE FUND'S FISCAL YEAR END IS 8/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001*,(1),(2)

                                               PAST 1 YR.  PAST 5 YRS.  LIFE OF FUND
------------------------------------------------------------------------------------
 CLASS A SHARES - RETURN BEFORE TAXES            -0.22        4.35          4.39
------------------------------------------------------------------------------------
 CLASS A SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS                              -0.31        4.30          4.34
------------------------------------------------------------------------------------
 CLASS A SHARES - RETURN AFTER TAXES ON
   DISTRIBUTIONS AND SALE OF FUND SHARES          1.41        4.27          4.30
------------------------------------------------------------------------------------
 LEHMAN CALIFORNIA COMPETITIVE
   INTERMEDIATE BOND INDEX (1-17) (REFLECTS
   NO DEDUCTION FOR FEES, EXPENSES OR TAXES)      5.04        5.75          5.75
------------------------------------------------------------------------------------
 LIPPER CALIFORNIA MUNICIPAL DEBT FUNDS
   INDEX (REFLECTS NO DEDUCTION FOR TAXES)        3.91        5.45          5.45
------------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

  * SEE FOOTNOTE ON PREVIOUS PAGE.
(1) SEE FOOTNOTE ON PREVIOUS PAGE.
(2) PERFORMANCE FOR THE BENCHMARK IS AS OF 12/31/96.

INVESTOR EXPENSES FOR CLASS A SHARES
The sales charge and expenses of Class A Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                     CLASS A SHARES
------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD) WHEN
   YOU BUY SHARES, SHOWN AS % OF THE
   OFFERING PRICE*                                                   4.50%
------------------------------------------------------------------------------------
 MAXIMUM DEFERRED SALES CHARGE
   (LOAD) SHOWN AS LOWER OF
   ORIGINAL PURCHASE PRICE OR
   REDEMPTION PROCEEDS                                               NONE
------------------------------------------------------------------------------------

* THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A ASSETS)

                                                                 CLASS A SHARES
--------------------------------------------------------------------------------
 MANAGEMENT FEES                                                  0.30
 DISTRIBUTION (RULE 12b-1) FEES                                   0.25
 SHAREHOLDER SERVICE FEES                                         0.25
 OTHER EXPENSES(1)                                                0.43
--------------------------------------------------------------------------------
 TOTAL ANNUAL OPERATING EXPENSES                                  1.23
 FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                       (0.63)
--------------------------------------------------------------------------------
 NET EXPENSES(2)                                                  0.60
--------------------------------------------------------------------------------

(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE CLASS A SHARES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.60% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/03. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.

EXAMPLE
The example below is intended to help you compare the cost of investing in Class A Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 12/31/03 and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of Class A Shares and your actual costs may be higher or lower.

                                  1 YEAR     3 YEARS    5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 YOUR COST* ($)
 (WITH OR WITHOUT REDEMPTION)     509        763        1,037       1,818
--------------------------------------------------------------------------------

*ASSUMES SALES CHARGE IS DEDUCTED WHEN SHARES ARE PURCHASED.

   JPMORGAN NEW JERSEY TAX FREE INCOME FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's investments and main risks, as well as Fund strategies, please see pages 38-42.

THE FUND'S OBJECTIVE
The Fund seeks to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from the New Jersey gross income tax, that state's personal income tax. It also seeks to protect the value of your investment.

THE FUND'S MAIN INVESTMENT STRATEGY

As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in municipal obligations whose interest payments are excluded from gross income for federal income tax purposes and exempt from New Jersey income taxes, and not subject to the federal alternative minimum tax on individuals. "Assets" means net assets, plus the amount of borrowings for investment purposes.

The Fund invests in securities that are rated as investment grade by Moody's Investors Service, Inc., Standard & Poor's Corporation, Fitch Ratings. It may also invest in unrated securities of comparable quality.

The Fund may also invest in derivatives, inverse floaters and interest rate caps, zero coupon securities and forward commitments. These instruments may be used to increase the Fund's income or gain. Derivatives, which are financial instruments whose value is based on another security, index or exchange rate, might also be used to hedge various market risks.

There is no restriction on the maturity of the Fund's portfolio or on any individual security in the portfolio.

Under normal market conditions, the Fund reserves the right to invest up to 20% of its Assets in securities that pay interest subject to federal income tax, the federal alternative minimum tax on individuals or New Jersey personal income taxes. To temporarily defend the value of its assets during unusual market conditions, the Fund may exceed this limit.

The Fund may invest in money market funds so that it can easily convert investments into cash without losing a significant amount of money in the process.

There may be times when there are not enough securities available to meet the Fund's needs. On these occasions, the Fund may invest in repurchase agreements or Treasury securities that may be subject to federal income tax.

The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST
     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING
     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON THE MARKET CONDITIONS.

INVESTMENT PROCESS
In managing the Fund, the adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)), seeks to develop an appropriate portfolio by comparing, among other factors, credit quality, yields and call provisions of different municipal issuers, and examining structural changes along the yield curve in an attempt to maximize investment returns while minimizing risk.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The principal value of fixed income investments tends to fall when prevailing interest rates rise.

The Fund invests primarily in the State of New Jersey and its municipalities and public authorities. If the state, or any of the local government bodies, gets into financial trouble, it could have difficulty paying interest and principal. This would hurt the Fund's returns and its ability to preserve capital and liquidity.

Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue. Under some circumstances, municipal lease obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose.

The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax on individuals or New Jersey personal income taxes. Consult your tax professional for more information.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions, because of political or economic instability, the imposition of government controls, or regulations that do not match U.S. standards.

The value of zero coupon securities, inverse floaters and interest rate caps tends to fluctuate according to interest rate changes significantly more than the value of ordinary interest-paying debt securities. The price of a security with an interest rate cap will change more often and to a greater degree than that of a municipal security without one.

A forward commitment could lose value if the underlying security falls in value before the settlement date or if the other party fails to meet its obligation to complete the transaction.

Derivatives may be used to help manage duration, sector and yield curve exposure. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments and they could cause losses that exceed the Fund's original investment.

Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This lack of diversification makes the value of the Fund's shares more sensitive to the economic problems of those issuing the securities. In addition, more than 25% of the Fund's assets may be invested in securities that rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments that affect those projects.

To the extent the Fund invests in money market instruments, it will bear its ratable share of the expenses of the money market fund which would result in duplicative expenses.

     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - WANT TO ADD AN INCOME INVESTMENT TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT AN INVESTMENT WHOSE RISK/RETURN POTENTIAL IS HIGHER THAN THAT OF MONEY MARKET FUNDS BUT GENERALLY LESS THAN THAT OF STOCK FUNDS
     - WANT AN INVESTMENT THAT PAYS MONTHLY DIVIDENDS
     - WANT AN INCOME THAT IS EXEMPT FROM FEDERAL, STATE, AND LOCAL (IF APPLICABLE) PERSONAL INCOME TAXES IN NEW JERSEY
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

     - ARE INVESTING FOR AGGRESSIVE LONG-TERM GROWTH

     - REQUIRE STABILITY OF PRINCIPAL
     - ARE INVESTING THROUGH A TAX-DEFERRED ACCOUNT SUCH AS AN IRA

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* As of 3/28/02, Class A Shares and Class B Shares were introduced. The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past one year, five years and ten years. It compares that performance to the Lehman Competitive Intermediate (1-17 maturities) Index and the Lipper New Jersey Municipal Debt Funds Average, widely recognized market benchmarks.

The performance figures in the bar chart do not reflect a front end sales load, which is assessed on Class A shares, or a contingent deferred sales load, which is assessed on Class B Shares. If the loads were reflected, the performance figures would have been lower. Performance figures in the table for the Class A Shares reflect the deduction of the maximum front end sales load and the performance for Class B Shares reflects the deduction of the applicable contingent deferred sales load. Class B Shares convert to Class A Shares after eight years.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed in the past not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1992         6.70%
1993         9.89%
1994        -2.38%
1995        11.72%
1996         3.16%
1997         7.66%
1998         6.20%
1999        -1.93%
2000        11.46%
2001         4.21%

-------------------------------------------
BEST QUARTER 4th quarter, 2000        4.96%
-------------------------------------------
WORST QUARTER 1st quarter, 1994      -2.60%
-------------------------------------------

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 9.92%.

  * THE PERFORMANCE IN THE TABLE AND THE PERFORMANCE IN THE BAR CHART ARE BASED ON THE PERFORMANCE OF THE SELECT CLASS SHARES OF THE FUND, WHICH INVEST IN THE SAME PORTFOLIO OF SECURITIES, BUT WHOSE SHARES ARE NOT BEING OFFERED IN THIS PROSPECTUS. DURING THIS PERIOD, THE ACTUAL RETURNS OF CLASS A AND CLASS B SHARES WOULD HAVE BEEN LOWER THAN THE PERFORMANCE SHOWN BECAUSE CLASS A AND CLASS B SHARES HAVE HIGHER EXPENSES THAN SELECT CLASS SHARES. THE PERFORMANCE OF THE FUND BEFORE 1/1/97 IS BASED ON THE HISTORICAL PERFORMANCE OF ONE OF THE COMMON TRUST FUNDS MAINTAINED BY A PREDECESSOR OF JPMORGAN CHASE BANK AND WHOSE ASSETS WERE TRANSFERRED TO THE FUND. THE HISTORICAL PERFORMANCE OF SHARES OF THE PREDECESSOR COMMON TRUST FUND HAS BEEN ADJUSTED TO REFLECT THE FUND'S EXPENSE LEVELS (ABSENT REIMBURSEMENTS) THAT WERE IN PLACE AT THE TIME THE FUND RECEIVED THE COMMON TRUST FUND ASSETS.
(1) THE FUND'S FISCAL YEAR END IS 8/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001*,(1)

                                                  PAST 1 YR.       PAST 5 YRS.      PAST 10 YRS.
------------------------------------------------------------------------------------------------
 CLASS A SHARES - RETURN BEFORE TAXES             -0.48            4.47             5.08
------------------------------------------------------------------------------------------------
 CLASS A SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS                               -1.01            4.25              N/A(2)
------------------------------------------------------------------------------------------------
 CLASS A SHARES - RETURN AFTER TAXES ON
   DISTRIBUTIONS AND SALE OF FUND SHARES           1.46            4.47              N/A(2)
------------------------------------------------------------------------------------------------
 CLASS B SHARES - RETURN BEFORE TAXES             -0.70            5.11             5.56
------------------------------------------------------------------------------------------------
 LEHMAN COMPETITIVE INTERMEDIATE
   (1-17 MATURITIES) INDEX(3) (REFLECTS NO
   DEDUCTION FOR FEES, EXPENSES OR TAXES)          5.29            5.76                -
------------------------------------------------------------------------------------------------
 LIPPER NEW JERSEY MUNICIPAL DEBT
   FUNDS AVERAGE (REFLECTS NO DEDUCTION
   FOR TAXES)                                      4.48            4.97             5.83
------------------------------------------------------------------------------------------------

The after-tax returns are shown for only the Class A Shares and not the other class offered by this prospectus. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 *  SEE FOOTNOTE ON PREVIOUS PAGE.

(1) SEE FOOTNOTE ON PREVIOUS PAGE.
(2) AFTER-TAX RETURNS HAVE NOT BEEN CALCULATED FOR THE PERIODS PRIOR TO 1/1/97, DUE TO DIFFERENT TAX AND DISTRIBUTION REQUIREMENTS OF THE PREDECESSOR COMMON TRUST FUND.
(3) SINCE THE INDEX STARTED 7/93, IT LACKS A COMPLETE TEN YEARS OF HISTORY.

ESTIMATED INVESTOR EXPENSES FOR CLASS A AND CLASS B SHARES

The sales charge and estimated expenses of Class A and Class B Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                CLASS A SHARES         CLASS B SHARES
-------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)
 WHEN YOU BUY SHARES, SHOWN
 AS % OF THE OFFERING PRICE*                    4.50%                  NONE
-------------------------------------------------------------------------------------
 MAXIMUM DEFERRED SALES
 CHARGE (LOAD) SHOWN AS
 LOWER OF ORIGINAL PURCHASE
 PRICE OR REDEMPTION PROCEEDS                   NONE                   5.00%
-------------------------------------------------------------------------------------

*THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY
 SALES CHARGE.

ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A AND B ASSETS)

                                                CLASS A SHARES        CLASS B SHARES
-------------------------------------------------------------------------------------
 MANAGEMENT FEES                                 0.30                  0.30
 DISTRIBUTION (RULE 12b-1) FEES                  0.25                  0.75
 SHAREHOLDER SERVICE FEES                        0.25                  0.25
 OTHER EXPENSES(1)                               1.20                  1.20
-------------------------------------------------------------------------------------
 TOTAL ANNUAL OPERATING EXPENSES                 2.00                  2.50
 FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)      (1.00)                (1.00)
-------------------------------------------------------------------------------------
   NET EXPENSES(2)                               1.00                  1.50
-------------------------------------------------------------------------------------

(1) "OTHER EXPENSES" ARE BASED ON ESTIMATED EXPENSES FOR THE CURRENT FISCAL
    YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE CLASS A AND B SHARES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 1.00% AND 1.50%, RESPECTIVELY, OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/03. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.

EXAMPLE
The example below is intended to help you compare the cost of investing in the Class A and Class B Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 12/31/03, and total operating expenses thereafter.

The example is for comparison only; the actual returns of the Class A and Class B Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 CLASS A SHARES*($)             547        957         1,391       2,596
--------------------------------------------------------------------------------
 CLASS B SHARES**($)            653        983         1,441       2,637***
--------------------------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 CLASS B SHARES($)              153        683         1,241       2,637***
--------------------------------------------------------------------------------

  * ASSUMES SALES CHARGE IS DEDUCTED WHEN SHARES ARE PURCHASED.
 ** ASSUMES APPLICABLE DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE SOLD. *** REFLECTS CONVERSION OF CLASS B TO CLASS A SHARES AFTER THEY HAVE BEEN OWNED
    FOR EIGHT YEARS.

JPMORGAN NEW YORK INTERMEDIATE TAX FREE INCOME FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's investments and main risks, as well as Fund strategies, please see pages 38-42.

THE FUND'S OBJECTIVE
The Fund seeks to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes. It also seeks to protect the value of your investment.

THE FUND'S MAIN INVESTMENT STRATEGY

As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in municipal obligations whose interest payments are excluded from gross income for federal income tax purposes and exempt from New York State and New York City personal income taxes, and not subject to the federal alternative minimum tax on individuals. "Assets" means net assets, plus the amount of borrowings for investment purposes.

The Fund may invest in municipal obligations issued by the State of New York, its political subdivisions, as well as Puerto Rico, other U.S. territories and their political subdivisions.

The Fund invests in securities that are rated as investment grade by Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch Ratings. It may also invest in unrated securities of comparable quality.

The Fund may also invest in derivatives, inverse floaters and interest rate caps, zero coupon securities and forward commitments. These instruments may be used to increase the Fund's income or gain. Derivatives, which are financial instruments whose value is based on another security, index or exchange rate, might also be used to hedge various market risks.

The average dollar weighted maturity of the Fund's portfolio will be between three and ten years.

Under normal market conditions, the Fund reserves the right to invest up to 20% of its Assets in securities that pay interest subject to federal income tax, the federal alternative minimum tax on individuals or New York State and New York City personal income taxes. To temporarily defend the value of its assets during unusual market conditions, the Fund may exceed this limit.

The Fund may invest in money market funds so that it can easily convert investments into cash without losing a significant amount of money in the process.

There may be times when there are not enough securities available to meet the Fund's needs. On these occasions, the Fund may invest in repurchase agreements or Treasury securities that may be subject to federal income tax.

The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING
HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS
In managing the Fund, the adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)), seeks to develop an appropriate portfolio by comparing, among other factors, credit quality, yields and call provisions of different municipal issuers, and examining structural changes along the yield curve in an attempt to maximize investment returns while minimizing risk.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The principal value of fixed income investments tends to fall when prevailing interest rates rise.

The Fund invests primarily in New York State and its municipalities and public authorities. If the state, or any of the local government bodies, gets into financial trouble, it could have trouble paying interest and principal. This would hurt the Fund's returns and its ability to preserve capital and liquidity.

Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue. Under some circumstances, municipal lease obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose.

The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax on individuals or New York State and New York City personal income taxes. Consult your tax professional for more information.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions, because of political or economic instability, the imposition of government controls, or regulations that do not match U.S. standards.

The value of zero coupon securities, inverse floaters and interest rate caps tends to fluctuate according to interest rate changes significantly more than the value of ordinary interest-paying debt securities. The price of a security with an interest rate cap will change more often and to a greater degree than that of a municipal security without one.

Derivatives may be used to help manage duration, sector and yield curve exposure. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments and they could cause losses that exceed the Fund's original investment.

A forward commitment could lose value if the underlying security falls in value before the settlement date or if the other party fails to meet its obligation to complete the transaction.

Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This lack of diversification makes the value of the Fund's shares more sensitive to the economic problems of those issuing the securities. In addition, more than 25% of the Fund's total assets may be invested in securities that rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments that affect those projects.

To the extent the Fund invests in money market instruments, it will bear its ratable share of the expenses of the money market fund which would result in duplicative expenses.

     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - WANT TO ADD AN INCOME INVESTMENT TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT AN INVESTMENT WHOSE RISK/RETURN POTENTIAL IS HIGHER THAN THAT OF MONEY MARKET FUNDS BUT GENERALLY LESS THAN THAT OF STOCK FUNDS
     - WANT AN INVESTMENT THAT PAYS MONTHLY DIVIDENDS
     - WANT AN INCOME THAT IS EXEMPT FROM FEDERAL, STATE, AND LOCAL (IF APPLICABLE) PERSONAL INCOME TAXES IN NEW YORK
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - ARE INVESTING FOR AGGRESSIVE LONG-TERM GROWTH
     - REQUIRE STABILITY OF PRINCIPAL
     - ARE INVESTING THROUGH A TAX-DEFERRED ACCOUNT SUCH AS AN IRA

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years. It compares that performance to the Lehman NY Competitive Intermediate (1-17 maturities) Index and the Lipper New York Intermediate Municipal Debt Funds Average, widely recognized market benchmarks.

The performance figures in the bar chart do not reflect any deduction for the front-end load which is assessed on Class A Shares or the applicable contingent deferred sales load which is assessed on Class B Shares. If the loads were reflected, the performance figures would have been lower. The performance figures in the table for Class A Shares reflect the deduction of the maximum front-end sales load and the performance figures in the table for Class B Shares reflect the deduction of the applicable contingent deferred sales load. Class B Shares convert to Class A Shares after eight years.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1992          9.08%
1993         11.28%
1994         -5.81%
1995         15.42%
1996          3.06%
1997          8.46%
1998          6.45%
1999         -1.41%
2000          9.93%
2001          4.15%

-------------------------------------------
BEST QUARTER 1st quarter, 1995        5.82%
-------------------------------------------
WORST QUARTER 1st quarter, 1994      -4.27%
-------------------------------------------

THE FUND'S CLASS A YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 8.81%.

  * THE PERFORMANCE IN THE TABLE BEFORE CLASS A AND B SHARES WERE LAUNCHED ON 2/16/01 AND THE PERFORMANCE IN THE BAR CHART ARE BASED ON THE PERFORMANCE OF SELECT CLASS SHARES OF THE FUND, WHICH INVEST IN THE SAME PORTFOLIO OF SECURITIES, BUT WHOSE SHARES ARE NOT BEING OFFERED IN THIS PROSPECTUS. DURING THIS PERIOD, THE ACTUAL RETURNS OF CLASS A AND CLASS B SHARES WOULD HAVE BEEN LOWER THAN SHOWN BECAUSE CLASS A AND CLASS B SHARES HAVE HIGHER EXPENSES THAN SELECT CLASS SHARES.
    THE PERFORMANCE OF THE FUND PRIOR TO 1/1/97 IS BASED ON THE HISTORICAL PERFORMANCE OF THE FUND'S PREDECESSOR, WHICH WAS A COMMON TRUST FUND. THE HISTORICAL PERFORMANCE OF SHARES OF THE PREDECESSOR FUND HAS BEEN ADJUSTED TO REFLECT THE FUND'S EXPENSE LEVELS (ABSENT REIMBURSEMENTS) THAT WERE IN PLACE AT THE TIME THE FUND RECEIVED THE COMMON TRUST FUND ASSETS.
(1) THE FUND'S FISCAL YEAR END IS 8/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001*,(1)

                                                  PAST 1 YR.        PAST 5 YRS.     PAST 10 YRS.
------------------------------------------------------------------------------------------------
 CLASS A SHARES - RETURN BEFORE TAXES             -0.65             4.45            5.39
------------------------------------------------------------------------------------------------
 CLASS A SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS                               -0.70             4.32             N/A(2)
------------------------------------------------------------------------------------------------
 CLASS A SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS AND SALE OF FUND SHARES        1.13             4.44             N/A(2)
------------------------------------------------------------------------------------------------
 CLASS B SHARES - RETURN BEFORE TAXES             -1.68             4.94            5.80
------------------------------------------------------------------------------------------------
 LEHMAN MUNICIPAL BOND INDEX
   (REFLECTS NO DEDUCTION FOR FEES,
   EXPENSES OF TAXES                               5.13             5.98            6.63
------------------------------------------------------------------------------------------------
 LEHMAN NY COMPETITIVE INTERMEDIATE
   (1-17 MATURITIES)(3) (REFLECTS NO DEDUCTION
   FOR FEES, EXPENSES OR TAXES)                    5.11             5.93               -
------------------------------------------------------------------------------------------------
 LIPPER NEW YORK INTERMEDIATE MUNICIPAL
   DEBT FUNDS AVERAGE (REFLECTS NO DEDUCTION
   FOR TAXES)                                      4.18             4.95            5.53
------------------------------------------------------------------------------------------------

The after-tax returns are shown for only the Class A Shares and not the other Class offered by this prospectus. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

  * SEE FOOTNOTE ON PREVIOUS PAGE.
(1) SEE FOOTNOTE ON PREVIOUS PAGE.
(2) AFTER-TAX RETURNS HAVE NOT BEEN CALCULATED FOR THE PERIODS PRIOR TO 1/1/97, DUE TO DIFFERENT TAX AND DISTRIBUTION REQUIREMENTS OF THE PREDECESSOR COMMON TRUST FUND.
(3) SINCE THE INDEX STARTED 7/93, IT LACKS A COMPLETE TEN YEARS OF HISTORY.

INVESTOR EXPENSES FOR CLASS A AND CLASS B SHARES

The sales charge and expenses of the Class A and Class B Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                CLASS A SHARES        CLASS B SHARES
------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)
   WHEN YOU BUY SHARES, SHOWN
   AS % OF THE OFFERING PRICE*                  4.50%                 NONE
------------------------------------------------------------------------------------
 MAXIMUM DEFERRED SALES
   CHARGE(LOAD) SHOWN AS
   LOWER OF ORIGINAL PURCHASE
   PRICE OR REDEMPTION PROCEEDS                 NONE                  5.00%
------------------------------------------------------------------------------------

* THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A AND B ASSETS)

                                                  CLASS A SHARES  CLASS B SHARES
------------------------------------------------------------------------------------
 MANAGEMENT FEES                                   0.30            0.30
 DISTRIBUTION (RULE 12b-1) FEES                    0.25            0.75
 SHAREHOLDER SERVICE FEES                          0.25            0.25
 OTHER EXPENSES(1)                                 0.29            0.29
------------------------------------------------------------------------------------
 TOTAL ANNUAL OPERATING EXPENSES                   1.09            1.59
 FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)        (0.34)          (0.04)
------------------------------------------------------------------------------------
 NET EXPENSES(2)                                   0.75            1.55
------------------------------------------------------------------------------------

(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE CLASS A AND CLASS B SHARES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 0.75% AND 1.55%, RESPECTIVELY, OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/03. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME. FOR THE PERIOD ENDED 8/31/02, CLASS A AND CLASS B SHARES NET EXPENSES WERE 0.75% AND 1.57% RESPECTIVELY.

EXAMPLE
The example below is intended to help you compare the cost of investing in the Class A and Class B Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 12/31/03 and total operating expenses thereafter.

The example is for comparison only; the actual returns of the Class A and Class B Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------
 CLASS A SHARES*($)             523        749           992       1,690
-----------------------------------------------------------------------------
 CLASS B SHARES**($)            658        798         1,062       1,752***
-----------------------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------
 CLASS B SHARES($)              158        498         862         1,752***
-----------------------------------------------------------------------------

  * ASSUMES SALES CHARGE IS DEDUCTED WHEN SHARES ARE PURCHASED.
 ** ASSUMES APPLICABLE DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE SOLD. *** REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER THEY HAVE BEEN
    OWNED FOR EIGHT YEARS.

   JPMORGAN TAX FREE INCOME FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's investments and main risks, as well as Fund strategies, please see pages 38-42.

THE FUND'S OBJECTIVE
The Fund seeks to provide monthly dividends that are excluded from gross income for federal income tax purposes and to protect the value of your investment by investing primarily in municipal obligations.

THE FUND'S MAIN INVESTMENT STRATEGY

As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in municipal obligations whose interest payments are excluded from gross income for federal income tax purposes, and not subject to the federal alternative minimum tax on individuals. "Assets" means net assets, plus the amount of borrowings for investment purposes.

The Fund invests in securities that are rated as investment-grade by Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch Ratings. It may also invest in unrated securities of comparable quality.

The Fund may also invest in derivatives, inverse floaters and interest rate caps, zero coupon securities and forward commitments. These instruments may be used to increase the Fund's income or gain. Derivatives, which are financial instruments whose value is based on another security, index or exchange rate, might also be used to hedge various market risks.

There is no restriction on the maturity of the Fund's portfolio or on any individual security in the portfolio.

Under normal market conditions, the Fund reserves the right to invest up to 20% of its Assets in securities that pay interest subject to federal income tax or the federal alternative minimum tax on individuals. To temporarily defend the value of its assets during unusual market conditions, the Fund may exceed this limit.

The Fund may invest in money market funds so that it can easily convert investments into cash without losing a significant amount of money in the process.

The Fund may also invest in municipal lease obligations. These allow the Fund to participate in municipal lease agreements and installment purchase contracts.

The Fund may invest up to 25% of its total assets in municipal lease obligations backed by letters of credit or guarantees from U.S. and foreign banks and other foreign institutions.

There may be times when there are not enough securities available to meet the Fund's needs. On these occasions, the Fund may invest in repurchase agreements or Treasury securities that may be subject to federal income tax.

The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST
     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING
     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM
(USA)), the adviser, seeks to develop an appropriate portfolio by comparing, among other factors, credit quality, yields and call provisions of different municipal issuers, and examining structural changes along the yield curve in an attempt to maximize investment returns while minimizing risk.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The principal value of fixed income investments tends to fall when prevailing interest rates rise.

If a municipality gets into financial trouble, it could have difficulty paying interest and principal. This would hurt the Fund's returns and its ability to preserve capital and liquidity.

Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue. Under some circumstances, municipal lease obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose.

The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax on individuals. Consult your tax professional for more information.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions, because of political or economic instability, the imposition of government controls, or regulations that do not match U.S. standards.

The value of zero coupon securities, inverse floaters and interest rate caps tends to fluctuate according to interest rate changes significantly more than the value of ordinary interest-paying debt securities. The price of a security with an interest rate cap will change more often and to a greater degree than that of a municipal security without one.

Derivatives may be used to help manage duration, sector and yield curve exposure. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments and they could cause losses that exceed the Fund's original investment.

A forward commitment could lose value if the underlying security falls in value before the settlement date or if the other party fails to meet its obligation to complete the transaction.

Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This lack of diversification makes the value of the Fund's shares more sensitive to the economic problems of those issuing the securities. In addition, more than 25% of the Fund's assets may be invested in securities that rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments that affect those projects.

To the extent the Fund invests in money market instruments, it will bear its ratable share of the expenses of the money market fund which would result in duplicative expenses.

     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - WANT TO ADD AN INCOME INVESTMENT TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT AN INVESTMENT WHOSE RISK/RETURN POTENTIAL IS HIGHER THAN THAT OF MONEY MARKET FUNDS BUT GENERALLY LESS THAN THAT OF STOCK FUNDS
     - WANT AN INVESTMENT THAT PAYS MONTHLY DIVIDENDS
     - WANT AN INCOME THAT IS EXEMPT FROM FEDERAL AND PERSONAL INCOME TAXES THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - ARE INVESTING FOR AGGRESSIVE LONG-TERM GROWTH
     - REQUIRE STABILITY OF PRINCIPAL
     - ARE INVESTING THROUGH A TAX-DEFERRED ACCOUNT SUCH AS AN IRA

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Lehman Municipal Bond Index and the Lipper General Municipal Debt Funds Index, widely recognized market benchmarks.

The performance figures in the bar chart do not reflect any deduction for the front-end load which is assessed on Class A Shares or the applicable contingent deferred sales load assessed on Class B Shares. If the loads were reflected, the performance figures would have been lower. The performance figures in the table for Class A Shares reflect the deduction of the maximum front-end sales load and the performance figures in the table for Class B Shares reflect the deduction of the applicable contingent deferred sales load. Class B Shares convert to Class A Shares after eight years.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1992         9.13%
1993        11.32%
1994        -3.88%
1995        14.44%
1996         4.09%
1997         9.11%
1998         6.49%
1999        -3.26%
2000        11.68%
2001         3.79%

-------------------------------------------
BEST QUARTER 1st quarter, 1995        5.69%
-------------------------------------------
WORST QUARTER 1st quarter, 1994      -3.29%
-------------------------------------------

THE FUND'S CLASS A YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 10.12%.

  * THE PERFORMANCE IN THE TABLE FOR THE PERIOD BEFORE CLASS A AND B SHARES WERE LAUNCHED ON 2/16/01 AND THE PERFORMANCE IN THE BAR CHART ARE BASED ON THE HISTORICAL PERFORMANCE OF THE SELECT CLASS SHARES OF THE FUND, WHICH INVEST IN THE SAME PORTFOLIO OF SECURITIES, BUT WHOSE SHARES ARE NOT BEING OFFERED IN THIS PROSPECTUS. DURING THIS PERIOD, THE ACTUAL RETURNS OF CLASS A AND CLASS B SHARES WOULD HAVE BEEN LOWER THAN SHOWN BECAUSE CLASS A AND CLASS B SHARES HAVE HIGHER EXPENSES THAN SELECT CLASS SHARES. THE PERFORMANCE OF THE FUND PRIOR TO 1/1/97 IS BASED ON THE HISTORICAL PERFORMANCE OF THE FUND'S PREDECESSOR, WHICH WAS A COMMON TRUST FUND. THE HISTORICAL PERFORMANCE OF SHARES OF THE PREDECESSOR FUND HAS BEEN ADJUSTED TO REFLECT THE FUND'S EXPENSE LEVELS (ABSENT REIMBURSEMENTS) THAT WERE IN PLACE AT THE TIME THE FUND RECEIVED THE COMMON TRUST FUND ASSETS.
(1) THE FUND'S FISCAL YEAR END IS 8/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001*,(1)

                                                  PAST 1 YR.       PAST 5 YRS.      PAST 10 YRS.
------------------------------------------------------------------------------------------------
 CLASS A SHARES - RETURN BEFORE TAXES             -0.73            4.49             5.65
------------------------------------------------------------------------------------------------
 CLASS A SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS                               -0.73            4.39              N/A(2)
------------------------------------------------------------------------------------------------
 CLASS A SHARES - RETURN AFTER TAXES
   ON DISTRIBUTIONS AND SALE OF FUND SHARES        1.21            4.55              N/A(2)
------------------------------------------------------------------------------------------------
 CLASS B SHARES - RETURN BEFORE TAXES             -1.77            4.98             6.06
------------------------------------------------------------------------------------------------
 LEHMAN MUNICIPAL BOND INDEX (REFLECTS NO
   DEDUCTION FOR FEES, EXPENSES OR TAXES)          5.13            5.98             6.63
------------------------------------------------------------------------------------------------
 LIPPER GENERAL MUNICIPAL DEBT FUNDS INDEX
   (REFLECTS NO DEDUCTION FOR TAXES)               4.16            5.11             6.01
------------------------------------------------------------------------------------------------

The after-tax returns are shown for only the Class A Shares and not the other class offered by this prospectus. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

  * SEE FOOTNOTE FROM PREVIOUS PAGE.
(1) SEE FOOTNOTE FROM PREVIOUS PAGE.
(2) AFTER-TAX RETURNS HAVE NOT BEEN CALCULATED FOR THE PERIODS PRIOR TO 1/1/97, DUE TO DIFFERENT TAX AND DISTRIBUTION REQUIREMENTS OF THE PREDECESSOR COMMON TRUST FUND.

INVESTOR EXPENSES FOR CLASS A AND CLASS B SHARES
The sales charge and expenses of the Class A and Class B Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                 CLASS A SHARES        CLASS B SHARES
--------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)
   WHEN YOU BUY SHARES, SHOWN
   AS % OF THE OFFERING PRICE*                   4.50%                 NONE
--------------------------------------------------------------------------------------
 MAXIMUM DEFERRED SALES
   CHARGE(LOAD) SHOWN AS
   LOWER OF ORIGINAL PURCHASE
   PRICE OR REDEMPTION PROCEEDS                  NONE                  5.00%
--------------------------------------------------------------------------------------

* THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A AND B ASSETS)

                                                  CLASS A SHARES  CLASS B SHARES
---------------------------------------------------------------------------------
 MANAGEMENT FEES                                   0.30            0.30
 DISTRIBUTION (RULE 12b-1) FEES                    0.25            0.75
 SHAREHOLDER SERVICE FEES                          0.25            0.25
 OTHER EXPENSES(1)                                 0.35            0.35
---------------------------------------------------------------------------------
 TOTAL ANNUAL OPERATING EXPENSES                   1.15            1.65
 FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)        (0.40)          (0.01)
---------------------------------------------------------------------------------
 NET EXPENSES(2)                                   0.75            1.64

(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE CLASS A AND CLASS B SHARES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 0.75% AND 1.64%, RESPECTIVELY, OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/03. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.

EXAMPLE
This example below is intended to help you compare the cost of investing in the Class A and Class B Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 12/31/03 and total annual operating expense thereafter.

The example is for comparison only; the actual returns of the Class A and Class B Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------
 CLASS A SHARES*($)             523        761         1,018       1,751
-----------------------------------------------------------------------------
 CLASS B SHARES**($)            667        819         1,096       1,821***
-----------------------------------------------------------------------------

IF YOU DO NOT SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------
 CLASS B SHARES($)              167        519         896         1,821***
-----------------------------------------------------------------------------

  * ASSUMES SALES CHARGE IS DEDUCTED WHEN SHARES ARE PURCHASED.
 ** ASSUMES APPLICABLE DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE SOLD. *** REFLECTS CONVERSION OF CLASS B SHARES INTO CLASS A SHARES AFTER THEY HAVE
    BEEN OWNED FOR EIGHT YEARS.

   THE FUNDS' MANAGEMENT AND ADMINISTRATION

The California Bond Fund is a series of J.P. Morgan Series Trust, a Massachusetts business trust. The New York Intermediate Tax Free Income Fund, Tax Free Income Fund and New Jersey Tax Free Income Fund are series of Mutual Fund Select Trust which is a Massachusetts business trust. The trusts are all governed by the same trustees. The trustees are responsible for overseeing all business activities.

Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of securities representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms and thus would experience different performance, than another class. Certain classes may be more appropriate for a particular investor.

THE FUNDS' INVESTMENT ADVISERS
JPMIM is the investment adviser and makes the day-to-day investment decisions for the California Bond Fund. JPMIM is located at 522 Fifth Avenue, New York, NY 10036.

JPMFAM (USA) is the investment adviser for the New York Intermediate Tax Free Income Fund, Tax Free Income Fund and New Jersey Tax Free Income Fund and makes the day-to-day investment decisions for those funds. JPMFAM (USA) is located at 522 Fifth Avenue, New York, NY 10036.

JPMIM is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMFAM (USA) is a wholly owned subsidiary of JPMorgan Chase Bank, which is also a wholly owned subsidiary of JPMorgan Chase.

During the most recent fiscal year, each adviser (as applicable) was paid management fees (net of waivers) as a percentage of average daily net assets as follows:

                                           FISCAL
 FUND                                      YEAR END    %
 --------------------------------------------------------
 CALIFORNIA BOND FUND                      8/31      0.30
 --------------------------------------------------------
 NEW YORK INTERMEDIATE
 TAX FREE INCOME FUND                      8/31      0.30
 --------------------------------------------------------
 TAX FREE INCOME FUND                      8/31      0.30
 --------------------------------------------------------
 NEW JERSEY TAX FREE
 INCOME FUND                               8/31      0.30
 --------------------------------------------------------

PORTFOLIO MANAGERS
The Funds are managed by a team of individuals at JPMIM or JPMFAM (USA), as applicable.

THE FUNDS' ADMINISTRATOR
JPMorgan Chase Bank (the Administrator) provides administrative services and oversees each Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services:

0.15% of the first $25 billion of average daily net assets of all non-money market funds in the JPMorgan Funds Complex plus 0.075% of average daily net assets over $25 billion.

The Trust on behalf of the Funds has agreements with certain shareholder servicing agents (including JPMorgan Chase Bank) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of 0.25% of the average daily net assets of the Class A and Class B Shares of each Fund held by investors serviced by the shareholder servicing agent.

Each of the advisers and J.P. Morgan Fund Distributors, Inc. (JPMFD) may, at its own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for its customers.

THE FUNDS' DISTRIBUTOR
JPMFD is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

   HOW YOUR ACCOUNT WORKS

KNOW WHICH CLASSES TO BUY

Each Fund may issue multiple classes of shares. This prospectus relates only to Class A Shares of all Funds and Class B Shares of the New York Intermediate Tax Free Income Fund, Tax Free Income Fund and New Jersey Tax Free Income Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

You will need to choose a share class before making your initial investment. In making your choice, you should weigh the impact of potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge, but higher annual fees and a contingent deferred sales charge.

ABOUT SALES CHARGES
You may pay a sales charge to buy Class A Shares and you may pay a sales charge with respect to Class B shares in the Funds. There are also ongoing charges that all investors pay as long as they own their shares.

Different charges are associated with each class of shares:

- If you choose to invest in Class A Shares, you may pay a sales charge when you invest.

- If you choose to invest in Class B Shares, you may pay a deferred sales charge. You are not required to pay a sales charge when you invest, but may be required to pay a charge when you sell your shares, depending on the length of your investment in the particular shares.

There are a number of plans and special discounts which can decrease or eliminate these charges.

This section explains how the two sales charges work.

CLASS A SHARES

The initial sales charge is deducted directly from the money you invest. As the following table shows, the sales charge decreases as your investment increases. The public offering price of Class A Shares is the net asset value plus the initial sales charge. Net asset value is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors.

TOTAL SALES CHARGE FOR FUNDS

                                           AS % OF THE   AS %
                                           OFFERING      OF NET
 AMOUNT OF                                 PRICE         AMOUNT
 INVESTMENT                                PER SHARE     INVESTED
 ----------------------------------------------------------------
 LESS THAN $100,000                        4.50%         4.71%
 ----------------------------------------------------------------
 $100,000 BUT UNDER $250,000               3.75%         3.90%
 ----------------------------------------------------------------
 $250,000 BUT UNDER $500,000               2.50%         2.56%
 ----------------------------------------------------------------
 $500,000 BUT UNDER $1 MILLION             2.00%         2.04%
 ----------------------------------------------------------------

There is no sales charge for investments of $1 million or more.

CLASS B SHARES
The deferred sales charge is deducted directly from your assets when you sell your shares. It is calculated as a percentage of the lower of the original purchase price or the current value of the shares. As the following table shows, the deferred sales charge decreases the longer you hold the shares and disappears altogether after six years. Class B Shares automatically convert into Class A Shares at the beginning of the ninth year after you bought them.

YEAR     DEFERRED SALES CHARGE
-----------------------------------
 1        5%
-----------------------------------
 2        4%
-----------------------------------
 3        3%
-----------------------------------
 4        3%
-----------------------------------
 5        2%
-----------------------------------
 6        1%
-----------------------------------
 7        NONE
-----------------------------------
 8        NONE
-----------------------------------

We calculate the deferred sales charge from the month you buy your shares. We always sell the shares with the lowest deferred sales charge first. Shares acquired by reinvestment of distributions can be sold without a deferred sales charge.

GENERAL

The Funds have adopted Rule 12b-1 distribution plans under which they pay annual distribution fees of up to 0.25% of the average daily net assets attributed to Class A Shares and 0.75% of the average daily net assets attributed to Class B Shares.

This payment covers such things as compensation for services provided by broker-dealers and expenses connected to the sale of shares. Payments are not tied to actual expenses incurred.

Because 12b-1 expenses are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

WHICH CLASS OF SHARES IS BEST?
Your decision about which class of shares to buy depends on a number of factors, including the number of shares you're buying and how long you intend to hold your shares. If you have no plans to sell your shares for at least six years and you would prefer not to pay an up-front sales charge, you may consider buying Class B Shares.

Class A Shares may be a good choice if you qualify to have the sales charge reduced or eliminated. In almost all cases, if you plan to buy $250,000 of shares or more, Class A Shares are the most economical choice.

If you plan to buy less than $100,000 of shares, Class B will generally be the most economical choice.

You should also consider the distribution and service fees, which are lower for Class A Shares. These fees appear in the table called Annual Operating Expenses for each Fund.

Your investment representative may be able to advise you about the best class of shares for you.

BUYING FUND SHARES
You can buy shares in three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your representative which Funds you want to buy and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs. Some representatives charge a single fee that covers all services. Your representative may impose different minimum investments and earlier deadlines to buy and sell shares.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782
Or
Complete the application form and mail it along with a check for the amount you want to invest to:

JPMORGAN FUNDS SERVICE CENTER,
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

THROUGH A SYSTEMATIC INVESTMENT PLAN
You can make regular automatic purchases of at least $100. See Shareholders Services for details.

GENERAL
Whether you choose Class A Shares or Class B Shares, the price of the shares is based on the net asset value per share (NAV). NAV is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. You will pay the public offering price, which is based on the next NAV calculated after the JPMorgan Funds Service Center accepts your instructions. Each Fund calculates its NAV once each day at the close of regular trading on the New York Stock Exchange (NYSE). Each Fund generally values its assets at their market prices but if market prices are unavailable or do not represent a security's value at the time of pricing, then each Fund values its assets at their fair value in accordance with procedures established by and under the general supervision and responsibility of its board of trustees. When fair value is used, the prices of securities used by each Fund to calculate its shares' NAV may differ from quoted or published prices for the same securities. The JPMorgan Funds Service Center will not accept your order until it is in proper form. An order is in proper form only after payment is converted into federal funds.

The JPMorgan Funds Service Center accepts purchase orders on any business day that the New York Stock Exchange is open. Normally, if the JPMorgan Funds Service Center receives your order in proper form by the close of regular trading on the New York Stock Exchange, we'll process your order at that day's price.

 TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:

 THE JPMORGAN FUNDS SERVICE CENTER

 1-800-348-4782

MINIMUM INVESTMENTS

 TYPE OF                                INITIAL         ADDITIONAL
 ACCOUNT                                INVESTMENT      INVESTMENTS
-------------------------------------------------------------------
 REGULAR ACCOUNT                        $ 2,500         $ 100
-------------------------------------------------------------------
 SYSTEMATIC INVESTMENT PLAN(1)          $ 1,000         $ 100
-------------------------------------------------------------------
 IRAS                                   $ 1,000         $ 100
-------------------------------------------------------------------
 SEP-IRAS                               $ 1,000         $ 100
-------------------------------------------------------------------
 EDUCATION IRAS                         $   500         $ 100
-------------------------------------------------------------------

(1) FOR ALTERNATIVE MINIMUM INVESTMENTS FOR SYSTEMATIC INVESTMENT PLAN ACCOUNTS, PLEASE SEE SHAREHOLDER SERVICES.

You must provide a Taxpayer Identification Number when you open an account. Each Fund has the right to refuse any purchase order or to stop offering shares for sale at any time.

Make your check out to JPMorgan Funds in U.S. dollars. We do not accept credit cards, cash, or checks from a third party. If you purchase shares by check, you may sell these shares as described below; however, proceeds from that sale will not be made available to you until 15 calendar days after such purchase check was received by the JPMorgan Funds Service Center. If you buy through an Automated Clearing House, you can not sell your shares until the payment clears. That could take more than seven business days.

Your purchase will be canceled if your check does not clear and you will be responsible for any expenses and losses to the Funds. Orders by wire will be canceled if the JPMorgan Funds Service Center doesn't receive payment by 4:00 p.m. Eastern time on the settlement date.

The Funds will not issue certificates for Class A Shares or Class B Shares.

SELLING FUND SHARES
You can sell your shares three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your representative which Funds you want to sell. He or she will send the necessary documents to the JPMorgan Funds Service Center. Your representative might charge you for this service.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER

Call 1-800-348-4782. We will mail you a check or send the proceeds via electronic transfer or wire. If you have changed your address of record within the previous 30 days or if you sell shares of Funds worth $25,000 or more by phone, we will send the proceeds by wire only to a bank account on our records. Or
Send a signed letter with your instructions to:

JPMORGAN FUNDS SERVICE CENTER,
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

THROUGH A SYSTEMATIC WITHDRAWAL PLAN
You can automatically sell as little as $50 worth of shares. See Shareholder Services for details.

GENERAL
You can sell your shares on any day that the JPMorgan Funds Service Center is accepting purchase orders. You will receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order, less any applicable sales charges.

We will need the names of the registered shareholders and your account number before we can sell your shares.

Under normal circumstances, if the JPMorgan Funds Service Center receives your order before the close of regular trading on the NYSE the Funds will make available to you the proceeds the next business day. If, however, you purchased your shares by check, and you wish to sell these shares, your purchase check will be deemed to take 15 calendar days in which to clear after which time the proceeds will be made available to you. The Funds may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

You will need to have signatures guaranteed for all registered owners or their legal representative if:

- you want to sell shares with a net asset value of $100,000 or more, or

- you want your payment sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact the JPMorgan Funds Service Center for more details.

REDEMPTIONS-IN-KIND
Each Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

EXCHANGING FUND SHARES
You can exchange your shares for shares of the same class of certain other JPMorgan Funds at net asset value, beginning 15 days after you buy your shares. For tax purposes, an exchange is treated as a sale of Fund shares. This will generally result in a capital gain or loss to you.

You can exchange your shares in one of three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your representative which Funds you want to exchange from and to. He or she will send the necessary documents to the JPMorgan Funds Service Center. Your representative might charge you for this service.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782 to ask for details.

THROUGH A SYSTEMATIC EXCHANGE PLAN
You can set up a systematic exchange program to automatically exchange shares on a regular basis. See Shareholder Services for details.

GENERAL
If you exchange Class B shares of a Fund for Class B shares of another JPMorgan Fund, you will not pay a deferred sales charge until you sell the shares of the other Fund. The amount of deferred sales charge will be based on when you bought the original shares, not when you made the exchange. Carefully read the prospectus of the Fund you want to buy before making an exchange. You will need to meet any minimum investment requirements.

You should not exchange shares as a means of short-term trading as this could increase management costs and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We may charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or more than 3 exchanges in a quarter. See the Statement of Additional Information (SAI) to find out more about the exchange privilege.

OTHER INFORMATION CONCERNING THE FUNDS
We may close your account if the aggregate balance in all JPMorgan Funds (except money market funds) falls below $500 for 30 days as a result of selling shares. We may also close the account if you are in the Systematic Investment Plan and fail to meet investment minimums over a 12-month period. We will give you 60 days' notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We will take reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Funds liable for any loss or expenses from any sales request, if the Funds take reasonable precautions. The applicable Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

Please write to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

The Funds may issue multiple classes of shares. This prospectus relates only Class A and Class B Shares of the Funds. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES
The Funds can earn income and they can realize capital gain. The Funds deduct any expenses and then pay out these earnings to shareholders as distributions.

The Funds declare dividends daily and distribute any net investment income (other than short-term capital gains) at least monthly. Net capital gain is distributed annually. You have three options for your distributions. You may:

- reinvest all of them in additional Fund shares without a sales charge;

- take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

- take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. Dividends of tax-exempt interest income are not subject to federal income taxes, but will generally be subject to state and local taxes. However, for the New York Intermediate Tax Free Income Fund, New York residents will not have to pay New York State or New York City personal income taxes on dividends of tax-exempt income from New York municipal obligations. Similarly, for the California Bond Fund, California residents will not have to pay California personal income taxes on dividends of tax-exempt income from California municipal obligations. The state or municipality where you live may not charge you state or local taxes on dividends of tax-exempt interest earned on certain bonds. Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Funds. Because each investor's tax consequences are unique, please consult your tax advisor to see how investing in a Fund will affect your own tax situation.

   SHAREHOLDER SERVICES

SYSTEMATIC INVESTMENT PLAN
If you make an initial investment of at least $1,000, you can regularly invest $100 or more on a monthly, quarterly or semiannual basis. You may also chose to make a lower initial investment of $250, which requires additional monthly systematic investments of $200. The money is automatically deducted from your checking or savings account. For further information please refer to the How Your Account Works section of this prospectus.

You can set up a plan when you open an account by completing the appropriate section of the application. Current shareholders can join by sending a signed letter and a deposit slip or void check to the JPMorgan Funds Service Center. Call 1-800-348-4782 for complete instructions.

SYSTEMATIC WITHDRAWAL PLAN

You can automatically sell shares. You can make regular withdrawals of $50 or more. You can have automatic withdrawals made monthly, quarterly or semiannually. Your account must contain at least $5,000 (or $20,000 for Class B accounts) to start the plan.

Call 1-800-348-4782 for complete instructions.

SYSTEMATIC EXCHANGE PLAN
You can set up a systematic exchange program to automatically exchange shares on a regular basis. This is a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same Fund. Call 1-800-348-4782 for complete instructions.

FREE EXCHANGE PRIVILEGE
You can exchange shares between JPMorgan Funds in the same class without charge. This allows you to adjust your investments as your objectives change.

REINSTATEMENT PRIVILEGE

You can buy back Class A Shares you sell, without paying a sales charge, as long as you make a request in writing within 90 days of the sale. If you sell Class B Shares on which you have paid a deferred sales charge, you can use the proceeds to buy Class A Shares without a sales charge, but you must buy the Class A Shares within 90 days of selling the Class B Shares.

INVESTMENTS

This table discusses the customary types of investments which can be held by each Fund. In each case the related types of risk are listed on the following page (see below for definitions). This table reads across two pages.

     /X/ Typically invests in
     / / Permitted, but no intention to use currently
     -   Not permitted

                                                                                 NEW YORK
                                                                               INTERMEDIATE
                                           RELATED TYPES OF      CALIFORNIA      TAX FREE       TAX FREE      NEW JERSEY
                                                RISK                BOND          INCOME         INCOME     TAX FREE INCOME
-----------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Interests in a    credit, interest       / /            / /           / /            / /
stream of payments from specific assets,  rate, market,
such as auto or credit card receivables.  prepayment
-----------------------------------------------------------------------------------------------------------------------------
BANK OBLIGATIONS Negotiable certificates  credit, currency,      / /Domestic    / /Domestic   / /Domestic    / /Domestic
of deposit, time deposits and bankers'    liquidity, political      Only           Only          Only           Only
acceptances of domestic and foreign
issuers.
-----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER Unsecured short term     credit, currency,      /X/            /X/           /X/            /X/
debt issued by domestic and foreign       interest rate,
banks or corporations. These securities   liquidity, market,
are usually discounted and may be rated   political
by S&P, Moody's or are other nationally
recognized statistical rating
organization.
-----------------------------------------------------------------------------------------------------------------------------
MORTGAGES (DIRECTLY HELD) Domestic debt   credit,                / /            / /           / /            / /
instrument which gives the lender a lien  environmental,
on property as security for the loan      extension, interest
payment.                                  rate, liquidity,
                                          market, natural
                                          event, political,
                                          prepayment,
                                          valuation
-----------------------------------------------------------------------------------------------------------------------------
MORTGAGE AND DOLLAR ROLLS The sale of     currency, extension,   / /            / /           / /            / /
domestic and foreign mortgage backed      interest rate,
securities with the promise to purchase   leverage, liquidity,
similar securities at a later date.       market, political,
Segregated liquid assets are used to      prepayment
offset leverage risk.
-----------------------------------------------------------------------------------------------------------------------------
PRIVATE PLACEMENTS Bonds or other         credit, interest       /X/            /X/           /X/            /X/
investments that are sold directly to an  rate, liquidity,
institutional investor.                   market, valuation
-----------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS Contracts whereby   credit                 / /            / /           / /            / /
the fund agrees to purchase a security
and resell it to the seller on a
particular date and at a specific price.
-----------------------------------------------------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENTS Contracts   credit                 / /(1)         / /(1)        / /(1)         / /(1)
whereby the fund sells a security and
agrees to repurchase it from the buyer
on a particular date and at a specific
price. Considered a form of borrowing.
-----------------------------------------------------------------------------------------------------------------------------
SWAPS Contractual agreement whereby a     credit, currency,      / /            / /           / /            / /
domestic or foreign party agrees to       interest rate,
exchange periodic payments with a         leverage, market,
counterparty. Segregated liquid assets    political
are used to offset leverage risk.
-----------------------------------------------------------------------------------------------------------------------------
SYNTHETIC VARIABLE RATE INSTRUMENTS Debt  credit, interest       /X/            /X/           /X/            /X/
instruments whereby the issuer agrees to  rate, leverage,
exchange one security for another in      liquidity, market
order to change the maturity or quality
of a security in the fund.
-----------------------------------------------------------------------------------------------------------------------------
TAX EXEMPT MUNICIPAL SECURITIES           credit, interest       /X/            /X/           /X/(1)         /X/
Securities, generally issued as general   rate, market,
obligation and revenue bonds, whose       natural event,
interest is exempt from federal taxation  political
and state and/or local taxes in the
state where the securities were issued.
-----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES Debt           interest rate          /X/            /X/           /X/            /X/
instruments (Treasury bills, notes, and
bonds) guaranteed by the U.S. government
for the timely payment of principal and
interest.
-----------------------------------------------------------------------------------------------------------------------------
ZERO COUPON, PAY-IN-KIND, AND DEFERRED    credit, currency,      /X/            /X/           /X/            /X/
PAYMENT SECURITIES Domestic and foreign   interest rate,
securities offering non-cash or           liquidity, market,
delayed-cash payment. Their prices are    political, valuation
typically more volatile than those of
some other debt instruments and involve
certain special tax considerations.
-----------------------------------------------------------------------------------------------------------------------------

RISK RELATED TO CERTAIN INVESTMENTS HELD BY THE FUNDS:

CREDIT RISK The risk a financial obligation will not be met by the issuer of a security or the counterparty to a contract, resulting in a loss to the purchaser.

CURRENCY RISK The risk currency exchange rate fluctuations may reduce gains or increase losses on foreign investments.

ENVIRONMENTAL RISK The risk that an owner or operator of real estate may be liable for the costs associated with hazardous or toxic substances located on the property.

EXTENSION RISK The risk a rise in interest rates will extend the life of a mortgage-backed security to a date later than the anticipated prepayment date, causing the value of the investment to fall.

INTEREST RATE RISK The risk a change in interest rates will adversely affect the value of an investment. The value of fixed income securities generally moves in the opposite direction of interest rates (decreases when interest rates rise and increases when interest rates fall).

LEVERAGE RISK The risk of gains or losses disproportionately higher than the amount invested.

LIQUIDITY RISK The risk the holder may not be able to sell the security at the time or price it desires.

MARKET RISK The risk that when the market as a whole declines, the value of a specific investment will decline proportionately. This systematic risk is common to all investments and the mutual funds that purchase them.

NATURAL EVENT RISK The risk a natural disaster, such as a hurricane or similar event, will cause severe economic losses and default in payments by the issuer of the security.

POLITICAL RISK The risk governmental policies or other political actions will negatively impact the value of the investment.

PREPAYMENT RISK The risk declining interest rates will result in unexpected prepayments, causing the value of the investment to fall.

VALUATION RISK The risk the estimated value of a security does not match the actual amount that can be realized if the security is sold.

  (1) All forms of borrowing (including securities lending, mortgage dollar rolls and reverse repurchase agreements) in the aggregate may not exceed 33 1/3% of the fund's total assets.

                                      38/39

RISK AND REWARD ELEMENTS FOR THE FUNDS

This table discusses the main elements that make up each Fund's overall risk and reward characteristics. It also outlines each Fund's policies toward various investments, including those that are designed to help certain Funds manage risk.

POTENTIAL RISKS                        POTENTIAL REWARDS                      POLICIES TO BALANCE RISK AND REWARD
------------------------------------------------------------------------------------------------------------------------------------
MARKET CONDITIONS
-  Each Fund's share price, yield,     -  Bonds have generally outperformed   -  Under normal circumstances each Fund plans to
   and total return will fluctuate in     money market investments over the      remain fully invested in accordance with its
   response to bond market movements      long term, with less risk than         policies
-  The value of most bonds will fall      stocks                              -  The Funds seek to limit risk and enhance total
   when interest rates rise; the       -  Most bonds will rise in value when     return or yields through careful management, sector
   longer a bond's maturity and the       interest rates fall                    allocation, individual securities selection, and
   lower its credit quality, the more  -  Mortgage-backed and asset-backed       duration management
   its value typically falls              securities and direct mortgages     -  During severe market downturns, the Funds have the
-  Adverse market conditions may from     can offer attractive returns           option of investing up to 100% of assets in high
   time to time cause a Fund to take                                             quality short-term securities instruments
   temporary defensive positions that                                         -  Each adviser monitors interest rate trends, as well
   are inconsistent with its                                                     as geographic and demographic information related
   principal investment strategies                                               to mortgage-backed securities and mortgage
   and may hinder a Fund from                                                    prepayments
   achieving its investment objective
-  Mortgage-backed and asset-backed
   securities (securities
   representing an interest in, or
   secured by, a pool of mortgages or
   other assets such as receivables)
   and direct mortgages could
   generate capital losses or periods
   of low yields if they are paid off
   substantially earlier or later
   than anticipated
-  Each Fund is non-diversified,
   which means that a relatively high
   percentage of the Fund's assets
   may be invested in a limited
   number of issuers. Therefore, its
   performance may be more vulnerable
   to changes in the market value of
   a single issuer or a group of
   issuers
------------------------------------------------------------------------------------------------------------------------------------
CREDIT QUALITY
-  The default of an issuer would      -  Investment-grade bonds have a       -  Each Fund maintains its own policies for balancing
   leave a Fund with unpaid interest      lower risk of default                  credit quality against potential yields and gains
   or principal                        -  Junk bonds offer higher yields and     in light of its investment goals
-  Junk bonds (those rated BB, Ba or      higher potential gains              -  Each adviser develops its own ratings of unrated
   lower) have a higher risk of                                                  securities and makes a credit quality
   default, tend to be less liquid,                                              determination for unrated securities
   and may be more difficult to value
------------------------------------------------------------------------------------------------------------------------------------

POTENTIAL RISKS                        POTENTIAL REWARDS                      POLICIES TO BALANCE RISK AND REWARD
------------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED DELIVERY
SECURITIES
-  When a Fund buys securities before  -  A Fund can take advantage of        -  Each Fund segregates liquid assets to offset
   issue or for delayed delivery, it      attractive transaction                 leverage risk
   could be exposed to leverage risk      opportunities
   if it does not segregate liquid
   assets
------------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT CHOICES
-  A Fund could underperform its       -  A Fund could outperform its         -  Each adviser focuses its active management on those
   benchmark due to its sector,           benchmark due to these same            areas where it believes its commitment to research
   securities or duration choices         choices                                can most enhance returns and manage risks in a
                                                                                 consistent way
------------------------------------------------------------------------------------------------------------------------------------
DERIVATIVES
-  Derivatives such as futures,        -  Hedges that correlate well with     -  The Funds use derivatives, such as futures,
   options, swaps and forward foreign     underlying positions can reduce or     options, swaps and forward foreign currency
   currency contracts(1) that are         eliminate losses at low cost           contracts for hedging and for risk management
   used for hedging the portfolio or   -  A Fund could make money and            (i.e., to adjust duration or yield curve exposure,
   specific securities may not fully      protect against losses if              or to establish or adjust exposure to particular
   offset the underlying positions        management's analysis proves           securities, markets, or currencies); risk
   and this could result in losses to     correct                                management may include management of a Fund's
   the Funds that would not have       -  Derivatives that involve leverage      exposure relative to its benchmark
   otherwise occurred                     could generate substantial gains    -  The Funds only establish hedges that they expect
-  Derivatives used for risk              at low cost                            will be highly correlated with underlying positions
   management may not have the                                                -  The New York Intermediate Tax Free, Income and New
   intended effects and may result in                                            Jersey Tax Free Income Funds may use derivatives
   losses or missed opportunities                                                to increase income or gain
-  The counterparty to a derivatives                                          -  While the Funds may use derivatives that
   contract could default                                                        incidentally involve leverage, they do not use them
-  Certain types of derivatives                                                  for the specific purpose of leveraging their
   involve costs to the Funds which                                              portfolios
   can reduce returns
-  Derivatives that involve leverage
   could magnify losses
-  Derivatives used for non-hedging
   purposes could cause losses that
   exceed the original investment
-  Derivatives may, for tax purposes,
   affect the character of gain and
   loss realized by the Funds,
   accelerate recognition of income
   to the Funds, affect the holding
   period of the Fund's assets and
   defer recognition of certain of
   the Fund's losses
------------------------------------------------------------------------------------------------------------------------------------

POTENTIAL RISKS                        POTENTIAL REWARDS                      POLICIES TO BALANCE RISK AND REWARD
------------------------------------------------------------------------------------------------------------------------------------
SECURITIES LENDING(2)
-  When a Fund lends a security,       -  A Fund may enhance income through   -  Each adviser maintains a list of approved borrowers
   there is a risk that the loaned        the investment of the collateral    -  The Funds receive collateral equal to at least 100%
   securities may not be returned if      received from the borrower             of the current value of securities loaned plus
   the borrower defaults                                                         accured interest
-  The collateral will be subject to                                          -  The lending agents indemnify a Fund against
   the risks of the securities in                                                borrower default
   which it is invested                                                       -  Each adviser's collateral investment guidelines
                                                                                 limit the quality and duration of collateral
                                                                                 investment to minimize losses
                                                                              -  Upon recall, the borrower must return the
                                                                                 securities loaned within the normal settlement
                                                                                 period
------------------------------------------------------------------------------------------------------------------------------------
ILLIQUID HOLDINGS
-  A Fund could have difficulty        -  These holdings may offer more       -  No Fund may invest more than 15% of net assets in
   valuing these holdings precisely       attractive yields or potential         illiquid holdings
-  A Fund could be unable to sell         growth than comparable widely       -  To maintain adequate liquidity to meet redemptions,
   these holdings at the time or          traded securities                      each Fund may hold investment-grade short-term
   price desired                                                                 securities (including repurchase agreements and
                                                                                 reverse repurchase agreements) and, for temporary
                                                                                 or extraordinary purposes, may borrow from banks up
                                                                                 to 33 1/3% of the value of its total assets or draw
                                                                                 on a line of credit
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM TRADING
-  Increased trading would raise a     -  A Fund could realize gains in a     -  The Funds may use short-term trading to take
   Fund's transaction costs               short period of time                   advantage of attractive or unexpected opportunities
-  Increased short-term capital gains  -  A Fund could protect against           or to meet demands generated by shareholder
   distributions would raise              losses if a bond is overvalued and     activity
   shareholders' income tax liability     its value later falls
------------------------------------------------------------------------------------------------------------------------------------

(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

(2) Although each of the Funds is authorized to engage in securities lending, none of the Funds currently does so.

     FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, except as noted, whose reports, along with each Fund's financial statements, are included in the representative Fund's annual report, which is available upon request.

JPMORGAN CALIFORNIA BOND FUND

                                                                                                                 CLASS A
                                                                                                                ----------
                                                                                                                 9/10/01*
                                                                                                                  THROUGH
PER SHARE OPERATING PERFORMANCE:                                                                                  8/31/02
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                             $  10.90
-------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                                                           0.40
     Net gains or losses on securities (both realized and unrealized)                                                0.17
                                                                                                                 --------
     Total from investment operations                                                                                0.57
   Less distributions:
     Dividends from net investment income                                                                            0.40
     Distributions from capital gains                                                                                  --
                                                                                                                 --------
     Total distributions                                                                                             0.40
Net asset value, end of period                                                                                   $  11.07
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                                                                                      5.33%(a)
=========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (in millions)                                                                     $     23
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-------------------------------------------------------------------------------------------------------------------------
     Net expenses                                                                                                    0.60%
-------------------------------------------------------------------------------------------------------------------------
     Net investment income                                                                                           3.70%
-------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements and earnings credits                                                   1.23%
-------------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers, reimbursements and earnings credits                                      3.07%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                                                65%(a)
-------------------------------------------------------------------------------------------------------------------------

  * Commencement of offering of class of shares.
 -- Amount rounds to less than $0.005.
(a) Not annualized.
(1) Total return figures do not include the effect of any front end load. # Short periods have been annualized.

JPMORGAN NEW JERSEY TAX FREE INCOME FUND

                                                                                                   CLASS A*      CLASS B*
                                                                                                   --------      --------
                                                                                                     4/1/02        4/1/02
                                                                                                    THROUGH       THROUGH
PER SHARE OPERATING PERFORMANCE:                                                                    8/31/02       8/31/02
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                               $   9.84      $   9.84
-------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                                             0.12          0.11
     Net gains or losses on securities (both realized and unrealized)                                  0.53          0.50
                                                                                                   --------      --------
     Total from investment operations                                                                  0.65          0.61
   Less distributions:
     Dividends from net investment income                                                              0.13          0.11
     Distributions from capital gains                                                                    --            --
                                                                                                   --------      --------
     Total distributions                                                                               0.13          0.11
Net asset value, end of period                                                                     $  10.36      $  10.34
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                                                                        6.67%(a)      6.20%(a)
=========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (in millions)                                                       $     --(b)   $     --(b)
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-------------------------------------------------------------------------------------------------------------------------
     Net expenses                                                                                      1.00%         1.50%
-------------------------------------------------------------------------------------------------------------------------
     Net investment income (loss)                                                                      3.16%         2.72%
-------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements and earnings credits                                    33.81%!!      36.90%!!
-------------------------------------------------------------------------------------------------------------------------
     Net investment income (loss) without waivers, reimbursements and earnings
     credits                                                                                         (29.67%)!!    (32.68%)!!
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                                  75%(a)        75%(a)
-------------------------------------------------------------------------------------------------------------------------

  * Commencement of offering of class of shares.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
(a) Not annualized.
(b) Amount rounds to less than one million.
  # Short periods have been annualized.
 !! Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

JPMORGAN NEW YORK INTERMEDIATE TAX FREE INCOME FUND

                                                                                       CLASS A                  CLASS B
                                                                                  ------------------       -------------------
                                                                                     YEAR   2/16/01^          YEAR    2/16/01^
                                                                                    ENDED    THROUGH         ENDED     THROUGH
PER SHARE OPERATING PERFORMANCE:                                                  8/31/02    8/31/01       8/31/02     8/31/01
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $  7.37   $   7.22       $  7.38    $   7.22
-------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                           0.26@      0.15          0.21@       0.12
     Net gains or losses on securities (both realized and unrealized)                0.10       0.15          0.08        0.16
                                                                                  -------   --------       -------    ---------
     Total from investment operations                                                0.36       0.30          0.29        0.28
   Less distributions:
     Dividends from net investment income                                            0.27       0.15          0.20        0.12
     Distributions from capital gains                                                0.01          -          0.01           -
                                                                                  -------   --------       -------    ---------
     Total distributions                                                             0.28       0.15          0.21        0.12
Net asset value, end of period                                                    $  7.45   $   7.37       $  7.46    $   7.38
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                                                      5.06%      4.26%(a)      4.08%       3.91%(a)
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (in millions)                                      $   107   $    117       $    21    $     12
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-------------------------------------------------------------------------------------------------------------------------------
     Net expenses                                                                    0.75%      0.75%         1.57%       1.64%
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                                           3.58%      4.10%         2.74%       3.21%
-------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements and earnings credits                   1.09%      1.21%         1.59%       1.72%
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers, reimbursements and earnings credits      3.24%      3.64%         2.72%       3.13%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                75%        33%(a)        75%         33%(a)
-------------------------------------------------------------------------------------------------------------------------------

  ^ Commencement of offering of class of shares.
  @ Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
(a) Not annualized.
  # Short periods have been annualized.

JPMORGAN TAX FREE INCOME FUND

                                                                                       CLASS A                  CLASS B
                                                                                  ------------------       -------------------
                                                                                     YEAR   2/16/01^          YEAR    2/16/01^
                                                                                    ENDED    THROUGH         ENDED     THROUGH
PER SHARE OPERATING PERFORMANCE:                                                  8/31/02    8/31/01       8/31/02     8/31/01
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $  6.57   $   6.44       $  6.58    $   6.44
-------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                           0.28       0.15          0.25        0.12
     Net gains or losses on securities (both realized and unrealized)                0.08       0.13          0.05        0.14
                                                                                  -------   --------       -------    ---------
     Total from investment operations                                                0.36       0.28          0.30        0.26
   Less distributions:
     Dividends from net investment income                                            0.27       0.15          0.20        0.12
     Distributions from capital gains                                                   -          -             -           -
                                                                                  -------   --------       -------    ---------
     Total distributions                                                             0.27       0.15          0.20        0.12
Net asset value, end of period                                                    $  6.66   $   6.57       $  6.68    $   6.58
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                                                      5.64%      4.46%(a)      4.69%       4.13%(a)
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (in millions)                                      $    61   $     59       $     6    $      7
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-------------------------------------------------------------------------------------------------------------------------------
     Net expenses                                                                    0.75%      0.75%         1.64%       1.64%
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                                           4.21%      4.55%         3.31%       3.66%
-------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements and earnings credits                   1.15%      1.23%         1.65%       1.74%
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers, reimbursements and earnings credits      3.81%      4.07%         3.30%       3.56%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                94%        57%(a)        94%         57%(a)
-------------------------------------------------------------------------------------------------------------------------------

  ^ Commencement of offering of class of shares.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
(a) Not annualized.
  # Short periods have been annualized.

                       This page intentionally left blank.

PRIVACY POLICY
Respecting and protecting client privacy has been vital to our business since its inception. By explaining our Privacy Policy to you, we trust that you will better understand how the JPMorgan Funds keep our client information private and secure while using it to serve you better.

PROTECTING THE CONFIDENTIALITY OF OUR CLIENT INFORMATION
We take our responsibility to protect the privacy and confidentiality of our client information very seriously. We maintain physical, electronic and procedural safeguards that comply with United States federal standards to store and secure information about you from unauthorized access, alteration and destruction. Our control policies authorize access to client information only by individuals who need to know that information to provide products and services to you.

WHO IS COVERED BY THE PRIVACY POLICY?
The Privacy Policy applies to the shareholders of JPMorgan Funds and applies only to information related to JPMorgan Funds.

If you decide at some point either to close your account(s) or to become an inactive client, we will continue to adhere to the privacy policies and practices described in this notice.

INFORMATION WE COLLECT ABOUT YOU
We receive information about you from various sources, including: certain nonpublic personal information about you from information you provide on applications or other forms (such as your address and social security number), and information about your account transactions with us (such as purchases, sales and account balances). We may also collect such information through account inquiries by mail, e-mail or telephone.

SHARING INFORMATION FOR LEGAL AND ROUTINE BUSINESS REASONS AND FOR JOINT
MARKETING
We may disclose non public personal information we collect about you as permitted by law. For example, we may share information with regulatory authorities and law enforcement officials who have jurisdiction over us or if we are required to do so by United States or the applicable law; provide information to protect against fraud; share information with your consent and give account information to check and statement printers and other service providers who work for us. We also may share the information we collect about you, as described above, with firms that perform administrative or marketing services on our behalf or with financial institutions, such as banks, with whom we have joint marketing agreements to provide you with offers of their financial products and services. These companies may receive information about you, but they must safeguard it and not use it for any other purpose.

J.P. MORGAN FUND DISTRIBUTORS, INC.
J.P. Morgan Fund Distributors, Inc., as distributor of the JPMorgan Funds, does not collect or retain nonpublic personal financial information relating to any past, present or prospective shareholders of the Funds. From time to time, the Funds or companies that provide services to the Funds may provide to J.P. Morgan Fund Distributors, Inc. nonpublic personal financial information relating to shareholders or prospective shareholders as necessary to perform services for the Funds. In such circumstances, J.P. Morgan Fund Distributors, Inc. adheres to the regulatory limitations on the use or disclosure of that information and its own obligations to protect the security and confidentiality of the information.

If you have any questions regarding this policy, please feel free to contact us at 1-800-348-4782.

              THIS INSIDE BACK COVER IS NOT PART OF YOUR PROSPECTUS

   HOW TO REACH US

MORE INFORMATION
For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

If you buy shares through an institution you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

PUBLIC REFERENCE ROOM OF THE SEC

WASHINGTON, DC 20549-0102.
1-202-942-8090
E-MAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds are also available on the SEC's website at http://www.sec.gov.


      The Investment Company Act File No. is 811-7841 for all Funds except
            JPMorgan California Bond Fund, whose file No. is 811-7795

          (C)J.P. Morgan Chase & Co. All Rights Reserved. December 2002

                                                                    PR-TFAB-1202

PROSPECTUS DECEMBER 20, 2002


JPMORGAN TAX FREE FUNDS
INSTITUTIONAL CLASS SHARES

CALIFORNIA BOND FUND

INTERMEDIATE TAX FREE INCOME FUND

NEW YORK INTERMEDIATE TAX FREE INCOME FUND

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS

California Bond Fund                                  1

Intermediate Tax Free Income Fund                     7

New York Intermediate Tax Free Income Fund           13

The Funds' Management and Administration             19

How Your Account Works                               21

   Buying Fund Shares                                21

   Selling Fund Shares                               22

   Other Information Concerning The Funds            23

   Distributions and Taxes                           23

Investments                                          26

Risk and Reward Elements                             28

Financial Highlights                                 31

How To Reach Us                              Back cover

         JPMORGAN CALIFORNIA BOND FUND

RISK/RETURN SUMMARY
For a more detailed discussion of the Fund's investments and main risks, as well as Fund strategies, please see pages 26-30.

THE FUND'S OBJECTIVE
The Fund seeks to provide high after-tax total return for California residents consistent with moderate risk of capital.

THE FUND'S MAIN INVESTMENT STRATEGY
As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in municipal securities, the income from which is exempt from federal and state personal income taxes for California residents and not subject to the federal alternative minimum tax on individuals. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund seeks investments that also provide high current income. Municipal securities in which the Fund can invest include those issued by the State of California, its political subdivisions, as well as Puerto Rico, other U.S. territories and their political subdivisions. Because the Fund's objective is high after-tax total return rather than high tax-exempt income, the Fund may invest to a limited extent in securities of other states or territories. To the extent that the Fund invests in municipal securities of other states, the income from such securities would be free from federal personal income taxes for California residents but would be subject to California state personal income taxes. For non-California residents, the income from California municipal securities is free from federal personal income taxes only. Under normal market conditions, the Fund reserves the right to invest up to 20% of its Assets in securities that pay interest subject to federal income tax, the federal alternative minimum tax on individuals or California personal income taxes. To temporarily defend the value of its assets during unusual market conditions, the Fund may exceed this limit.

The Fund's securities may be of any maturity, but under normal market conditions the Fund's duration will generally range between three and seven years, similar to that of the Lehman Brothers California Competitive Intermediate Bond Index (1-17) (also known as the Lehman 1-17 Year California Municipal Bond Index) (currently 5.42 years).

At least 90% of total assets must be invested in securities that, at the time of purchase, are rated investment-grade by Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch Ratings. The Fund also may invest in unrated securities of comparable quality. No more than 10% of total assets may be invested in securities rated B or BB.

The Fund may invest in money market instruments to increase its ability to easily convert investments into cash without losing a significant amount of money in the process.

There may be times when there are not enough municipal securities available to meet the Fund's needs. On these occasions, the Fund may invest in securities that may be subject to federal income tax.

The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS
In managing the Fund, J.P. Morgan Investment Management Inc. (JPMIM), the adviser, employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities, and duration management.

The sector allocation team meets monthly, analyzing the fundamentals of a broad range of sectors in which the Fund may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.

Relying on the insights of different specialists, including credit analysts, quantitative researchers, and dedicated fixed income traders, the adviser makes buy and sell decisions according to the Fund's objective and strategy.

Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish the Fund's largest duration, a common measurement of a security's sensitivity to interest rate movements.

The Fund's target duration typically remains relatively close to the duration of the market as a whole, as represented by the Fund's benchmark. The strategists closely monitor the Fund and make tactical adjustments as necessary.

     INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The principal value of fixed income investments tends to fall when prevailing interest rates rise.

To the extent that the Fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, because these bonds are more sensitive to economic news and their issuers have a less secure financial condition.

The Fund's share price and total return will vary in response to changes in interest rates. How the Fund's performance compares to that of similar fixed income funds will depend on the success of the investment process. Because the Fund primarily invests in issuers in the State of California, its performance will be affected by the fiscal and economic health of that state and its municipalities.

The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax on individuals or California personal income taxes. Consult your tax professional for more information.

Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This lack of diversification makes the value of the Fund's shares more sensitive to the economic problems of those issuing the securities. In addition, more than 25% of the Fund's total assets may be invested in securities that rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments that affect those projects.

Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund's income or hurt its ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions because of political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

To the extent the Fund invests in money market instruments, it will bear its ratable share of the expenses of the money market fund which would result in duplicative expenses.

WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:
- WANT TO ADD AN INCOME INVESTMENT TO FURTHER DIVERSIFY A PORTFOLIO
- WANT AN INVESTMENT WHOSE RISK/RETURN POTENTIAL IS HIGHER THAN THAT OF MONEY MARKET FUNDS BUT GENERALLY LESS THAN THAT OF STOCK FUNDS
- WANT AN INVESTMENT THAT PAYS MONTHLY DIVIDENDS
- WANT AN INCOME THAT IS EXEMPT FROM FEDERAL, STATE, AND LOCAL (IF APPLICABLE) PERSONAL INCOME TAXES IN CALIFORNIA
THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- ARE INVESTING FOR AGGRESSIVE LONG-TERM GROWTH
- REQUIRE STABILITY OF PRINCIPAL
- ARE INVESTING THROUGH A TAX-DEFERRED ACCOUNT SUCH AS AN IRA

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's Institutional Class Shares has varied from year to year for each of the last five calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past year, five years and life of the Fund. It compares that performance to the Lehman California Competitive Intermediate Bond Index (1-17) and the Lipper California Municipal Debt Funds Index, widely recognized market benchmarks. The Lehman California Competitive Intermediate Bond Index (1-17) is an unmanaged index of California general obligation and revenue bonds which measures California tax-exempt bond market performance and reflects the universe of securities in which the Fund invests.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS(1),(2)

1997         7.72%
1998         5.60%
1999        -0.61%
2000        10.18%
2001         4.57%

------------------------------------------
BEST QUARTER 3rd quarter, 1998     3.44%
------------------------------------------
WORST QUARTER 2nd quarter, 1999   -2.03%
------------------------------------------

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 8.59%.

(1) THE FUND'S FISCAL YEAR END IS 8/31.

(2) THE FUND COMMENCED OPERATIONS AS OF 12/23/96. THE PERFORMANCE OF THE BENCHMARK IS AS OF 12/31/96.

AVERAGE ANNUAL TOTAL RETURNS (%)
SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2001(1),(2)

                                                 PAST 1 YR.      PAST 5 YRS.     LIFE OF FUND
-----------------------------------------------------------------------------------------------
 INSTITUTIONAL CLASS SHARES -- RETURN
 BEFORE TAXES                                    4.57            5.43            5.47
-----------------------------------------------------------------------------------------------
 INSTITUTIONAL CLASS SHARES-- RETURN
 AFTER TAXES ON DISTRIBUTIONS                    4.48            5.37            5.41
-----------------------------------------------------------------------------------------------
 INSTITUTIONAL CLASS SHARES-- RETURN
 AFTER TAXES ON DISTRIBUTIONS AND SALE
 OF FUND SHARES                                  4.45            5.20            5.23
-----------------------------------------------------------------------------------------------
 LEHMAN CALIFORNIA COMPETITIVE
 INTERMEDIATE BOND INDEX (1-17) (REFLECTS
 NO DEDUCTION FOR FEES, EXPENSES OR TAXES)       5.04            5.75            5.75
-----------------------------------------------------------------------------------------------
 LIPPER CALIFORNIA MUNICIPAL DEBT FUNDS
 INDEX (REFLECTS NO DEDUCTION FOR TAXES)         3.91            5.45            5.45
-----------------------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(1) SEE FOOTNOTE ON PREVIOUS PAGE.

(2) SEE FOOTNOTE ON PREVIOUS PAGE.

INVESTOR EXPENSES FOR INSTITUTIONAL CLASS SHARES
The expenses of Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS)

 MANAGEMENT FEES                                                  0.30
 DISTRIBUTION (RULE 12b-1) FEES                                   NONE
 SHAREHOLDER SERVICE FEES                                         0.10
 OTHER EXPENSES(1)                                                0.31
--------------------------------------------------------------------------
 TOTAL ANNUAL OPERATING EXPENSES                                  0.71
 FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                       (0.21)
--------------------------------------------------------------------------
 NET EXPENSES(2)                                                  0.50
--------------------------------------------------------------------------

(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE INSTITUTIONAL CLASS SHARES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 0.50% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/04. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.

EXAMPLE
The example below is intended to help you compare the cost of investing in Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 12/31/04 and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of Institutional Class Shares and your actual costs may be higher or lower.

                                1 YR.      3 YRS.      5 YRS.      10 YRS.
--------------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)   51         184         352         842
--------------------------------------------------------------------------------

         JPMORGAN INTERMEDIATE TAX FREE INCOME FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's investments and main risks, as well as Fund strategies, please see pages 26-30.

THE FUND'S OBJECTIVE
The Fund seeks to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations.

THE FUND'S MAIN INVESTMENT STRATEGY
As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in municipal obligations whose interest payments are excluded from gross income for federal income tax purposes, and not subject to the federal alternative minimum tax on individuals. "Assets" means net assets, plus the amount of borrowings for investment purposes.

The Fund invests in securities that are rated as investment grade by Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch Ratings. It may also invest in unrated securities of comparable quality.

The Fund may also invest in derivatives, inverse floaters and interest rate caps, zero coupon securities and forward commitments. These instruments may be used to increase the Fund's income or gain. Derivatives, which are financial instruments whose value is based on another security, index or exchange rate, might also be used to hedge various market risks.

The average dollar weighted maturity of the Fund's portfolio will be between three and ten years.

Under normal market conditions, the Fund reserves the right to invest up to 20% of its Assets in securities that pay interest subject to federal income tax or the federal alternative minimum tax on individuals. To temporarily defend the value of its assets during unusual market conditions, the Fund may exceed this limit.

The Fund may invest in money market funds so that it can easily convert investments into cash without losing a significant amount of money in the process.

There may be times when there are not enough securities available to meet the Fund's needs. On these occasions, the Fund may invest in repurchase agreements or Treasury securities that may be subject to federal income tax.

The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS
In managing the Fund, the adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)) seeks to develop an appropriate portfolio by comparing, among other factors, credit quality, yields and call provisions of different municipal issuers, and examining structural changes along the yield curve in an attempt to maximize investment returns while minimizing risk.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The principal value of fixed income investments tends to fall when prevailing interest rates rise.

A municipality that gets into financial trouble could find it difficult to make interest and principal payments, which would hurt the Fund's returns and its ability to preserve capital and liquidity.

Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue. Under some circumstances, municipal lease obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose.

The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax on individuals. Consult your tax professional for more information.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions, because of political or economic instability, the imposition of government controls, or regulations that do not match U.S. standards.

The value of zero coupon securities, inverse floaters and interest rate caps tends to fluctuate according to interest rate changes significantly more than the value of ordinary interest-paying debt securities. The price of a security with an interest rate cap will change more often and to a greater degree than a municipal security without one.

Derivatives may be used to help manage duration, sector and yield curve exposure. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments and they could cause losses that exceed the Fund's original investment.

A forward commitment could lose value if the underlying security falls in value before the settlement date or if the other party fails to meet its obligation to complete the transaction.

Since the Fund is not diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This lack of diversification makes the value of the Fund's shares more sensitive to the economic problems of those issuing the securities. In addition, more than 25% of the Fund's total assets may be invested in securities that rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments that affect those projects.

To the extent the Fund invests in money market instruments, it will bear its ratable share of the expenses of the money market fund which would result in duplicative expenses.

WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:
- WANT TO ADD AN INCOME INVESTMENT TO FURTHER DIVERSIFY A PORTFOLIO
- WANT AN INVESTMENT WHOSE RISK/RETURN POTENTIAL IS HIGHER THAN THAT OF MONEY MARKET FUNDS BUT GENERALLY LESS THAN THAT OF STOCK FUNDS
- WANT AN INVESTMENT THAT PAYS MONTHLY DIVIDENDS
- WANT AN INCOME THAT IS EXEMPT FROM FEDERAL INVESTMENT INCOME TAXES
THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- ARE INVESTING FOR AGGRESSIVE LONG-TERM GROWTH
- REQUIRE STABILITY OF PRINCIPAL
- ARE INVESTING THROUGH A TAX-DEFERRED ACCOUNT SUCH AS AN IRA

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past year, five years and ten years. It compares that performance to the Lehman Competitive Intermediate (1-17 maturities) Index and the Lipper Intermediate Municipal Debt Funds Index, widely recognized market benchmarks.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1992          8.71%
1993         11.78%
1994         -3.96%
1995         14.39%
1996          3.76%
1997          8.21%
1998          6.56%
1999         -0.55%
2000          8.56%
2001          4.82%

BEST QUARTER 1st quarter, 1995      5.92%
-------------------------------------------
WORST QUARTER 1st quarter, 1994    -3.52%
-------------------------------------------

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 9.28%.

 * THE PERFORMANCE IN THE TABLE BEFORE THE INSTITUTIONAL CLASS SHARES WERE LAUNCHED ON 9/10/01 AND THE PERFORMANCE IN THE BAR CHART ARE BASED ON THE HISTORICAL PERFORMANCE OF THE SELECT CLASS SHARES OF THE FUND, WHICH INVEST IN THE SAME PORTFOLIO OF SECURITIES, BUT WHOSE SHARES ARE NOT OFFERED IN THIS PROSPECTUS. THE PERFORMANCE OF THE FUND PRIOR TO 1/1/97 IS BASED ON THE PERFORMANCE OF THE FUND'S PREDECESSOR, WHICH WAS A COMMON TRUST FUND. THE HISTORICAL PERFORMANCE OF SHARES OF THE PREDECESSOR FUND HAS BEEN ADJUSTED TO REFLECT THE FUND'S EXPENSE LEVELS (ABSENT REIMBURSEMENTS) THAT WERE IN PLACE AT THE TIME THE FUND RECEIVED THE COMMON TRUST FUND ASSETS.
(1) THE FUND'S FISCAL YEAR END IS 8/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2001*,(1)

                                           PAST 1 YR.   PAST 5 YRS.   PAST 10 YRS.
------------------------------------------------------------------------------------
 INSTITUTIONAL CLASS SHARES -- RETURN
 BEFORE TAXES                              4.87         5.48          6.11
------------------------------------------------------------------------------------
 INSTITUTIONAL CLASS SHARES -- RETURN
 AFTER TAXES ON DISTRIBUTIONS              4.79         5.26           N/A(2)
------------------------------------------------------------------------------------
 INSTITUTIONAL CLASS SHARES -- RETURN
 AFTER TAXES ON DISTRIBUTIONS AND SALE
 OF FUND SHARES                            4.67         5.29           N/A(2)
------------------------------------------------------------------------------------
 LEHMAN COMPETITIVE INTERMEDIATE
 (1-17 MATURITIES) INDEX(3) (REFLECTS NO
 DEDUCTION FOR FEES, EXPENSES OR TAXES)    5.29         5.76            --
------------------------------------------------------------------------------------
 LIPPER INTERMEDIATE MUNICIPAL DEBT
 FUNDS INDEX (REFLECTS NO DEDUCTION
 FOR TAXES)                                4.79         4.97          5.50
------------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 *  SEE FOOTNOTE ON PREVIOUS PAGE.
(1) SEE FOOTNOTE ON PREVIOUS PAGE.
(2) AFTER-TAX RETURNS HAVE NOT BEEN CALCULATED FOR THE PERIODS PRIOR TO 1/1/97, DUE TO DIFFERENT TAX AND DISTRIBUTION REQUIREMENTS OF THE PREDECESSOR COMMON TRUST FUND.
(3) SINCE THE INDEX STARTED 7/93, IT LACKS A COMPLETE TEN YEARS OF HISTORY.

INVESTOR EXPENSES FOR INSTITUTIONAL CLASS SHARES
The expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS)

 MANAGEMENT FEES                                              0.30
 DISTRIBUTION (RULE 12b-1) FEES                               NONE
 SHAREHOLDER SERVICE FEES                                     0.10
 OTHER EXPENSES(1)                                            0.18
----------------------------------------------------------------------
 TOTAL ANNUAL OPERATING EXPENSES                              0.58
 FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                   (0.08)
----------------------------------------------------------------------
 NET EXPENSES(2)                                              0.50
----------------------------------------------------------------------

(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE INSTITUTIONAL CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 0.50% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/04. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.

EXAMPLE
The example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 12/31/04 and total operating expenses thereafter.

The example is for comparison only; the actual returns of the Institutional Class Shares and your actual costs may be higher or lower.

                                  1 YR.      3 YRS.      5 YRS.      10 YRS.
--------------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)     51         169         307         710
--------------------------------------------------------------------------------

         JPMORGAN NEW YORK INTERMEDIATE TAX FREE INCOME FUND

RISK/RETURN SUMMARY
For a more detailed discussion of the Fund's investments and their main risks, as well as Fund strategies, please see pages 26-30.

THE FUND'S OBJECTIVE
The Fund seeks to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes. It also seeks to protect the value of your investment.

THE FUND'S MAIN INVESTMENT STRATEGY
As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in municipal obligations whose interest payments are excluded from gross income for federal income tax purposes, and exempt from New York State and New York City personal income taxes, and not subject to the federal alternative minimum tax on individuals. "Assets" means net assets, plus the amount of borrowings for investment purposes.

The Fund may invest in municipal obligations issued by the State of New York, its political subdivisions, as well as Puerto Rico, other U.S. territories and their political subdivisions.

The Fund invests in securities that are rated as investment grade by Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch Ratings. It may also invest in unrated securities of comparable quality.

The Fund may also invest in derivatives, inverse floaters and interest rate caps, zero coupon securities and forward commitments. These instruments may be used to increase the Fund's income or gain. Derivatives, which are financial instruments whose value is based on another security, index or exchange rate, might also be used to hedge various market risks.

The average dollar weighted maturity of the Fund's portfolio will be between three and ten years.

Under normal market conditions, the Fund reserves the right to invest up to 20% of its Assets in securities that pay interest subject to federal income tax, the federal alternative minimum tax on individuals or New York State and New York City personal income taxes. To temporarily defend the value of its assets during unusual market conditions, the Fund may exceed this limit.

The Fund may invest in money market funds so that it can easily convert investments into cash without losing a significant amount of money in the process.

There may be times when there are not enough securities available to meet the Fund's needs. On these occasions, the Fund may invest in repurchase agreements or Treasury securities that may be subject to federal income tax.

The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS
In managing the Fund, the adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)) seeks to develop an appropriate portfolio by comparing, among other factors, credit quality, yields and call provisions of different municipal issuers, and examining structural changes along the yield curve in an attempt to maximize investment returns while minimizing risk.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED, OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The principal value of fixed-income investments tends to fall when prevailing interest rates rise.

The Fund invests primarily in New York State and its municipalities and public authorities. If the state, or any of the local government bodies, gets into financial trouble, it could have trouble paying interest and principal. This would hurt the Fund's returns and its ability to preserve capital and liquidity.

Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue. Under some circumstances, municipal lease obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose.

The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax on individuals or New York State and New York City personal income taxes. Consult your tax professional for more information.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions, because of political or economic instability, the imposition of government controls, or regulations that do not match U.S. standards.

The value of zero coupon securities, inverse floaters and interest rate caps tends to fluctuate according to interest rate changes significantly more than the value of ordinary interest-paying debt securities. The price of a security with an interest rate cap will change more often and to a greater degree than that of a municipal security without one.

Derivatives may be used to help manage duration, sector and yield curve exposure. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments and they could cause losses that exceed the Fund's original investment.

A forward commitment could lose value if the underlying security falls in value before the settlement date or if the other party fails to meet its obligation to complete the transaction.

Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This lack of diversification makes the value of the Fund's shares more sensitive to the economic problems of those issuing the securities. In addition, more than 25% of the Fund's total assets may be invested in securities that rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments that affect those projects.

To the extent the Fund invests in money market instruments, it will bear its ratable share of the expenses of the money market fund which would result in duplicative expenses.

WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:
- WANT TO ADD AN INCOME INVESTMENT TO FURTHER DIVERSIFY A PORTFOLIO
- WANT AN INVESTMENT WHOSE RISK/RETURN POTENTIAL IS HIGHER THAN THAT OF MONEY MARKET FUNDS BUT GENERALLY LESS THAN THAT OF STOCK FUNDS
- WANT AN INVESTMENT THAT PAYS MONTHLY DIVIDENDS
- WANT AN INCOME THAT IS EXEMPT FROM FEDERAL, STATE, AND LOCAL (IF APPLICABLE) PERSONAL INCOME TAXES IN NEW YORK
THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- ARE INVESTING FOR AGGRESSIVE LONG-TERM GROWTH
- REQUIRE STABILITY OF PRINCIPAL
- ARE INVESTING THROUGH A TAX-DEFERRED ACCOUNT SUCH AS AN IRA

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares*. The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years. It compares that performance to the Lehman NY Competitive Intermediate (1-17 maturities) Index and the Lipper New York Intermediate Municipal Debt Funds Average, widely recognized market benchmarks.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1992          9.08%
1993         11.28%
1994         -5.81%
1995         15.42%
1996          3.06%
1997          8.46%
1998          6.45%
1999         -1.41%
2000          9.93%
2001          4.15%

 BEST QUARTER 1st quarter, 1995      5.82%
---------------------------------------------
 WORST QUARTER 1st quarter, 1994    -4.27%
---------------------------------------------

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 8.98%.

 * THE PERFORMANCE IN THE TABLE BEFORE THE INSTITUTIONAL CLASS SHARES WERE LAUNCHED ON 9/10/01 AND THE PERFORMANCE IN THE BAR CHART ARE BASED ON THE HISTORICAL PERFORMANCE OF THE SELECT CLASS SHARES OF THE FUND, WHICH INVEST IN THE SAME PORTFOLIO OF SECURITIES, BUT WHOSE SHARES ARE NOT BEING OFFERED IN THIS PROSPECTUS. THE PERFORMANCE OF THE FUND PRIOR TO 1/1/97 IS BASED ON THE HISTORICAL PERFORMANCE OF THE FUND'S PREDECESSOR, WHICH WAS A COMMON TRUST FUND. THE HISTORICAL PERFORMANCE OF SHARES OF THE PREDECESSOR FUND HAS BEEN ADJUSTED TO REFLECT THE FUND'S EXPENSE LEVELS (ABSENT REIMBURSEMENTS) THAT WERE IN PLACE AT THE TIME THE FUND RECEIVED THE COMMON TRUST FUND ASSETS.
(1) THE FUND'S FISCAL YEAR END IS 8/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2001*,(1)

                                            PAST 1 YR.    PAST 5 YRS.   PAST 10 YRS.
--------------------------------------------------------------------------------------
 INSTITUTIONAL CLASS SHARES -- RETURN
 BEFORE TAXES                               4.24          5.45          5.89
--------------------------------------------------------------------------------------
 INSTITUTIONAL CLASS SHARES -- RETURN
 AFTER TAXES ON DISTRIBUTIONS               4.18          5.32           N/A(2)
--------------------------------------------------------------------------------------
 INSTITUTIONAL CLASS SHARES-- RETURN
 AFTER TAXES ON DISTRIBUTIONS AND SALE
 OF FUND SHARES                             4.20          5.28           N/A(2)
--------------------------------------------------------------------------------------
 LEHMAN MUNICIPAL BOND INDEX (REFLECTS NO
 DEDUCTION FOR FEES, EXPENSES OR TAXES)     5.13          5.98          6.63
--------------------------------------------------------------------------------------
 LEHMAN NY COMPETITIVE INTERMEDIATE
 (1-17 MATURITIES) INDEX(3) (REFLECTS NO
 DEDUCTION FOR FEES, EXPENSES OR TAXES)     5.11          5.93            --
--------------------------------------------------------------------------------------
 LIPPER NEW YORK INTERMEDIATE MUNICIPAL
 DEBT FUNDS AVERAGE (REFLECTS NO
 DEDUCTION FOR TAXES)                       4.18          4.95          5.53
--------------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 *  SEE FOOTNOTE ON PREVIOUS PAGE.
(1) SEE FOOTNOTE ON PREVIOUS PAGE.
(2) AFTER-TAX RETURNS HAVE NOT BEEN CALCULATED FOR THE PERIODS PRIOR TO 1/1/97, DUE TO DIFFERENT TAX AND DISTRIBUTION REQUIREMENTS OF THE PREDECESSOR COMMON TRUST FUND.
(3) SINCE THE INDEX STARTED AT 7/93, IT LACKS A COMPLETE TEN YEARS OF HISTORY.

INVESTOR EXPENSES FOR INSTITUTIONAL CLASS SHARES
The expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS)

 MANAGEMENT FEES                                                   0.30
 DISTRIBUTION (RULE 12b-1) FEES                                    NONE
 SHAREHOLDER SERVICE FEES                                          0.10
 OTHER EXPENSES(1)                                                 0.22
--------------------------------------------------------------------------
 TOTAL ANNUAL OPERATING EXPENSES                                   0.62
 FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                        (0.12)
--------------------------------------------------------------------------
 NET EXPENSES(2)                                                   0.50

(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE INSTITUTIONAL CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 0.50% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/04. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.

EXAMPLE
The example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 12/31/04 and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Institutional Class Shares and your actual costs may be higher or lower.

                                   1 YR.      3 YRS.      5 YRS.      10 YRS.
--------------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)      51         174         321         751
--------------------------------------------------------------------------------

         THE FUNDS' MANAGEMENT AND ADMINISTRATION

The California Bond Fund is a series of J.P. Morgan Series Trust, a Massachusetts business trust. The New York Intermediate Tax Free Income Fund and the Intermediate Tax Free Income Fund are series of Mutual Fund Select Trust, a Massachusetts business trust. The trusts are all governed by the same trustees. The trustees are responsible for overseeing all business activities.

Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of securities representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms and thus would experience different performance, than another class. Certain classes may be more appropriate for a particular investor.

THE FUNDS' INVESTMENT ADVISERS
JPMIM is the investment adviser and makes the day-to-day investment decisions for the California Bond Fund Fund. JPMIM is located at 522 Fifth Avenue, New York, NY 10036.

JPMFAM (USA) is the investment adviser for the New York Intermediate Tax Free Income Fund and the Intermediate Tax Free Income Fund and makes the day-to-day investment decisions for these Funds. JPMFAM (USA) is located at 522 Fifth Avenue, New York, NY 10036.

JPMIM is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMFAM (USA) is a wholly owned subsidiary of JPMorgan Chase Bank, which is also a wholly owned subsidiary of JPMorgan Chase.

During the most recent fiscal year each adviser was paid management fees (net of waivers) as a percentage of average daily net assets as follows:

                         FISCAL
 FUND                    YEAR END       %
---------------------------------------------
 CALIFORNIA BOND FUND    8/31        0.30
---------------------------------------------
 NEW YORK INTERMEDIATE
 TAX FREE INCOME FUND    8/31        0.30
---------------------------------------------
 INTERMEDIATE TAX FREE
 INCOME FUND             8/31        0.30
---------------------------------------------

PORTFOLIO MANAGERS
The Funds are managed by a team of individuals at JPMIM or JPMFAM (USA), as applicable.

THE FUNDS' ADMINISTRATOR
JPMorgan Chase Bank (the Administrator) provides administrative services and oversees each Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services:

0.15% of the first $25 billion of average daily net assets of all non-money market funds in the JPMorgan Funds Complex plus 0.075% of average daily net assets over $25 billion.

The Trust on behalf of the Funds has agreements with certain shareholder servicing agents (including JPMorgan Chase Bank) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of 0.10% of the average daily net assets of the Institutional Class Shares of each Fund held by investors serviced by the shareholder servicing agent.

Each of the advisers and J.P. Morgan Fund Distributors, Inc. (JPMFD) may, at its own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for its customers.

THE FUNDS' DISTRIBUTOR
JPMFD is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

         HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES

You don't pay any sales charge (sometimes called a load) when you buy Institutional Class Shares in these Funds. The price you pay for your shares is the net asset value per share (NAV). NAV is the value of everything a particular Fund owns, minus everything it owes, divided by the number of shares held by investors. Each Fund generally values its assets at their market prices but if market prices are unavailable or do not represent a security's value at the time of pricing, then each Fund values its assets at their fair value in accordance with procedures established by and under the general supervision and responsibility of its board of trustees. When fair value is used, the prices of securities used by each Fund to calculate its shares' NAV may differ from quoted or published prices for the same securities.

The NAV of each class of shares is calculated once each day at the close of regular trading on the New York Stock Exchange. You'll pay the next NAV calculated after the JPMorgan Institutional Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

You can buy Institutional Class Shares through financial service firms, such as broker-dealers and banks that have an agreement with the Funds, or directly from the JPMorgan Institutional Funds Service Center. Shares are available on any business day the New York Stock Exchange is open. If we receive your order by the close of regular trading on the New York Stock Exchange, we will process your order in proper form at that day's price. If you buy through an agent and not directly from the JPMorgan Institutional Funds Service Center, the agent could set an earlier deadline.

You must provide a Taxpayer Identification Number when you open an account. The Funds have the right to reject any purchase order or to cease offering shares at any time.

Make your check out to JPMorgan Funds in U.S. dollars. We do not accept credit cards, cash or checks from a third party. If you purchase shares by check, you may sell these shares as described below; however, proceeds from that sale will not be made available to you until 15 calendar days after such purchase check was received by the JPMorgan Funds Service Center. If you buy through an Automated Clearing House, you cannot sell your shares until the payment clears. That could take more than seven business days.

Your purchase will be canceled if your check does not clear and you will be responsible for any expenses and losses to the Funds. Orders by wire will be canceled if the JPMorgan Service Center does not receive payment by 4:00 p.m. Eastern time on the settlement date. Any funds received in connection with late orders will be invested on the following business day.

To open an account, buy or sell shares or get Fund information, call the JPMorgan Institutional Funds Service Center at 1-800-766-7722 or
Complete an application form and mail it along with a check for the amount you want to invest to:

JPMORGAN INSTITUTIONAL FUNDS
SERVICE CENTER
500 STANTON CHRISTIANA ROAD
NEWARK, DE 19713

MINIMUM INVESTMENTS
Investors must buy a minimum $3,000,000 worth of Institutional Class Shares in a Fund to open an account. There are no minimum levels for subsequent purchases. An investor can combine purchases of Institutional Class Shares of other JPMorgan Funds (except for money market funds) in order to meet the minimum. The minimum investment may be less for certain investors.

SELLING FUND SHARES
When you sell your shares you will receive the next NAV calculated after the JPMorgan Institutional Funds Service Center accepts your order in proper form. In order for you to receive that day's NAV, the JPMorgan Institutional Funds Service Center must receive your request before the close of regular trading on the New York Stock Exchange.

We will need the names of the registered shareholders and your account number before we can sell your shares.

We generally will wire the proceeds from the sale to your bank account on the day after we receive your request in proper form. Under normal circumstances, if the JPMorgan Funds Service Center receives your order before the close of regular trading on the NYSE, the Funds will make available to you the proceeds the next business day. If, however, you purchased your shares by check, and you wish to sell these shares, your purchase check will be deemed to take 15 calendar days in which to clear after which time the proceeds will be made available to you. The Funds may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

You will need to have your signature guaranteed if you want your payment sent to an address other than the one we have in our records. We may also need additional documents or a letter from a surviving joint owner before selling the shares.

You may sell your shares in two ways:

THROUGH YOUR FINANCIAL SERVICE FIRM
Tell your firm which Funds you want to sell. They will send all necessary documents to the JPMorgan Institutional Funds Service Center. Your firm might charge you for this service.

THROUGH THE JPMORGAN INSTITUTIONAL FUNDS SERVICE CENTER
Call 1-800-766-7722. We will send the proceeds by wire only to the bank account on our records.

REDEMPTIONS-IN-KIND
Each Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

EXCHANGING FUND SHARES
You can exchange your Institutional Shares for shares of the same class of certain other JPMorgan Funds. You will need to meet any minimum investment requirement. For tax purposes, an exchange is treated as a sale of Fund shares. Carefully read the prospectus of the Fund you want to buy before making an exchange. Call 1-800-766-7722 for details.

You should not exchange shares as a means of short-term trading as this could increase management costs and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We may charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or 3 exchanges in a quarter. See the Statement of Additional Information (SAI) to find out more about the exchange privilege.

EXCHANGING BY PHONE
You may also use our Telephone Exchange Privilege. You can get information by contacting the JPMorgan Institutional Funds Service Center or your investment representative.

OTHER INFORMATION CONCERNING THE FUNDS
We may close your account if the aggregate balance in all JPMorgan Funds (except money market funds) falls below the minimum investment noted above for 30 days as a result of selling shares. We'll give you 60 days' notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we'll ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We will take reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Funds liable for any loss or expenses from any sales request, if the Funds take reasonable precautions. The applicable Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the JPMorgan Institutional Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

Please write to:

JPMORGAN INSTITUTIONAL FUNDS SERVICE CENTER
500 STANTON CHRISTIANA ROAD
NEWARK, DE 19713

Each Fund may issue multiple classes of shares. This prospectus relates only to Institutional Class Shares. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES
The Funds can earn income and they can realize capital gain. The Funds deduct any expenses and then pay out these earnings to shareholders as distributions.

The Funds declare dividends daily and distribute any net investment income (other than short-term capital gains) at least monthly. Net capital gain is distributed annually. You have three options for your distributions. You may:

- reinvest all of them in additional Fund shares without a sales charge;

- take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

- take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. Dividends of tax-exempt interest income are not subject to federal income taxes, but will generally be subject to state and local taxes. However, for the New York Intermediate Tax Free Income Fund, New York residents will not have to pay New York State or New York City personal income taxes on dividends of tax-exempt income from New York municipal obligations. Similarly, for the California Bond Fund, California residents will not have to pay California personal income taxes on dividends of tax-exempt income from California municipal obligations. The state or municipality where you live may not charge you state or local taxes on dividends of tax-exempt interest earned on certain bonds. Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Funds. Because each investor's tax consequences are unique, please consult your tax advisor to see how investing in a Fund will affect your own tax situation.

                       This page intentionally left blank.

INVESTMENTS
This table discusses the customary types of investments which can be held by each Fund. In each case the related types of risk are listed on the following page (see below for definitions). This table reads across two pages

/X/  Typically invests in
/ /  Permitted, but no intention to use currently
--   Not Permitted

                                                                                            NEW YORK INTERMEDIATE   INTERMEDIATE
                                              RELATED TYPES OF RISK       CALIFORNIA BOND   TAX FREE INCOME         TAX FREE INCOME
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Interests in a    credit, interest rate,
stream of payments from specific assets,  market, prepayment
such as auto or credit card receivables.                                  / /               / /                     / /

BANK OBLIGATIONS Negotiable certificates  credit, currency, liquidity,
of deposit, time deposits and bankers'    political
acceptances of domestic and foreign                                       / / Domestic      / / Domestic            / / Domestic
issuers.                                                                      only              only                    only

COMMERCIAL PAPER Unsecured short term     credit, currency, interest
debt issued by domestic and foreign       rate, liquidity, market,
banks or corporations. These securities   political
are usually discounted and are rated by
S&P, Moody's or another nationally
recognized statistical rating
organization.                                                             /X/               /X/                     /X/

MORTGAGES (DIRECTLY HELD) Domestic debt   credit, environmental,
instrument which gives the lender a lien  extension, interest rate,
on property as security for the loan      liquidity, market, natural
payment.                                  event, political,
                                          prepayment, valuation           / /               / /                     / /

MORTGAGE DOLLAR ROLLS The sale of         currency, extension,
domestic and foreign mortgage-backed      interest rate, leverage,
securities with the promise to purchase   liquidity, market,
similar securities at a later date.       political, prepayment
Segregated liquid assets are used to
offset leverage risk.                                                     / /               / /                     / /

PRIVATE PLACEMENTS Bonds or other         credit, interest rate,
investments that are sold directly to an  liquidity, market, valuation
institutional investor.                                                   /X/               /X/                     /X/

REPURCHASE AGREEMENTS Contracts whereby   credit
the fund agrees to purchase a security
and resell it to the seller on a
particular date and at a specific price.                                  / /               / /                     / /

REVERSE REPURCHASE AGREEMENTS Contracts   credit
whereby the fund sells a security and
agrees to repurchase it from the buyer
on a particular date and at a specific
price. Considered a form of borrowing.                                    / /(1)            / /(1)                  / /

SWAPS Contractual agreement whereby a     credit, currency, interest
domestic or foreign party agrees to       rate, leverage, market,
exchange periodic payments with a         political
counterparty. Segregated liquid assets
are used to offset leverage risk.                                         / /               / /                     / /(1)

SYNTHETIC VARIABLE RATE INSTRUMENTS Debt  credit, interest rate, instruments whereby the issuer agrees to  leverage, liquidity, market exchange one security for another in
order to change the maturity or quality
of a security in the fund.                                                /X/               /X/                     /X/

TAX EXEMPT MUNICIPAL SECURITIES           credit, interest rate,
Securities, generally issued as general   market, natural event,
obligation and revenue bonds, whose       political
interest is exempt from federal taxation
and state and/or local taxes in the
state where the securities were issued.                                   /X/               /X/                     /X/

U.S. GOVERNMENT SECURITIES Debt           interest rate
instruments (Treasury bills, notes, and
bonds) guaranteed by the U.S. government
for the timely payment of principal and
interest.                                                                 /X/               /X/                     /X/

ZERO COUPON, PAY-IN-KIND, AND DEFERRED    credit, currency, interest
PAYMENT SECURITIES Domestic and foreign   rate, liquidity, market,
securities offering non-cash or           political, valuation
delayed-cash payment. Their prices are
typically more volatile than those of
some other debt instruments and involve
certain special tax considerations.                                       /X/               /X/                     /X/

RISK RELATED TO CERTAIN INVESTMENTS HELD BY THE FUNDS:

CREDIT RISK The risk a financial obligation will not be met by the issuer of a security or the counterparty to a contract, resulting in a loss to the purchaser.

CURRENCY RISK The risk currency exchange rate fluctuations may reduce gains or increase losses on foreign investments.

ENVIRONMENTAL RISK The risk that an owner or operator of real estate may be liable for the costs associated with hazardous or toxic substances located on the property.

EXTENSION RISK The risk a rise in interest rates will extend the life of a mortgage-backed security to a date later than the anticipated prepayment date, causing the value of the investment to fall.

INTEREST RATE RISK The risk a change in interest rates will adversely affect the value of an investment. The value of fixed income securities generally moves in the opposite direction of interest rates (decreases when interest rates rise and increases when interest rates fall).

LEVERAGE RISK The risk of gains or losses disproportionately higher than the amount invested.

LIQUIDITY RISK The risk the holder may not be able to sell the security at the time or price it desires.

MARKET RISK The risk that when the market as a whole declines, the value of a specific investment will decline proportionately. This systematic risk is common to all investments and the mutual funds that purchase them.

NATURAL EVENT RISK The risk a natural disaster, such as a hurricane or similar event, will cause severe economic losses and default in payments by the issuer of the security.

POLITICAL RISK The risk governmental policies or other political actions will negatively impact the value of the investment.

PREPAYMENT RISK The risk declining interest rates will result in unexpected prepayments, causing the value of the investment to fall.

VALUATION RISK The risk the estimated value of a security does not match the actual amount that can be realized if the security is sold.

(1) All forms of borrowing (including securities lending, mortgage dollar rolls and reverse repurchase agreements) in the aggregate may not exceed 33 1/3% of the Fund's total assets.

                                      26/27

RISK AND REWARD ELEMENTS FOR THE FUNDS
This table discusses the main elements that make up each Fund's overall risk and reward characteristics. It also outlines each Fund's policies toward various investments, including those that are designed to help certain Funds manage risk.

POTENTIAL RISKS                             POTENTIAL REWARDS                         POLICIES TO BALANCE RISK AND REWARD
------------------------------------------------------------------------------------------------------------------------------------
MARKET CONDITIONS
- Each Fund's share price, yield, and       - Bonds have generally outperformed       - Under normal circumstances each
  total return will fluctuate in              money market investments over the         Fund plans to remain fully invested
  response to bond market movements           long term, with less risk than            in accordance with its policies.
- The value of most bonds will fall           stocks                                  - The Funds seek to limit risk and
  when interest rates rise; the longer      - Most bonds will rise in value when        enhance total return or yields
  a bond's maturity and the lower its         interest rates fall                       through careful management, sector
  credit quality, the more its value        - Mortgage-backed and asset-backed          allocation, individual securities
  typically falls                             securities and direct mortgages can       selection, and duration management
- Adverse market conditions may from          offer attractive returns                - During severe market downturns, the
  time to time cause a Fund to take                                                     Funds have the option of investing
  temporary defensive positions that                                                    up to 100% of assets in high
  are inconsistent with its principal                                                   quality short-term instruments
  investment strategies and may hinder                                                - Each adviser monitors interest rate
  a Fund from achieving its investment                                                  trends, as well as geographic and
  objective                                                                             demographic information, related to
- Mortgage-backed and asset-backed                                                      mortgage-backed securities and
  securities (securities representing                                                   mortgage prepayments
  an interest in, or secured by, a pool
  of mortgages or other assets such as
  receivables) and direct mortgages
  could generate capital losses or
  periods of low yields if they are
  paid off substantially earlier or
  later than anticipated
- Each Fund is non-diversified, which
  means that a relatively high percentage
  of the Fund's assets may be invested in
  a limited number of issuers. Therefore,
  its performance may be more vulnerable
  to changes in the market value of a
  single issuer or a group of issuers

CREDIT QUALITY
- The default of an issuer would leave      - Investment-grade bonds have a lower     - Each Fund maintains its own
  a Fund with unpaid interest or              risk of default                           policies for balancing credit
  principal                                 - Junk bonds offer higher yields and        quality against potential yields
- Junk bonds (those rated BB, Ba or           higher potential gains                    and gains in light of its
  lower) have a higher risk of default,                                                 investment goals
  tend to be less liquid, and may be                                                  - Each adviser develops its own
  more difficult to value                                                               ratings of unrated securities and
                                                                                        makes credit quality determinations
                                                                                        for unrated securities

                                       28

POTENTIAL RISKS                             POTENTIAL REWARDS                         POLICIES TO BALANCE RISK AND REWARD
------------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES
- When a Fund buys securities               - A Fund can take advantage of            - Each Fund segregates liquid
  before issue or for delayed                 attractive transaction                    assets to offset leverage
  delivery, it could be exposed to            opportunities                             risk
  leverage risk if it does not
  segregate liquid assets

MANAGEMENT CHOICES
- A Fund could underperform its             - A Fund could outperform its             - Each adviser focuses its
  benchmark due to its sector,                benchmark due to these same               active management on those
  securities or duration choices              choices                                   areas where it believes its
                                                                                        commitment to research can
                                                                                        most enhance returns and
                                                                                        manage risks in a consistent
                                                                                        way

DERIVATIVES
- Derivatives such as futures,              - Hedges that correlate well              - The Funds use derivatives,
  options, swaps and forward                  with underlying positions can             such as futures, options,
  foreign currency contracts(1)               reduce or eliminate losses at             swaps and forward foreign
  that are used for hedging the               low cost                                  currency contracts for
  portfolio or specific securities          - A Fund could make money and               hedging and for risk
  may not fully offset the                    protect against losses if                 management (i.e., to adjust
  underlying positions and this               management's analysis proves              duration or yield curve
  could result in losses to the               correct                                   exposure, or to establish or
  Funds that would not have                 - Derivatives that involve                  adjust exposure to
  otherwise occurred                          leverage could generate                   particular securities,
- Derivatives used for risk                   substantial gains at low cost             markets, or currencies);
  management may not have the                                                           risk management may include
  intended effects and may result                                                       management of a Fund's
  in losses or missed opportunities                                                     exposure relative to its
- The counterparty to a                                                                 benchmark
  derivatives contract could                                                          - The Funds only establish
  default                                                                               hedges that they expect will
- Certain types of derivatives                                                          be highly correlated with
  involve costs to the Funds which                                                      underlying positions
  can reduce returns                                                                  - The New York Intermediate
- Derivatives that involve                                                              Tax Free Income Fund may use
  leverage could magnify losses                                                         derivatives to increase
- Derivatives used for non-hedging                                                      income or gain
  purposes could cause losses that                                                    - While the Funds may use
  exceed the original investment                                                        derivatives that
- Derivatives may, for tax                                                              incidentally involve
  purposes, affect the character                                                        leverage, they do not use
  of gain and loss realized by a                                                        them for the specific
  Fund, accelerate recognition of                                                       purpose of leveraging their
  income to a Fund, affect the                                                          portfolios
  holding period of a Fund's
  assets and defer recognition of
  certain of a Fund's losses

(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

POTENTIAL RISKS                             POTENTIAL REWARDS                         POLICIES TO BALANCE RISK AND REWARD
------------------------------------------------------------------------------------------------------------------------------------
SECURITIES LENDING(2)
- When a Fund lends a security, there is    - A Fund may enhance income through the   - Each adviser maintains a list of
  a risk that the loaned securities may       investment of the collateral received     approved borrowers
  not be returned if the borrower defaults    from the borrower                       - The Funds receive collateral equal to
- The collateral will be subject to the                                                 at least 100% of the current value of
  risks of the securities in which it is                                                securities loaned plus accrued
  invested                                                                              interest
                                                                                      - The lending agents indemnify a Fund
                                                                                        against borrower default
                                                                                      - Each adviser's collateral investment
                                                                                        guidelines limit the quality and
                                                                                        duration of collateral investment to
                                                                                        minimize losses
                                                                                      - Upon recall, the borrower must return
                                                                                        the securities loaned within the
                                                                                        normal settlement period

ILLIQUID HOLDINGS
- A Fund could have difficulty valuing      - These holdings may offer more           - No Fund may invest more than 15% of
  these holdings precisely                    attractive yields or potential growth     net assets in illiquid holdings
- A Fund could be unable to sell these        than comparable widely traded           - To maintain adequate liquidity to
  holdings at the time or price desired       securities                                meet redemptions, each Fund may hold
                                                                                        investment-grade short-term
                                                                                        securities (including repurchase
                                                                                        agreements and reverse repurchase
                                                                                        agreements) and, for temporary or
                                                                                        extraordinary purposes, may borrow
                                                                                        from banks up to 33 1/3% of the value
                                                                                        of its total assets or draw on a line
                                                                                        of credit

SHORT-TERM TRADING
- Increased trading would raise a Fund's    - A Fund could realize gains in a short   - The Funds may use short-term trading
  transaction costs                           period of time                            to take advantage of attractive or
- Increased short-term capital gains        - A Fund could protect against losses       unexpected opportunities or to meet
  distributions would raise shareholders'     if a bond is overvalued and its value     demands generated by shareholder
  income tax liability                        later falls                               activity

(2) Although each of the Funds is authorized to engage in securities lending, none of the Funds currently does so.

         FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, except as noted, whose reports, along with each Fund's financial statements, are included in the representative Fund's annual report, which is available upon request.

JPMORGAN CALIFORNIA BOND FUND

                                                                 YEAR     5/1/01                     YEAR ENDED
                                                                ENDED    THROUGH      ----------------------------------------
PER SHARE OPERATING PERFORMANCE:                              8/31/02   8/31/01^       4/30/01    4/30/00    4/30/99   4/30/98
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  10.73   $  10.36      $  10.03   $  10.40   $  10.20  $   9.90
------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                       0.42       0.14          0.46       0.42       0.41      0.42
     Net gains or losses on securities (both realized and
      unrealized)                                                0.16       0.40          0.33      (0.36)      0.25      0.30
                                                             --------   --------      --------   --------   --------  --------
     Total from investment operations                            0.58       0.54          0.79       0.06       0.66      0.72
   Less distributions:
     Dividends from net investment income                        0.41       0.14          0.46       0.42       0.41      0.42
     Distributions from capital gains                              --       0.03            --       0.01       0.05        --
                                                             --------   --------      --------   --------   --------  --------
     Total distributions                                         0.41       0.17          0.46       0.43       0.46      0.42
Net asset value, end of period                               $  10.90   $  10.73      $  10.36   $  10.03   $  10.40  $  10.20
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     5.57%      5.31%(a)      7.97%      0.70%      6.55%     7.35%
==============================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (in millions)                 $    149   $    137      $    126   $     85   $     64  $     46
------------------------------------------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS:#
------------------------------------------------------------------------------------------------------------------------------
     Net expenses                                                0.50%      0.50%         0.50%      0.50%      0.49%     0.45%
------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                       3.84%      3.99%         4.40%      4.19%      3.92%     4.11%
------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements and earnings
      credits                                                    0.71%      0.59%         0.59%      0.70%      0.71%     0.79%
------------------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers, reimbursements
      and earnings credits                                       3.63%      3.90%         4.31%      3.99%      3.70%     3.77%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                            65%        29%(a)        55%        87%        40%       44%
------------------------------------------------------------------------------------------------------------------------------

  ^ The Fund changed its fiscal year end from April 30 to August 31. -- Amount rounds to less than $0.005.
(a) Not annualized.
  # Short periods have been annualized.

JPMORGAN INTERMEDIATE TAX-FREE INCOME FUND

                                                                                   9/10/01^
                                                                                    THROUGH
PER SHARE OPERATING PERFORMANCE:                                                    8/31/02
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $   10.94
-----------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                             0.44
     Net gains or losses on securities (both realized and unrealized)                  0.25
                                                                                  ---------
     Total from investment operations                                                  0.69
   Less distributions:
     Dividends from net investment income                                              0.44
     Distributions from capital gains                                                  0.04
                                                                                  ---------
     Total distributions                                                               0.48
Net asset value, end of period                                                    $   11.15
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                                                           6.43%(a)
===============================================================================================
RATIOS AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------
     Net assets, end of period (in millions)                                      $     642
-----------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------
     Net expenses                                                                      0.50%
-----------------------------------------------------------------------------------------------
     Net investment income                                                             4.02%
-----------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements and earnings credits                     0.58%
-----------------------------------------------------------------------------------------------
     Net investment income without waivers, reimbursements and earnings credits        3.94%
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                  71%(a)
-----------------------------------------------------------------------------------------------

  ^ Commencement of offering of class of shares.
(a) Not annualized.
  # Short periods have been annualized.

JPMORGAN NEW YORK INTERMEDIATE TAX-FREE INCOME FUND

                                                                                   9/10/01^
                                                                                    THROUGH
PER SHARE OPERATING PERFORMANCE:                                                    8/31/02
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $    7.33
-----------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                             0.27@
     Net gains or losses on securities (both realized and unrealized)                  0.15
                                                                                  ---------
     Total from investment operations                                                  0.42
   Less distributions:
     Dividends from net investment income                                              0.28
     Distributions from capital gains                                                  0.01
                                                                                  ---------
     Total distributions                                                               0.29
Net asset value, end of period                                                    $    7.46
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                                                           5.89%(a)
===============================================================================================
RATIOS AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------
     Net assets, end of period (in millions)                                      $     298
-----------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------
     Net expenses                                                                      0.50%
-----------------------------------------------------------------------------------------------
     Net investment income                                                             3.85%
-----------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements and earnings credits                     0.62%
-----------------------------------------------------------------------------------------------
     Net investment income without waivers, reimbursements and earnings credits        3.73%
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                  75%(a)
-----------------------------------------------------------------------------------------------

  ^ Commencement of offering of class of shares.
  @ Calculated based upon average shares outstanding.
(a) Not annualized.
  # Short periods have been annualized.

PRIVACY POLICY
Respecting and protecting client privacy has been vital to our business since its inception. By explaining our Privacy Policy to you, we trust that you will better understand how the JPMorgan Funds keep our client information private and secure while using it to serve you better.

PROTECTING THE CONFIDENTIALITY OF OUR CLIENT INFORMATION
We take our responsibility to protect the privacy and confidentiality of our client information very seriously. We maintain physical, electronic and procedural safeguards that comply with United States federal standards to store and secure information about you from unauthorized access, alteration and destruction. Our control policies authorize access to client information only by individuals who need to know that information to provide products and services to you.

WHO IS COVERED BY THE PRIVACY POLICY?
The Privacy Policy applies to the shareholders of JPMorgan Funds and applies only to information related to JPMorgan Funds.

If you decide at some point either to close your account(s) or to become an inactive client, we will continue to adhere to the privacy policies and practices described in this notice.

INFORMATION WE COLLECT ABOUT YOU
We receive information about you from various sources, including: certain nonpublic personal information about you from information you provide on applications or other forms (such as your address and social security number), and information about your account transactions with us (such as purchases, sales and account balances). We may also collect such information through account inquiries by mail, e-mail or telephone.

SHARING INFORMATION FOR LEGAL AND ROUTINE BUSINESS REASONS AND FOR JOINT
MARKETING
We may disclose non public personal information we collect about you as permitted by law. For example, we may share information with regulatory authorities and law enforcement officials who have jurisdiction over us or if we are required to do so by United States or the applicable law; provide information to protect against fraud; share information with your consent and give account information to check and statement printers and other service providers who work for us. We also may share the information we collect about you, as described above, with firms that perform administrative or marketing services on our behalf or with financial institutions, such as banks, with whom we have joint marketing agreements to provide you with offers of their financial products and services. These companies may receive information about you, but they must safeguard it and not use it for any other purpose.

J.P. MORGAN FUND DISTRIBUTORS, INC.
J.P. Morgan Fund Distributors, Inc., as distributor of the JPMorgan Funds, does not collect or retain nonpublic personal financial information relating to any past, present or prospective shareholders of the Funds. From time to time, the Funds or companies that provide services to the Funds may provide to J.P. Morgan Fund Distributors, Inc. nonpublic personal financial information relating to shareholders or prospective shareholders as necessary to perform services for the Funds. In such circumstances, J.P. Morgan Fund Distributors, Inc. adheres to the regulatory limitations on the use or disclosure of that information and its own obligations to protect the security and confidentiality of the information.

If you have any questions regarding this policy, please feel free to contact us at 1-800-348-4782.

              THIS INSIDE BACK COVER IS NOT PART OF YOUR PROSPECTUS

         HOW TO REACH US

MORE INFORMATION

For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-766-7722 or writing to:

JPMORGAN INSTITUTIONAL FUNDS SERVICE CENTER
500 STANTON CHRISTIANA ROAD
NEWARK, DE 19713

If you buy your shares through an institution you should contact that institution directly for more information. You can also find information online www.jpmorganfunds.com.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

PUBLIC REFERENCE ROOM OF THE SEC

WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds are also available on the SEC's website at http://www.sec.gov.


The Investment Company Act File No. for the JPMorgan New York Intermediate Tax Free Income Fund and the JPMorgan Intermediate Tax Free Income Fund is 811-7841 and for the JPMorgan California Bond Fund is 811-07795

           J.P. Morgan Chase & Co. All Rights Reserved. December 2002

                                                                     PR-TFI-1202

PROSPECTUS DECEMBER 20, 2002

JPMORGAN TAX FREE FUNDS
SELECT CLASS SHARES

CALIFORNIA BOND FUND
INTERMEDIATE TAX FREE INCOME FUND
NEW JERSEY TAX FREE INCOME FUND
NEW YORK INTERMEDIATE TAX FREE INCOME FUND
TAX FREE INCOME FUND

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS

California Bond Fund                                       1

Intermediate Tax Free Income Fund                          7

New Jersey Tax Free Income Fund                           13

New York Intermediate Tax Free Income Fund                19

Tax Free Income Fund                                      25

The Funds' Management and Administration                  31

How Your Account Works                                    33

  Buying Fund Shares                                      33

  Selling Fund Shares                                     34

  Exchanging Fund Shares                                  34

  Other Information Concerning The Funds                  35

  Distributions and Taxes                                 36

Investments                                               38

Risk and Reward Elements                                  40

Financial Highlights                                      43

How To Reach Us                                   Back cover

     JPMORGAN CALIFORNIA BOND FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's investments and main risks, as well as Fund strategies, please see pages 38-42.

THE FUND'S OBJECTIVE

The Fund seeks to provide high after-tax total return for California residents consistent with moderate risk of capital.

THE FUND'S MAIN INVESTMENT STRATEGY

As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in municipal securities, the income from which is exempt from federal and state personal income taxes for California residents and not subject to the federal alternative minimum tax on individuals. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund seeks investments that also provide high current income. Municipal securities in which the Fund can invest include those issued by the State of California, its political subdivisions, as well as Puerto Rico, other U.S. territories and their political subdivisions. Because the Fund's objective is high after-tax total return rather than high tax-exempt income, the Fund may invest to a limited extent in securities of other states or territories. To the extent that the Fund invests in municipal securities of other states, the income from such securities would be free from federal personal income taxes for California residents but would be subject to California state personal income taxes. For non-California residents, the income from California municipal securities is free from federal personal income taxes only. Under normal market conditions, the Fund reserves the right to invest up to 20% of its Assets in securities that pay interest subject to federal income tax, the federal alternative minimum tax on individuals or California personal income taxes. To temporarily defend the value of its assets during unusual market conditions, the Fund may exceed this limit.

The Fund's securities may be of any maturity, but under normal market conditions the Fund's duration will generally range between three and seven years, similar to that of the Lehman Brothers California Competitive Intermediate Bond Index (1-17) (also known as the Lehman 1-17 Year California Municipal Bond Index) (currently 5.42 years).

At least 90% of total assets must be invested in securities that, at the time of purchase, are rated investment-grade by Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch Ratings. The Fund also may invest in unrated securities of comparable quality. No more than 10% of total assets may be invested in securities rated B or BB.

The Fund may invest in money market instruments to increase its ability to easily convert investments into cash without losing a significant amount of money in the process.

There may be times when there are not enough municipal securities available to meet the Fund's needs. On these occasions, the Fund may invest in securities that may be subject to federal income tax.

The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS

INVESTMENT PROCESS

In managing the Fund, J.P. Morgan Investment Management Inc. (JPMIM), the adviser, employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities, and duration management.

The sector allocation team meets monthly, analyzing the fundamentals of a broad range of sectors in which the Fund may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.

Relying on the insights of different specialists, including credit analysts, quantitative researchers, and dedicated fixed income traders, the adviser makes buy and sell decisions according to the Fund's objective and strategy.

Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish the Fund's largest duration, a common measurement of a security's sensitivity to interest rate movements. The Fund's target duration typically remains relatively close to the duration of the market as a whole, as represented by the Fund's benchmark.

The strategists closely monitor the Fund and make tactical adjustments as necessary.

     INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The principal value of fixed income investments tends to fall when prevailing interest rates rise.

To the extent that the Fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, because these bonds are more sensitive to economic news and their issuers have a less secure financial condition.

The Fund's share price and total return will vary in response to changes in interest rates. How the Fund's performance compares to that of similar fixed income funds will depend on the success of the investment process. Because the Fund primarily invests in issuers in the State of California, its performance will be affected by the fiscal and economic health of that state and its municipalities.

The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax on individuals or California personal income taxes. Consult your tax professional for more information.

Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This lack of diversification makes the value of the Fund's shares more sensitive to the economic problems of those issuing the securities. In addition, more than 25% of the Fund's total assets may be invested in securities that rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments that affect those projects.

Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund's income or hurt its ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions because of political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

To the extent the Fund does invest in money market instruments, it will bear its ratable share of the expenses of the money market fund which would result in duplicative expenses.

     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - WANT TO ADD AN INCOME INVESTMENT TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT AN INVESTMENT WHOSE RISK/RETURN POTENTIAL IS HIGHER THAN THAT OF MONEY MARKET FUNDS BUT GENERALLY LESS THAN THAT OF STOCK FUNDS
     - WANT AN INVESTMENT THAT PAYS MONTHLY DIVIDENDS
     - WANT AN INCOME THAT IS EXEMPT FROM FEDERAL, STATE, AND LOCAL (IF APPLICABLE) PERSONAL INCOME TAXES IN CALIFORNIA
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - ARE INVESTING FOR AGGRESSIVE LONG-TERM GROWTH
     - REQUIRE STABILITY OF PRINCIPAL
     - ARE INVESTING THROUGH A TAX-DEFERRED ACCOUNT SUCH AS AN IRA

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last five calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the Lehman California Competitive Intermediate Bond Index (1-17) and the Lipper California Municipal Debt Funds Index, widely recognized market benchmarks. The Lehman California Competitive Intermediate Bond Index (1-17) is an unmanaged index of California general obligation and revenue bonds which measures California tax-exempt bond market performance and reflects the universe of securities in which the Fund invests.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1997          7.61%
1998          5.48%
1999         -0.78%
2000         10.14%
2001          4.43%

BEST QUARTER 3rd quarter, 1998       3.46%
---------------------------------------------
WORST QUARTER 2nd quarter, 1999     -2.02%
---------------------------------------------

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 8/39%.

* THE PERFORMANCE BEFORE SELECT SHARES WERE LAUNCHED ON 4/22/97 IS BASED ON THE INSTITUTIONAL CLASS SHARES OF THE FUND, WHICH INVESTS IN THE SAME PORTFOLIO OF SECURITIES, BUT WHOSE SHARES ARE NOT OFFERED IN THIS PROSPECTUS. THE FUND COMMENCED OPERATIONS ON 12/23/96. DURING THIS PERIOD, THE ACTUAL RETURNS OF SELECT CLASS SHARES WOULD HAVE BEEN LOWER THAN SHOWN BECAUSE SELECT CLASS SHARES HAVE HIGHER EXPENSES THAN INSTITUTIONAL CLASS SHARES.
(1) THE FUND'S FISCAL YEAR END IS 8/31.

AVERAGE ANNUAL TOTAL RETURNS(%)

Shows performance over time, for periods ended December 31, 2001*,(1),(2)

                                                   PAST 1 YR.         PAST 5 YRS.        LIFE OF FUND
-----------------------------------------------------------------------------------------------------
 SELECT CLASS SHARES -- RETURN BEFORE TAXES        4.43               5.31               5.35
-----------------------------------------------------------------------------------------------------
 SELECT CLASS SHARES -- RETURN AFTER TAXES
 ON DISTRIBUTIONS                                  4.34               5.26               5.30
-----------------------------------------------------------------------------------------------------
 SELECT CLASS SHARES -- RETURN AFTER TAXES
 ON DISTRIBUTIONS AND SALE OF FUND SHARES          4.31               5.07               5.10
-----------------------------------------------------------------------------------------------------
 LEHMAN CALIFORNIA COMPETITIVE
 INTERMEDIATE BOND INDEX (1-17) (REFLECTS
 NO DEDUCTION FOR FEES, EXPENSES OR TAXES)         5.04               5.75               5.75
-----------------------------------------------------------------------------------------------------
 LIPPER CALIFORNIA MUNICIPAL DEBT FUNDS
 INDEX (REFLECTS NO DEDUCTION FOR TAXES)           3.91               5.45               5.45
-----------------------------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 *  SEE FOOTNOTE ON PREVIOUS PAGE.
(1) SEE FOOTNOTE ON PREVIOUS PAGE.
(2) THE PERFORMANCE OF THE BENCHMARKS IS AS OF 12/31/96.

INVESTOR EXPENSES FOR SELECT CLASS SHARES

The expenses of Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)

 MANAGEMENT FEES                                                          0.30
 DISTRIBUTION (RULE 12b-1) FEES                                           NONE
 SHAREHOLDER SERVICE FEES                                                 0.25
 OTHER EXPENSES(1)                                                        0.33
------------------------------------------------------------------------------
 TOTAL ANNUAL OPERATING EXPENSES                                          0.88
 FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                               (0.23)
------------------------------------------------------------------------------
 NET EXPENSES(2)                                                          0.65
------------------------------------------------------------------------------

(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 0.65% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/04. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.

EXAMPLE

The example below is intended to help you compare the cost of investing in Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 12/31/04 and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of Select Class Shares and your actual costs may be higher or lower.

                                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)     66         234         441         1,041
-----------------------------------------------------------------------------

     JPMORGAN INTERMEDIATE TAX FREE INCOME FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's investments and main risks, as well as Fund strategies, please see pages 38-42.

THE FUND'S OBJECTIVE

The Fund seeks to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations.

THE FUND'S MAIN INVESTMENT STRATEGY

As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in municipal obligations whose interest payments are excluded from gross income for federal income tax purposes, and not subject to the federal alternative minimum tax on individuals. "Assets" means net assets, plus the amount of borrowings for investment purposes.

The Fund invests in securities that are rated as investment-grade by Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch Ratings. It may also invest in unrated securities of comparable quality.

The Fund may also invest in derivatives, inverse floaters and interest rate caps, zero coupon securities and forward commitments. These instruments may be used to increase the Fund's income or gain. Derivatives, which are financial instruments whose value is based on another security, index or exchange rate, might also be used to hedge various market risks.

The average dollar weighted maturity of the Fund's portfolio will be between three and ten years.

Under normal market conditions, the Fund reserves the right to invest up to 20% of its Assets in securities that pay interest subject to federal income tax or the federal alternative minimum tax on individuals. To temporarily defend the value of its assets during unusual market conditions, the Fund may exceed this limit.

The Fund may invest in money market funds so that it can easily convert investments into cash without losing a significant amount of money in the process.

There may be times when there are not enough securities available to meet the Fund's needs. On these occasions, the Fund may invest in repurchase agreements or Treasury securities that may be subject to federal income tax.

The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST
     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     FREQUENCY OF TRADING
     HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, the adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)) seeks to develop an appropriate portfolio by comparing, among other factors, credit quality, yields and call provisions of different municipal issuers, and examining structural changes along the yield curve in an attempt to maximize investment returns while minimizing risk.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The principal value of fixed income investments tends to fall when prevailing interest rates rise.

A municipality that gets into financial trouble could find it difficult to make interest and principal payments, which would hurt the Fund's returns and its ability to preserve capital and liquidity.

Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue. Under some circumstances, municipal lease obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose.

The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax on individuals. Consult your tax professional for more information.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions, because of political or economic instability, the imposition of government controls, or regulations that do not match U.S. standards.

The value of zero coupon securities, inverse floaters and interest rate caps tends to fluctuate according to interest rate changes significantly more than the value of ordinary interest-paying debt securities. The price of a security with an interest rate cap will change more often and to a greater degree than that of a municipal security without one.

A forward commitment could lose value if the underlying security falls in value before the settlement date or if the other party fails to meet its obligation to complete the transaction.

Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This lack of diversification makes the value of the Fund's shares more sensitive to the economic problems of those issuing the securities. In addition, more than 25% of the Fund's total assets may be invested in securities that rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments that affect those projects.

To the extent the Fund invests in money market instruments, it will bear its ratable share of the expenses of the money market fund which would result in duplicative expenses.

     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - WANT TO ADD AN INCOME INVESTMENT TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT AN INVESTMENT WHOSE RISK/RETURN POTENTIAL IS HIGHER THAN THAT OF MONEY MARKET FUNDS, BUT GENERALLY LESS THAN THAT OF STOCK FUNDS
     - WANT AN INVESTMENT THAT PAYS MONTHLY DIVIDENDS
     - WANT AN INCOME THAT IS EXEMPT FROM FEDERAL PERSONAL INCOME TAXES
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - ARE INVESTING FOR AGGRESSIVE LONG-TERM GROWTH
     - REQUIRE STABILITY OF PRINCIPAL
     - ARE INVESTING THROUGH A TAX-DEFERRED ACCOUNT SUCH AS AN IRA

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years. It compares that performance to the Lehman Competitive Intermediate (1-17 maturities) Index and the Lipper Intermediate Municipal Debt Funds Index, widely recognized market benchmarks.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1992          8.71%
1993         11.78%
1994         -3.96%
1995         14.39%
1996          3.76%
1997          8.21%
1998          6.56%
1999         -0.55%
2000          8.56%
2001          4.82%

BEST QUARTER 1st quarter, 1995         5.92%
--------------------------------------------
WORST QUARTER 1st quarter, 1994       -3.52%
--------------------------------------------

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 9.16%

 * THE PERFORMANCE FOR THE PERIOD BEFORE SELECT CLASS SHARES WERE LAUNCHED ON 1/1/97 IS BASED ON THE PERFORMANCE OF THE FUND'S PREDECESSOR, WHICH WAS A COMMON TRUST FUND. THE HISTORICAL PERFORMANCE OF SHARES OF THE PREDECESSOR HAS BEEN ADJUSTED TO REFLECT THE FUND'S EXPENSE LEVEL (ABSENT REIMBURSEMENTS) THAT WERE IN PLACE AT THE TIME THE FUND RECEIVED THE COMMON TRUST FUND ASSETS.

(1) THE FUND'S FISCAL YEAR END IS 8/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001*,(1)

                                                   PAST 1 YR.         PAST 5 YRS.        PAST 10 YRS.
-----------------------------------------------------------------------------------------------------
 SELECT CLASS SHARES -- RETURN BEFORE TAXES        4.82               5.47               6.10
-----------------------------------------------------------------------------------------------------
 SELECT CLASS SHARES -- RETURN AFTER TAXES
 ON DISTRIBUTIONS                                  4.74               5.25                N/A(2)
-----------------------------------------------------------------------------------------------------
 SELECT CLASS SHARES -- RETURN AFTER TAXES
 ON DISTRIBUTIONS AND SALE OF FUND SHARES          4.61               5.28                N/A(2)
-----------------------------------------------------------------------------------------------------
 LEHMAN COMPETITIVE INTERMEDIATE
 (1-17 MATURITIES) INDEX(3) (REFLECTS NO
 DEDUCTION FOR FEES, EXPENSES OR TAXES)            5.29               5.76                 --
-----------------------------------------------------------------------------------------------------
 LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS
 INDEX (REFLECTS NO DEDUCTION FOR TAXES)           4.79               4.97               5.50
-----------------------------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 *  SEE FOOTNOTE ON PREVIOUS PAGE.
(1) SEE FOOTNOTE ON PREVIOUS PAGE.
(2) AFTER-TAX RETURNS HAVE NOT BEEN CALCULATED FOR THE PERIODS PRIOR TO 1/1/97, DUE TO DIFFERENT TAX AND DISTRIBUTION REQUIREMENTS OF THE PREDECESSOR COMMON TRUST FUND.
(3) SINCE THE INDEX STARTED 7/93, IT LACKS A COMPLETE TEN YEARS OF HISTORY.

INVESTOR EXPENSES FOR SELECT CLASS SHARES

The expenses of the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)

 MANAGEMENT FEES                                                            0.30
 DISTRIBUTION (RULE 12B-1) FEES                                             NONE
 SHAREHOLDER SERVICE FEES                                                   0.25
 OTHER EXPENSES(1)                                                          0.19
--------------------------------------------------------------------------------
 TOTAL ANNUAL OPERATING EXPENSES                                            0.74
 FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                                 (0.08)
--------------------------------------------------------------------------------
 NET EXPENSES(2)                                                            0.66
--------------------------------------------------------------------------------

(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 0.66% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/04. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year and

- net expenses through 12/31/04 and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Select Class Shares and your actual costs may be higher or lower.

                                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)     67         220         395         903
-----------------------------------------------------------------------------

     JPMORGAN NEW JERSEY TAX FREE INCOME FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's investments and main risks, as well as Fund strategies, please see pages 38-42.

THE FUND'S OBJECTIVE

The Fund seeks to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from the New Jersey gross income tax, that state's personal income tax. It also seeks to protect the value of your investment.

THE FUND'S MAIN INVESTMENT STRATEGY

As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in municipal obligations whose interest payments are excluded from gross income for federal income tax purposes and exempt from New Jersey income taxes, and not subject to the federal alternative minimum tax on individuals. "Assets" means net assets, plus the amount of borrowings for investment purposes.

The Fund may invest in municipal obligations issued by the State of New Jersey, its political subdivisions, as well as Puerto Rico, other U.S. territories and their political subdivisions.

The Fund invests in securities that are rated as investment grade by Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch Ratings. It may also invest in unrated securities of comparable quality.

The Fund may also invest in derivatives, inverse floaters and interest rate caps, zero coupon securities and forward commitments. These instruments may be used to increase the Fund's income or gain. Derivatives, which are financial instruments whose value is based on another security, index or exchange rate, might also be used to hedge various market risks.

There is no restriction on the maturity of the Fund's portfolio or on any individual security in the portfolio.

Under normal market conditions, the Fund reserves the right to invest up to 20% of its Assets in securities that pay interest subject to federal income tax, the federal alternative minimum tax on individuals or New Jersey personal income taxes. To temporarily defend the value of its assets during unusual market conditions, the Fund may exceed this limit.

The Fund may invest in money market funds so that it can easily convert investments into cash without losing a significant amount of money in the process.

There may be times when there are not enough securities available to meet the Fund's needs. On these occasions, the Fund may invest in repurchase agreements or Treasury securities that may be subject to federal income tax.

The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING
HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, the adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)), seeks to develop an appropriate portfolio by comparing, among other factors, credit quality, yields and call provisions of different municipal issuers, and examining structural changes along the yield curve in an attempt to maximize investment returns while minimizing risk.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The principal value of fixed income investments tends to fall when prevailing interest rates rise.

The Fund invests primarily in the State of New Jersey and its municipalities and public authorities. If the state, or any of the local government bodies, gets into financial trouble, it could have difficulty paying interest and principal. This would hurt the Fund's returns and its ability to preserve capital and liquidity.

Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue. Under some circumstances, municipal lease obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose.

The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax on individuals or New Jersey personal income taxes. Consult your tax professional for more information.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions, because of political or economic instability, the imposition of government controls, or regulations that do not match U.S. standards.

The value of zero coupon securities, inverse floaters and interest rate caps tends to fluctuate according to interest rate changes significantly more than the value of ordinary interest-paying debt securities. The price of a security with an interest rate cap will change more often and to a greater degree than that of a municipal security without one.

A forward commitment could lose value if the underlying security falls in value before the settlement date or if the other party fails to meet its obligation to complete the transaction.

Derivatives may be used to help manage duration, sector and yield curve exposure. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments and they could cause losses that exceed the Fund's original investment.

Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This lack of diversification makes the value of the Fund's shares more sensitive to the economic problems of those issuing the securities. In addition, more than 25% of the Fund's assets may be invested in securities that rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments that affect those projects.

To the extent the Fund invests in money market instruments, it will bear its ratable share of the expenses of the money market fund which would result in duplicative expenses.

     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - WANT TO ADD AN INCOME INVESTMENT TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT AN INVESTMENT WHOSE RISK/RETURN POTENTIAL IS HIGHER THAN THAT OF MONEY MARKET FUNDS BUT GENERALLY LESS THAN THAT OF STOCK FUNDS
     - WANT AN INVESTMENT THAT PAYS MONTHLY DIVIDENDS
     - WANT AN INCOME THAT IS EXEMPT FROM FEDERAL, STATE, AND LOCAL (IF APPLICABLE) PERSONAL INCOME TAXES IN NEW JERSEY
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - ARE INVESTING FOR AGGRESSIVE LONG-TERM GROWTH
     - REQUIRE STABILITY OF PRINCIPAL
     - ARE INVESTING THROUGH A TAX-DEFERRED ACCOUNT SUCH AS AN IRA

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past one year, five years and ten years. It compares that performance to the Lehman Competitive Intermediate (1-17 maturities) Index, and the Lipper New Jersey Municipal Debt Funds Average, widely recognized market benchmarks.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1992         6.70%
1993         9.89%
1994        -2.38%
1995        11.72%
1996         3.16%
1997         7.66%
1998         6.20%
1999        -1.93%
2000        11.46%
2001         4.21%

BEST QUARTER 4th quarter, 2000           4.96%
----------------------------------------------
WORST QUARTER 1st quarter, 1994         -2.60%
----------------------------------------------

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 9.86%.

 * THE PERFORMANCE OF THE FUND PRIOR TO 1/1/97 IS BASED ON THE HISTORICAL PERFORMANCE OF THE FUND'S PREDECESSOR, WHICH WAS A COMMON TRUST FUND. THE HISTORICAL PERFORMANCE OF SHARES OF THE PREDECESSOR FUND HAS BEEN ADJUSTED TO REFLECT THE FUND'S EXPENSE LEVELS (ABSENT REIMBURSEMENTS) THAT WERE IN PLACE AT THE TIME THE FUND RECEIVED THE COMMON TRUST FUND ASSETS.
(1) THE FUND'S FISCAL YEAR END IS 8/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001*,(1)

                                                   PAST 1 YR.         PAST 5 YRS.        PAST 10 YRS.
-----------------------------------------------------------------------------------------------------
 SELECT CLASS SHARES -- RETURN
 BEFORE TAXES                                      4.21               5.43               5.56
-----------------------------------------------------------------------------------------------------
 SELECT CLASS SHARES -- RETURN AFTER
 TAXES ON DISTRIBUTIONS                            3.65               5.22                N/A(2)
-----------------------------------------------------------------------------------------------------
 SELECT CLASS SHARES -- RETURN AFTER
 TAXES ON DISTRIBUTIONS AND SALE
 OF FUND SHARES                                    4.40               5.28                N/A(2)
-----------------------------------------------------------------------------------------------------
 LEHMAN COMPETITIVE INTERMEDIATE
 (1-17 MATURITIES) INDEX(3) (REFLECTS NO
 DEDUCTION FOR FEES, EXPENSES OR TAXES)            5.29               5.76                 --
-----------------------------------------------------------------------------------------------------
 LIPPER NEW JERSEY MUNICIPAL
 DEBT FUNDS AVERAGE (REFLECTS NO
 DEDUCTION FOR TAXES)                              4.48               4.97               5.83
-----------------------------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 *  SEE FOOTNOTE ON PREVIOUS PAGE.
(1) SEE FOOTNOTE ON PREVIOUS PAGE.
(2) AFTER-TAX RETURNS HAVE NOT BEEN CALCULATED FOR THE PERIODS PRIOR TO 1/1/97, DUE TO DIFFERENT TAX AND DISTRIBUTION REQUIREMENTS OF THE PREDECESSOR COMMON TRUST FUND.
(3) SINCE THE INDEX STARTED 7/93, IT LACKS A COMPLETE TEN YEARS OF HISTORY.

INVESTOR EXPENSES FOR SELECT CLASS SHARES

The expenses of Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)

 MANAGEMENT FEES                                                            0.30
 DISTRIBUTION (RULE 12b-1) FEES                                             NONE
 SHAREHOLDER SERVICE FEES                                                   0.25
 OTHER EXPENSES(1)                                                          0.34
--------------------------------------------------------------------------------
 TOTAL ANNUAL OPERATING EXPENSES                                            0.89
 FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                                 (0.14)
--------------------------------------------------------------------------------
 NET EXPENSES(2)                                                            0.75
--------------------------------------------------------------------------------

(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 0.75% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/03. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.

EXAMPLE

This example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year and

- net expenses through 12/31/03 and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Select Class Shares and your actual costs may be higher or lower.

                                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)     77         270         479         1,083
-----------------------------------------------------------------------------

     JPMORGAN NEW YORK INTERMEDIATE TAX FREE INCOME FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's investments and main risks, as well as Fund strategies, please see pages 38-42.

THE FUND'S OBJECTIVE

The Fund seeks to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes. It also seeks to protect the value of your investment.

THE FUND'S MAIN INVESTMENT STRATEGY

As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in municipal obligations whose interest payments are excluded from gross income for federal income tax purpose and exempt from New York State and New York City personal income taxes, and not subject to the federal alternative minimum tax on individuals. "Assets" means net assets, plus the amount of borrowings for investment purposes.

The Fund may invest in municipal obligations issued by the State of New York, its political subdivisions, as well as Puerto Rico, other U.S. territories and their political subdivisions.

The Fund invests in securities that are rated as investment-grade by Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch Ratings. It may also invest in unrated securities of comparable quality.

The Fund may also invest in derivatives, inverse floaters and interest rate caps, zero coupon securities and forward commitments. These instruments may be used to increase the Fund's income or gain. Derivatives, which are financial instruments whose value is based on another security, index or exchange rate, might also be used to hedge various market risks.

The average dollar weighted maturity of the Fund's portfolio will be between three and ten years.

Under normal market conditions, the Fund reserves the right to invest up to 20% of its Assets in securities that pay interest subject to federal income tax, the federal alternative minimum tax on individuals or New York State and New York City personal income taxes. To temporarily defend the value of its assets during unusual market conditions, the Fund may exceed this limit.

The Fund may invest in money market funds so that it can easily convert investments into cash without losing a significant amount of money in the process.

There may be times when there are not enough securities available to meet the Fund's needs. On these occasions, the Fund may invest in repurchase agreements or Treasury securities that may be subject to federal income tax.

The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING
HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, the adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)), seeks to develop an appropriate portfolio by comparing, among other factors, credit quality, yields and call provisions of different municipal issuers, and examining structural changes along the yield curve in an attempt to maximize investment returns while minimizing risk.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The principal value of fixed income investments tends to fall when prevailing interest rates rise.

The Fund invests primarily in New York State and its municipalities and public authorities. If the state, or any of the local government bodies, gets into financial trouble, it could have difficulty paying interest and principal. This would hurt the Fund's returns and its ability to preserve capital and liquidity.

Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue. Under some circumstances, municipal lease obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose.

The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax on individuals or New York State and New York City personal income taxes. Consult your tax professional for more information.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions, because of political or economic instability, the imposition of government controls, or regulations that do not match U.S. standards.

The value of zero coupon securities, inverse floaters and interest rate caps tends to fluctuate according to interest rate changes significantly more than the value of ordinary interest-paying debt securities. The price of a security with an interest rate cap will change more often and to a greater degree than that of a municipal security without one.

Derivatives may be used to help manage duration, sector and yield curve exposure. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments and they could cause losses that exceed the Fund's original investment.

A forward commitment could lose value if the underlying security falls in value before the settlement date or if the other party fails to meet its obligation to complete the transaction.

Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This lack of diversification makes the value of the Fund's shares more sensitive to the economic problems of those issuing the securities. In addition, more than 25% of the Fund's total assets may be invested in securities that rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments that affect those projects.

To the extent the Fund invests in money market instruments, it will bear its ratable share of the expenses of the money market fund which would result in duplicative expenses.

     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - WANT TO ADD AN INCOME INVESTMENT TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT AN INVESTMENT WHOSE RISK/RETURN POTENTIAL IS HIGHER THAN THAT OF MONEY MARKET FUNDS BUT GENERALLY LESS THAN THAT OF STOCK FUNDS
     - WANT AN INVESTMENT THAT PAYS MONTHLY DIVIDENDS
     - WANT AN INCOME THAT IS EXEMPT FROM FEDERAL, STATE, AND LOCAL (IF APPLICABLE) PERSONAL INCOME TAXES IN NEW YORK
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - ARE INVESTING FOR AGGRESSIVE LONG-TERM GROWTH
     - REQUIRE STABILITY OF PRINCIPAL
     - ARE INVESTING THROUGH A TAX-DEFERRED ACCOUNT SUCH AS AN IRA

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years. It compares that performance to the Lehman NY Competitive Intermediate (1-17 maturities) Index and the Lipper New York Intermediate Municipal Debt Funds Average, widely recognized market benchmarks.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1992          9.08%
1993         11.28%
1994         -5.81%
1995         15.42%
1996          3.06%
1997          8.46%
1998          6.45%
1999         -1.41%
2000          9.93%
2001          4.15%

BEST QUARTER 1st quarter, 1995           5.82%
----------------------------------------------
WORST QUARTER 1st quarter, 1994         -4.27%
----------------------------------------------

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 8.91%

 * THE PERFORMANCE PRIOR TO 1/1/97 IS BASED ON THE HISTORICAL PERFORMANCE OF THE FUND'S PREDECESSOR, WHICH WAS A COMMON TRUST FUND. THE HISTORICAL PERFORMANCE OF SHARES OF THE PREDECESSOR FUND HAS BEEN ADJUSTED TO REFLECT THE FUND'S EXPENSE LEVELS (ABSENT REIMBURSEMENTS) THAT WERE IN PLACE AT THE TIME THE FUND RECEIVED THE COMMON TRUST FUND ASSETS.
(1) THE FUND'S FISCAL YEAR END IS 8/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001*,(1)

                                                   PAST 1 YR.         PAST 5 YRS.        PAST 10 YRS.
-----------------------------------------------------------------------------------------------------
 SELECT CLASS SHARES --
 RETURN BEFORE TAXES                               4.15               5.44               5.88
-----------------------------------------------------------------------------------------------------
 SELECT CLASS SHARES -- RETURN AFTER
 TAXES ON DISTRIBUTIONS                            4.09               5.30                N/A(2)
-----------------------------------------------------------------------------------------------------
 SELECT CLASS SHARES -- RETURN AFTER
 TAXES ON DISTRIBUTIONS AND SALE OF
 FUND SHARES                                       4.11               5.27                N/A(2)
-----------------------------------------------------------------------------------------------------
 LEHMAN MUNICIPAL BOND INDEX (REFLECTS
 NO DEDUCTION FOR FEES, EXPENSES OR TAXES)         5.13               5.98               6.63
-----------------------------------------------------------------------------------------------------
 LEHMAN NY COMPETITIVE INTERMEDIATE (1-17
 MATURITIES) INDEX(3) (REFLECTS NO DEDUCTION
 FOR FEES, EXPENSES OR TAXES)                      5.11               5.93                 --
-----------------------------------------------------------------------------------------------------
 LIPPER NEW YORK INTERMEDIATE MUNICIPAL
 DEBT FUNDS AVERAGE (REFLECTS NO
 DEDUCTION FOR TAXES)                              4.18               4.95               5.53
-----------------------------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 *  SEE FOOTNOTE ON PREVIOUS PAGE.
(1) SEE FOOTNOTE ON PREVIOUS PAGE.
(2) AFTER-TAX RETURNS HAVE NOT BEEN CALCULATED FOR THE PERIODS PRIOR TO 1/1/97, DUE TO DIFFERENT TAX AND DISTRIBUTION REQUIREMENTS OF THE PREDECESSOR COMMON TRUST FUND.
(3) SINCE THE INDEX STARTED 7/93, IT LACKS A COMPLETE TEN YEARS OF HISTORY.

INVESTOR EXPENSES FOR SELECT CLASS SHARES

The expenses of the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)

 MANAGEMENT FEES                                                            0.30
 DISTRIBUTION (RULE 12b-1) FEES                                             NONE
 SHAREHOLDER SERVICE FEES                                                   0.25
 OTHER EXPENSES(1)                                                          0.21
--------------------------------------------------------------------------------
 TOTAL ANNUAL OPERATING EXPENSES                                            0.76
 FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                                 (0.04)
--------------------------------------------------------------------------------
 NET EXPENSES(2)                                                            0.72
--------------------------------------------------------------------------------

(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 0.72% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/04. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Select Class-Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year and

- net expenses through 12/31/04 and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Select Class Shares and your actual costs may be higher or lower.

                                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)     74         235         414         935
-----------------------------------------------------------------------------

     JPMORGAN TAX FREE INCOME FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's investments and main risks, as well as Fund strategies, please see pages 38-42.

THE FUND'S OBJECTIVE

The Fund seeks to provide monthly dividends that are excluded from gross income for federal income tax purposes and to protect the value of your investment by investing primarily in municipal obligations.

THE FUND'S MAIN INVESTMENT STRATEGY

As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in municipal obligations whose interest payments are excluded from gross income for federal income tax purposes, and not subject to the federal alternative minimum tax on individuals. "Assets" means net assets, plus the amount of borrowings for investment purposes.

The Fund invests in securities that are rated as investment-grade by Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch Ratings. It may also invest in unrated securities of comparable quality.

The Fund may also invest in derivatives, inverse floaters and interest rate caps, zero coupon securities and forward commitments. These instruments may be used to increase the Fund's income or gain. Derivatives, which are financial instruments whose value is based on another security, index or exchange rate, might also be used to hedge various market risks.

There is no restriction on the maturity of the Fund's portfolio or on any individual security in the portfolio.

Under normal market conditions, the Fund reserves the right to invest up to 20% of its Assets in securities that pay interest subject to federal income tax or the federal alternative minimum tax on individuals. To temporarily defend the value of its assets during unusual market conditions, the Fund may exceed this limit.

The Fund may invest in money market funds so that it can easily convert investments into cash without losing a significant amount of money in the process.

The Fund may also invest in municipal lease obligations. These allow the Fund to participate in municipal lease agreements and installment purchase contracts.

The Fund may invest up to 25% of its total assets in municipal lease obligations backed by letters of credit or guarantees from U.S. and foreign banks and other foreign institutions.

There may be times when there are not enough securities available to meet the Fund's needs. On these occasions, the Fund may invest in repurchase agreements or Treasury securities that may be subject to federal income tax.

The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING
HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM
(USA)), the adviser, seeks to develop an appropriate portfolio by comparing, among other factors, credit quality, yields and call provisions of different municipal issuers, and examining structural changes along the yield curve in an attempt to maximize investment returns while minimizing risk.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The principal value of fixed income investments tends to fall when prevailing interest rates rise.

If a municipality gets into financial trouble, it could have difficulty paying interest and principal. This would hurt the Fund's returns and its ability to preserve capital and liquidity.

Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue. Under some circumstances, municipal lease obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose.

The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax on individuals. Consult your tax professional for more information.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions, because of political or economic instability, the imposition of government controls, or regulations that do not match U.S. standards.

The value of zero coupon securities, inverse floaters and interest rate caps tends to fluctuate according to interest rate changes significantly more than the value of ordinary interest-paying debt securities. The price of a security with an interest rate cap will change more often and to a greater degree than that of a municipal security without one.

Derivatives may be used to help manage duration, sector and yield curve exposure. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments and they could cause losses that exceed the Fund's original investment.

A forward commitment could lose value if the underlying security falls in value before the settlement date or if the other party fails to meet its obligation to complete the transaction.

Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This lack of diversification makes the value of the Fund's shares more sensitive to the economic problems of those issuing the securities. In addition, more than 25% of the Fund's total assets may be invested in securities that rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments that affect those projects.

To the extent the Fund invests in money market instruments, it will bear its ratable share of the expenses of the money market fund which would result in duplicative expenses.

     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - WANT TO ADD AN INCOME INVESTMENT TO FURTHER DIVERSIFY A PORTFOLIO
     - WANT AN INVESTMENT WHOSE RISK/RETURN POTENTIAL IS HIGHER THAN THAT OF MONEY MARKET FUNDS BUT GENERALLY LESS THAN THAT OF STOCK FUNDS
     - WANT AN INVESTMENT THAT PAYS MONTHLY DIVIDENDS
     - WANT AN INCOME THAT IS EXEMPT FROM FEDERAL, AND PERSONAL INCOME TAXES THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - ARE INVESTING FOR AGGRESSIVE LONG-TERM GROWTH
     - REQUIRE STABILITY OF PRINCIPAL
     - ARE INVESTING THROUGH A TAX-DEFERRED ACCOUNT SUCH AS AN IRA

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares*. The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Lehman Municipal Bond Index and the Lipper General Municipal Debt Funds Index, widely recognized market benchmarks.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1992          9.13%
1993         11.32%
1994         -3.88%
1995         14.44%
1996          4.09%
1997          9.11%
1998          6.49%
1999         -3.26%
2000         11.68%
2001          3.79%

 BEST QUARTER 1st quarter, 1995        5.72%
--------------------------------------------
 WORST QUARTER 1st quarter, 1994      -3.29%
--------------------------------------------

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 10.24%.

 * THE PERFORMANCE OF THE FUND'S SHARES PRIOR TO 1/1/97 IS BASED ON THE HISTORICAL PERFORMANCE OF THE FUND'S PREDECESSOR, WHICH WAS A COMMON TRUST FUND. THE HISTORICAL PERFORMANCE OF SHARES OF THE PREDECESSOR FUND HAS BEEN ADJUSTED TO REFLECT THE FUND'S EXPENSE LEVELS (ABSENT REIMBURSEMENTS) THAT WERE IN PLACE AT THE TIME THE FUND RECEIVED THE COMMON TRUST FUND ASSETS.
(1) THE FUND'S FISCAL YEAR END IS 8/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001*,(1)

                                                   PAST 1 YR.         PAST 5 YRS.        PAST 10 YRS.
-----------------------------------------------------------------------------------------------------
 SELECT CLASS SHARES -- RETURN BEFORE TAXES        3.79               5.43               6.12
-----------------------------------------------------------------------------------------------------
 SELECT CLASS SHARES -- RETURN AFTER TAXES
 ON DISTRIBUTIONS                                  3.79               5.33                N/A(2)
-----------------------------------------------------------------------------------------------------
 SELECT CLASS SHARES -- RETURN AFTER TAXES
 ON DISTRIBUTIONS AND SALE OF FUND SHARES          4.06               5.34                N/A(2)
-----------------------------------------------------------------------------------------------------
 LEHMAN MUNICIPAL BOND INDEX (REFLECTS NO
 DEDUCTION FOR FEES, EXPENSES OR TAXES)            5.13               5.98               6.63
-----------------------------------------------------------------------------------------------------
 LIPPER GENERAL MUNICIPAL DEBT FUNDS INDEX
 (REFLECTS NO DEDUCTION FOR TAXES)                 4.16               5.11               6.01
-----------------------------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

 *  SEE FOOTNOTE ON PREVIOUS PAGE.
(1) SEE FOOTNOTE ON PREVIOUS PAGE.
(2) AFTER-TAX RETURNS HAVE NOT BEEN CALCULATED FOR THE PERIODS PRIOR TO 1/1/97, DUE TO DIFFERENT TAX AND DISTRIBUTION REQUIREMENTS OF THE PREDECESSOR COMMON TRUST FUND.

INVESTOR EXPENSES FOR SELECT CLASS SHARES

The expenses of the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)

 MANAGEMENT FEES                                                            0.30
 DISTRIBUTION (RULE 12b-1) FEES                                             NONE
 SHAREHOLDER SERVICE FEES                                                   0.25
 OTHER EXPENSES(1)                                                          0.20
--------------------------------------------------------------------------------
 TOTAL ANNUAL OPERATING EXPENSES(1)                                         0.75
--------------------------------------------------------------------------------

(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR. REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 0.75% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/03. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.

EXAMPLE

This example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year and

- net expenses through 12/31/03 and total annual operating expense thereafter.

The example is for comparison only; the actual returns of the Select Class Shares and your actual costs may be higher or lower.

                                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)     77         240         417         930
-----------------------------------------------------------------------------

     THE FUNDS' MANAGEMENT AND ADMINISTRATION

The California Bond Fund is a series of J.P. Morgan Series Trust, a Massachusetts business trust. The Intermediate Tax Free Income Fund, New Jersey Tax Free Income Fund, New York Intermediate Tax Free Income Fund and Tax Free Income Fund are series of Mutual Fund Select Trust which is a Massachusetts business trust. The trusts are all governed by the same trustees. The trustees are responsible for overseeing all business activities.

Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of securities representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms and thus would experience different performance, than another class. Certain classes may be more appropriate for a particular investor.

THE FUNDS' INVESTMENT ADVISERS

JPMIM is the investment adviser and makes the day-to-day investment decisions for the California Bond Fund. JPMIM is located at 522 Fifth Avenue, New York, NY 10036.

JPMFAM (USA) is the investment adviser for the Intermediate Tax Free Income Fund, New Jersey Tax Free Income Fund, New York Intermediate Tax Free Income Fund and Tax Free Income Fund and makes the day-to-day investment decisions for those Funds. JPMFAM (USA) is located at 522 Fifth Avenue, New York, NY 10036.

JPMIM is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMFAM (USA) is a wholly owned subsidary of JPMorgan Chase Bank, which is also a wholly owned subsidary of JPMorgan Chase.

During the most recent fiscal year, each adviser (as applicable) was paid management fees (net of waivers) as a percentage of average daily net assets as follows:

                                                FISCAL
FUND                                            YEAR END     %
----------------------------------------------------------------
CALIFORNIA BOND FUND                            8/31        0.30
----------------------------------------------------------------
INTERMEDIATE TAX FREE INCOME FUND               8/31        0.30
----------------------------------------------------------------
NEW JERSEY TAX FREE INCOME FUND                 8/31        0.30
----------------------------------------------------------------
NEW YORK INTERMEDIATE TAX FREE INCOME FUND      8/31        0.30
----------------------------------------------------------------
TAX FREE INCOME FUND                            8/31        0.30
----------------------------------------------------------------

PORTFOLIO MANAGERS

The Funds are managed by a team of individuals at JPMIM or JPMFAM (USA), as applicable.

THE FUNDS' ADMINISTRATORS

JPMorgan Chase Bank (the Administrator) provides administrative services and oversees each Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services:

0.15% of the first $25 billion of average daily net assets of all non-money market funds in the JPMorgan Funds Complex plus 0.075% of average daily net assets over $25 billion.

The Trust on behalf of the Funds has agreements with certain shareholder servicing agents (including JPMorgan Chase Bank, under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of 0.25% of the average daily net assets of the Select Class Shares of each Fund held by investors serviced by the shareholder servicing agent.

Each of the advisers and J.P. Morgan Fund Distributors, Inc. (JPMFD) may, at its own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for its customers.

THE FUND'S DISTRIBUTOR

JPMFD is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

     HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES

You do not pay any sales charge (sometimes called a load) when you buy Select Class Shares in these Funds. The price you pay for your shares is the net asset value per share (NAV). NAV is the value of everything a particular Fund owns, minus everything it owes, divided by the number of shares held by investors. Each Fund generally values its assets at their market price but if market prices are unavailable or do not represent a security's value at the time of pricing, then each Fund values its assets at their fair value in accordance with procedures established by and under the general supervision and responsbility of its board of trustees. When fair value is used, the prices of securities used by each Fund to calculate its shares' NAV may differ from quoted or published prices for the same securities. The NAV of each class of shares is calculated once each day at the close of regular trading on the New York Stock Exchange
(NYSE). You'll pay the next NAV calculated after the JPMorgan Fund Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

You can buy shares in two ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE OR FINANCIAL SERVICE FIRM

Tell your representative or firm which Funds you want to buy and he or she will contact us. Your representative or firm may charge you a fee and may offer additional services, such as special purchase and redemption programs "sweep" programs, cash advances and redemption checks. Some representatives or firms charge a single fee that covers all services. Your representative or firm may impose different minimum investments and earlier deadlines to buy and sell shares.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782
Or
Complete the application form and mail it along with a check for the amount you want to invest to:

JPMorgan Funds Service Center,
P.O. Box 219392
Kansas City, MO 64121-9392

The JPMorgan Funds Service Center accepts purchase orders on any business day that the NYSE is open. Normally, if the JPMorgan Funds Service Center receives your order in proper form by the close of regular trading on the NYSE, we will process your order at that day's price. All purchases of Select Class Shares must be paid by 4:00 p.m. Eastern time on the settlement date or the order will be canceled. Any funds received in connection with late orders will be invested on the following business day.

You must provide a Taxpayer Identification Number when you open an account. Each Fund has the right to refuse any purchase order or to cease offering shares for sale at any time.

Make your check out to JPMorgan Funds in U.S. dollars. We do not accept credit cards, cash, or checks from a third party. If you purchase shares by check, you may sell these shares as described below; however, proceeds from that sale will not be made available to you until 15 calendar days after such purchase check was received by the JPMorgan Funds Service Center. If you buy through an Automated Clearing House, you can not sell your shares until the payment clears. This could take more than seven business days.

Your purchase will be canceled if your check does not clear and you will be responsible for any expenses and losses to the Funds. Orders by wire will be canceled if the JPMorgan Funds Service Center does not receive payment by 4:00 p.m. Eastern time on the settlement date.

MINIMUM INVESTMENTS

Investors must buy a minimum of $1,000,000 worth of Select Class Shares in a Fund to open an account. There are no minimum levels for subsequent purchases. An investor can combine purchases of Select Class Shares of other JPMorgan Funds (except for money market funds) in order to meet the minimum. The minimum investment may be less for certain investors. Current shareholders of Select Class Shares who hold their shares as a result of the reorganization of certain JPMorgan Funds in September 2001 may purchase Select Class Shares of this and other Funds without regard to this minimum.

SELLING FUND SHARES

You can sell your shares on any day the JPMorgan Funds Service Center is open for trading, either directly to the Funds or through your investment representative. You'll receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order.

We will need the names of the registered shareholders and your account number before we can sell your shares.

We generally will wire the proceeds from the sale to your bank account on the day after we receive your request in proper form. Under normal circumstances, if the JPMorgan Funds Service Center receives your order before the close of regular trading on the NYSE, the Funds will make available to you the proceeds the next business day. If, however, you purchased your shares by check, and you wish to sell these shares, your purchase check will be deemed to take 15 calendar days in which to clear after which time the proceeds will be made available to you. The Funds may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

You will need to have your signature guaranteed if you want your payment sent to an address other than the one we have in our records. We may also need additional documents or a letter from a surviving joint owner before selling the shares.

You can sell shares in two ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative that you want to sell Select Class Shares. He or she will send all necessary documents to JPMorgan Fund Services. Your representative might charge you for this service.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER

Call 1-800-348-4782. We will mail you a check or send the proceeds via electronic transfer or wire.

REDEMPTIONS-IN-KIND

Each Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

EXCHANGING FUND SHARES

You can exchange your Select Class Shares for shares of the same class in certain other JPMorgan Funds at net asset value, beginning 15 days after you buy your shares. For tax purposes, an exchange is treated as a sale of Fund shares. This will generally result in a capital gain or loss to you. Carefully read the prospectus of the Funds you want to buy before making an exchange. Call 1-800-348-4782 for details.

You should not exchange shares as a means of short-term trading as this could increase management costs and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We may charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or more than 3 exchanges in a quarter. See the Statement of Additional Information (SAI) to find out more about the exchange privilege.

EXCHANGING BY PHONE

You may also use our Telephone Exchange Privilege. You can get information by contacting the JPMorgan Funds Service Center at 1-800-348-4782 or your investment representative.

OTHER INFORMATION CONCERNING THE FUNDS

We may close your account if the aggregate balance falls below $1,000,000 for 30 days as a result of selling shares. We will give you 60 days' notice before closing your account. This restriction doesn't apply to shareholders who hold Select Class Shares as a result of the reorganization of certain JPMorgan Funds in September 2001.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We will take reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Funds liable for any loss or expenses from any sales request, if the Funds take reasonable precautions. The applicable Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

Please write to:

JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

The Funds may issue multiple classes of shares. This prospectus relates only to Select Class Shares of the Funds. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES

The Funds can earn income and they can realize capital gain. The Funds deduct any expenses and then pay out these earnings to shareholders as distributions.

The Funds declare dividends daily and distribute any net investment income (other than short-term capital gains) at least monthly. Net capital gain is distributed annually. You have three options for your distributions. You may:

- reinvest all of them in additional Fund shares without a sales charge;

- take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

- take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. Dividends of tax-exempt interest income are not subject to federal income taxes, but will generally be subject to state and local taxes. However, for the New Jersey Tax Free Income Fund, New Jersey residents will not have to pay New Jersey personal income taxes on dividends of tax-exempt income from New Jersey municipal obligations. Similarly, for the New York Intermediate Tax Free Income Fund, New York residents will not have to pay New York State or New York City personal income taxes on dividends of tax-exempt income from New York municipal obligations, and for the California Bond Fund, California residents will not have to pay California personal income taxes on dividends of tax-exempt income from California municipal obligations. The state or municipality where you live may not charge you state or local taxes on dividends of tax-exempt interest earned on certain bonds. Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Funds. Because each investor's tax consequences are unique, please consult your tax advisor to see how investing in a Fund will affect your own tax situation.

                       This page intentionally left blank.

INVESTMENTS

This table discusses the customary types of investments which can be held by the Funds. In each case the related types of risk are listed on the following page (see below for definitions). This table reads across two pages.

    /X/ Typically invests in
    / / Permitted, but no intention to use currently
    --  Not Permitted

                                                                              INTERMEDIATE   NEW JERSEY     NEW YORK
                                           RELATED TYPES OF      CALIFORNIA     TAX FREE      TAX FREE    INTERMEDIATE    TAX FREE
                                                RISK                BOND         INCOME        INCOME     TAX FREE FUND    INCOME
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Interests in a    credit, interest       / /           / /           / /           / /           / /
stream of payments from specific assets,  rate, market,
such as auto or credit card receivables.  prepayment

BANK OBLIGATIONS Negotiable certificates  credit, currency,      / /Domestic   / /Domestic   / /Domestic   / /Domestic   / /Domestic
of deposit, time deposits and bankers'    liquidity, political      Only          Only          Only          Only          Only
acceptances of domestic and foreign
issuers.

COMMERCIAL PAPER Unsecured short term     credit, currency,      /X/           /X/           /X/           /X/           /X/
debt issued by domestic and foreign       interest rate,
banks or corporations. These securities   liquidity, market,
are usually discounted and may be rated   political
by S&P, Moody's or an other nationally
recognized statistical rating
organization.

MORTGAGES (DIRECTLY HELD) Domestic debt   credit,                / /           / /           / /           / /           / /
instrument which gives the lender a lien  environmental,
on property as security for the loan      extension, interest
payment.                                  rate, liquidity,
                                          market, natural
                                          event, political,
                                          prepayment,
                                          valuation

MORTGAGE AND DOLLAR ROLLS The sale of     currency, extension,   / /           / /           / /           / /           / /
domestic and foreign mortgage-backed      interest rate,
securities with the promise to purchase   liquidity,
similar securities at a later date.       political,
Segregated liquid assets are used to      prepayment
offset leverage risk.

PRIVATE PLACEMENTS Bonds or other         credit, interest       /X/           /X/           /X/           /X/           /X/
investments that are sold directly to an  rate, liquidity,
institutional investor.                   market, valuation

REPURCHASE AGREEMENTS Contracts whereby   credit                 / /           / /           / /           / /           / /
the Fund agrees to purchase a security
and resell it to the seller on a
particular date and at a specific price.

REVERSE REPURCHASE AGREEMENTS Contracts   credit                 / /(1)        / /(1)        / /(1)        / /(1)        / /(1)
whereby the Fund sells a security and
agrees to repurchase it from the buyer
on a particular date and at a specific
price. Considered a form of borrowing.

SWAPS Contractual agreement whereby a     credit, currency,      / /           / /           / /           / /           / /
domestic or foreign party agrees to       interest rate,
exchange periodic payments with a         leverage, market,
counterparty. Segregated liquid assets    political
are used to offset leverage risk.

SYNTHETIC VARIABLE RATE INSTRUMENTS Debt  credit, interest       /X/           /X/           /X/           /X/           /X/
instruments whereby the issuer agrees to  rate, leverage,
exchange one security for another in      liquidity, market
order to change the maturity or quality
of a security in the Fund.

TAX EXEMPT MUNICIPAL SECURITIES           credit, interest       /X/           /X/           /X/           /X/           /X/
Securities, generally issued as general   rate, market,
obligation and revenue bonds, whose       natural event,
interest is exempt from federal taxation  political
and state and/or local taxes in the
state where the securities were issued.

U.S. GOVERNMENT SECURITIES Debt           interest rate          /X/           /X/           /X/           /X/           /X/
instruments (Treasury bills, notes, and
bonds) guaranteed by the U.S. government
for the timely payment of principal and
interest.

ZERO COUPON, PAY-IN-KIND, AND DEFERRED    credit, currency,      /X/           /X/           /X/           /X/           /X/
PAYMENT SECURITIES Domestic and foreign   interest rate,
securities offering non-cash or           liquidity, market,
delayed-cash payment. Their prices are    political,
typically more volatile than those of
some other debt instruments and involve
certain special tax considerations.

RISK RELATED TO CERTAIN INVESTMENTS HELD BY THE FUNDS:

CREDIT RISK The risk a financial obligation will not be met by the issuer of a security or the counterparty to a contract, resulting in a loss to the purchaser.

CURRENCY RISK The risk currency exchange rate fluctuations may reduce gains or increase losses on foreign investments.

ENVIRONMENTAL RISK The risk that an owner or operator of real estate may be liable for the costs associated with hazardous or toxic substances located on the property.

EXTENSION RISK The risk a rise in interest rates will extend the life of a mortgage-backed security to a date later than the anticipated prepayment date, causing the value of the investment to fall.

INTEREST RATE RISK The risk a change in interest rates will adversely affect the value of an investment. The value of fixed income securities generally moves in the opposite direction of interest rates (decreases when interest rates rise and increases when interest rates fall).

LEVERAGE RISK The risk of gains or losses disproportionately higher than the amount invested.

LIQUIDITY RISK The risk the holder may not be able to sell the security at the time or price it desires.

MARKET RISK The risk that when the market as a whole declines, the value of a specific investment will decline proportionately. This systematic risk is common to all investments and the mutual funds that purchase them.

NATURAL EVENT RISK The risk a natural disaster, such as a hurricane or similar event, will cause severe economic losses and default in payments by the issuer of the security.

POLITICAL RISK The risk governmental policies or other political actions will negatively impact the value of the investment.

PREPAYMENT RISK The risk declining interest rates will result in unexpected prepayments, causing the value of the investment to fall.

VALUATION RISK The risk the estimated value of a security does not match the actual amount that can be realized if the security is sold.

   (1) All forms of borrowing (including securities lending, mortgage dollar rolls and reverse repurchase agreements) in the aggregate may not exceed 33 1/3% of the Fund's total assets.

                                      38/39

RISK AND REWARD ELEMENTS FOR THE FUNDS

This table discusses the main elements that make up each Fund's overall risk and reward characteristics. It also outlines each Fund's policies toward various investments, including those that are designed to help certain Funds manage risk.

POTENTIAL RISKS                        POTENTIAL REWARDS                      POLICIES TO BALANCE RISK AND REWARD
-------------------------------------  -------------------------------------  ------------------------------------------------------
MARKET CONDITIONS
-  Each Fund's share price, yield,     -  Bonds have generally outperformed   -  Under normal circumstances each Fund plans to
   and total return will fluctuate in     money market investments over the      remain fully invested in accordance with its
   response to bond market movements      long term, with less risk than         policies
-  The value of most bonds will fall      stocks                              -  The Funds seek to limit risk and enhance total
   when interest rates rise; the       -  Most bonds will rise in value when     return or yields through careful management, sector
   longer a bond's maturity and the       interest rates fall                    allocation, individual securities selection, and
   lower its credit quality, the more  -  Mortgage-backed and asset-backed       duration management
   its value typically falls              securities and direct mortgages     -  During severe market downturns, the Funds have the
-  Adverse market conditions may from     can offer attractive returns           option of investing up to 100% of assets in high
   time to time cause a Fund to take                                             quality short-term instruments
   temporary defensive positions that                                         -  Each adviser monitors interest rate trends, as well
   are inconsistent with its                                                     as geographic and demographic information related
   principal investment strategies                                               to mortgage-backed securities and mortgage
   and may hinder a Fund from                                                    prepayments
   achieving its investment objective
-  Mortgage-backed and asset-backed
   securities (securities
   representing an interest in, or
   secured by, a pool of mortgages or
   other assets such as receivables)
   and direct mortgages could
   generate capital losses or periods
   of low yields if they are paid off
   substantially earlier or later
   than anticipated
-  Each Fund is non-diversified,
   which means that a relatively high
   percentage of the Fund's assets
   may be invested in a limited
   number of issuers. Therefore, its
   performance may be more vulnerable
   to changes in the market value of
   a single issuer or a group of
   issuers
------------------------------------------------------------------------------------------------------------------------------------
CREDIT QUALITY
-  The default of an issuer would      -  Investment-grade bonds have a       -  Each Fund maintains its own policies for balancing
   leave a Fund with unpaid interest      lower risk of default                  credit quality against potential yields and gains
   or principal                        -  Junk bonds offer higher yields and     in light of its investment goals
-  Junk bonds (those rated BB, Ba or      higher potential gains              -  Each adviser develops its own ratings of unrated
   lower) have a higher risk of                                                  securities and makes credit quality determinations
   default, tend to be less liquid,                                              for unrated securities
   and may be more difficult to value

                                       40

POTENTIAL RISKS                        POTENTIAL REWARDS                      POLICIES TO BALANCE RISK AND REWARD
-------------------------------------  -------------------------------------  ------------------------------------------------------
WHEN-ISSUED AND DELAYED DELIVERY
SECURITIES
-  When a Fund buys securities before  -  A Fund can take advantage of        -  Each Fund segregates liquid assets to offset
   issue or for delayed delivery, it      attractive transaction                 leverage risk
   could be exposed to leverage risk      opportunities
   if it does not segregate liquid
   assets

------------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT CHOICES
-  A Fund could underperform its       -  A Fund could outperform its         -  Each adviser focuses its active management on those
   benchmark due to its sector,           benchmark due to these same            areas where it believes its commitment to research
   securities or duration choices         choices                                can most enhance returns and manage risks in a
                                                                                 consistent way

------------------------------------------------------------------------------------------------------------------------------------
DERIVATIVES
-  Derivatives such as futures,        -  Hedges that correlate well with     -  The Funds use derivatives, such as futures,
   options, swaps and forward foreign     underlying positions can reduce or     options, swaps and forward foreign currency
   currency contracts(1) that are         eliminate losses at low cost           contracts for hedging and for risk management
   used for hedging the portfolio or   -  A Fund could make money and            (i.e., to adjust duration or yield curve exposure,
   specific securities may not fully      protect against losses if the          or to establish or adjust exposure to particular
   offset the underlying positions        management's analysis proves           securities, markets, or currencies); risk
   and this could result in losses to     correct                                management may include management of a Fund's
   the Funds that would not have       -  Derivatives that involve leverage      exposure relative to its benchmark
   otherwise occurred                     could generate substantial gains    -  The Funds only establish hedges that they expect
-  Derivatives used for risk              at low cost                            will be highly correlated with underlying positions
   management may not have the                                                -  The Funds (except California Bond Fund) may use
   intended effects and may result in                                            derivatives to increase income or gain
   losses or missed opportunities                                             -  While the Funds may use derivatives that
-  The counterparty to a derivatives                                             incidentally involve leverage, they do not use them
   contract could default                                                        for the specific purpose of leveraging their
-  Certain types of derivatives                                                  portfolios
   involve costs to the Funds which
   can reduce returns
-  Derivatives that involve leverage
   could magnify losses
-  Derivatives used for non-hedging
   purposes could cause losses that
   exceed the original investment
-  Derivatives may, for tax purposes,
   affect the character of gain and
   loss realized by a Fund,
   accelerate recognition of income
   to a Fund, affect the holding
   period of a Fund's assets and
   defer recognition of certain of a
   Fund's losses

(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

POTENTIAL RISKS                        POTENTIAL REWARDS                      POLICIES TO BALANCE RISK AND REWARD
-------------------------------------  -------------------------------------  ------------------------------------------------------
SECURITIES LENDING(2)
-  When a Fund lends a security,       -  A Fund may enhance income through   -  Each adviser maintains a list of approved borrowers
   there is a risk that the loaned        the investment of the collateral    -  The Funds receive collateral equal to at least 100%
   securities may not be returned if      received from the borrower             of the current value of securities loaned plus
   the borrower defaults                                                         accrued interest
-  The collateral will be subject to                                          -  The lending agents indemnify a Fund against
   the risks of the securities in                                                borrower default
   which it is invested                                                       -  Each adviser's collateral investment guidelines
                                                                                 limit the quality and duration of collateral
                                                                                 investment to minimize losses
                                                                              -  Upon recall, the borrower must return the
                                                                                 securities loaned within the normal settlement
                                                                                 period

------------------------------------------------------------------------------------------------------------------------------------
ILLIQUID HOLDINGS
-  A Fund could have difficulty        -  These holdings may offer more       -  No Fund may invest more than 15% of net assets in
   valuing these holdings precisely       attractive yields or potential         illiquid holdings
-  A Fund could be unable to sell         growth than comparable widely       -  To maintain adequate liquidity to meet redemptions,
   these holdings at the time or          traded securities                      each Fund may hold investment-grade short-term
   price desired                                                                 securities (including repurchase agreements and
                                                                                 reverse repurchase agreements) and, for temporary
                                                                                 or extraordinary purposes, may borrow from banks up
                                                                                 to 33 1/3% of the value of its total assets or draw
                                                                                 on a line of credit

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM TRADING
-  Increased trading would raise a     -  A Fund could realize gains in a     -  The Funds may use short-term trading to take
   Fund's transaction costs               short period of time                   advantage of attractive or unexpected opportunities
-  Increased short-term capital gains  -  A Fund could protect against           or to meet demands generated by shareholder
   distributions would raise              losses if a bond is overvalued and     activity
   shareholders' income tax liability     its value later falls

(2) Although each of the Funds is authorized to engage in securities lending, none of the Funds currently does so.

     FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for the past five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, except as noted, whose reports, along with each Fund's financial statements, are included in the representative Fund's annual report, which is available upon request.

JPMORGAN CALIFORNIA BOND FUND

                                                              YEAR      5/1/01           YEAR        YEAR         YEAR        YEAR
                                                             ENDED     THROUGH          ENDED       ENDED        ENDED       ENDED
PER SHARE OPERATING PERFORMANCE:                           8/31/02    8/31/01^        4/30/01     4/30/00      4/30/99     4/30/98
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $  10.91    $  10.53       $  10.20    $  10.57     $  10.35    $  10.04
----------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                    0.40        0.14           0.45        0.41         0.40        0.41
     Net gains or losses on securities (both realized
      and unrealized)                                         0.16        0.41           0.33       (0.36)        0.26        0.31
                                                          --------    --------       --------    --------     --------    --------
     Total from investment operations                         0.56        0.55           0.78        0.05         0.66        0.72
   Less distributions:
     Dividends from net investment income                     0.40        0.14           0.45        0.41         0.40        0.41
     Distributions from capital gains                            -        0.03              -        0.01         0.04           -
                                                          --------    --------       --------    --------     --------    --------
     Total distributions                                      0.40        0.17           0.45        0.42         0.44        0.41
Net asset value, end of period                            $  11.07    $  10.91       $  10.53    $  10.20     $  10.57    $  10.35
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                  5.31%       5.31%(a)       7.77%       0.60%        6.43%       7.20%
==================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (in millions)              $     46    $     31       $     33    $     14     $     17    $      6
----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
----------------------------------------------------------------------------------------------------------------------------------
     Net expenses                                             0.65%       0.65%          0.65%       0.65%        0.65%       0.65%
----------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                    3.63%       3.84%          4.25%       3.99%        3.76%       3.94%
----------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements and
      earnings credits                                        0.88%       0.78%          0.78%       0.85%        0.87%       1.00%
----------------------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers,
      reimbursements and earnings credits                     3.40%       3.71%          4.12%       3.79%        3.54%       3.59%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         65%         29%(a)         55%         87%          40%         44%
----------------------------------------------------------------------------------------------------------------------------------

 ^  The Fund changed its fiscal year end from April 30 to August 31.
 -  Amount rounds to less than $0.005.
(a) Not annualized.
 #  Short periods have been annualized.

JPMORGAN INTERMEDIATE TAX FREE INCOME FUND**

                                                                                YEAR         YEAR       YEAR       YEAR        YEAR
                                                                               ENDED        ENDED      ENDED      ENDED       ENDED
PER SHARE OPERATING PERFORMANCE:                                             8/31/02      8/31/01    8/31/00    8/31/99     8/31/98
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $   10.98    $   10.46  $   10.42  $   10.93   $   10.85
-----------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                      0.43         0.44       0.46       0.52        0.56
     Net gains or losses on securities (both realized and unrealized)           0.21         0.52       0.10      (0.39)       0.29
                                                                           ---------    ---------  ---------  ---------   ---------
     Total from investment operations                                           0.64         0.96       0.56       0.13        0.85
   Less distributions:
     Dividends from net investment income                                       0.43         0.44       0.46       0.52        0.56
     Distributions from capital gains                                           0.04            -       0.06       0.12        0.21
                                                                           ---------    ---------  ---------  ---------   ---------
     Total distributions                                                        0.47         0.44       0.52       0.64        0.77
Net asset value, end of period                                             $   11.15    $   10.98  $   10.46  $   10.42   $   10.93
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                    5.99%        9.35%      5.54%      1.15%       8.08%
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (in millions)                               $   1,155    $     728  $     694  $     729   $     717
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------------
     Net expenses                                                               0.66%        0.74%      0.57%      0.03%       0.02%
-----------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                                      3.88%        4.10%      4.49%      4.81%       5.10%
-----------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements and earnings credits              0.74%        0.75%      0.66%      0.50%       0.50%
-----------------------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers, reimbursements and
      earnings credits                                                          3.80%        4.09%      4.40%      4.34%       4.62%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                           71%          43%        60%        62%         71%
-----------------------------------------------------------------------------------------------------------------------------------

** Formerly Institutional Class.

JPMORGAN NEW JERSEY TAX FREE INCOME FUND**

                                                                               YEAR        YEAR        YEAR        YEAR        YEAR
                                                                              ENDED       ENDED       ENDED       ENDED       ENDED
PER SHARE OPERATING PERFORMANCE:                                            8/31/02     8/31/01     8/31/00     8/31/99     8/31/98
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $   10.33   $    9.73   $    9.61   $   10.24   $   10.04
-----------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                     0.37        0.42        0.44        0.49        0.52
     Net gains or losses on securities (both realized and unrealized)          0.20        0.60        0.12       (0.45)       0.24
                                                                          ---------   ---------   ---------   ---------   ---------
     Total from investment operations                                          0.57        1.02        0.56        0.04        0.76
   Less distributions:
     Dividends from net investment income                                      0.37        0.42        0.44        0.49        0.52
     Distributions from capital gains                                          0.19           -           -        0.18        0.04
                                                                          ---------   ---------   ---------   ---------   ---------
     Total distributions                                                       0.56        0.42        0.44        0.67        0.56
Net asset value, end of period                                            $   10.34   $   10.33   $    9.73   $    9.61   $   10.24
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                   5.82%      10.69%       6.08%       0.37%       7.82%
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (in millions)                              $      83   $      82   $      73   $      68   $      71
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------------
     Net expenses                                                              0.75%       0.75%       0.59%       0.04%       0.02%
-----------------------------------------------------------------------------------------------------------------------------------
     Net investment income (loss)                                              3.64%       4.18%       4.67%       4.94%       5.16%
-----------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements and earnings credits             0.89%       0.93%       0.82%       0.63%       0.63%
-----------------------------------------------------------------------------------------------------------------------------------
     Net investment income (loss) without waivers,
      reimbursements and earnings credits                                      3.50%       4.00%       4.44%       4.35%       4.55%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                          75%         48%         48%         24%         60%
-----------------------------------------------------------------------------------------------------------------------------------

** Formerly Institutional Class.

JPMORGAN NEW YORK INTERMEDIATE TAX FREE INCOME FUND**

                                                                               YEAR        YEAR        YEAR        YEAR        YEAR
                                                                              ENDED       ENDED       ENDED       ENDED       ENDED
PER SHARE OPERATING PERFORMANCE:                                            8/31/02     8/31/01     8/31/00     8/31/99     8/31/98
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $    7.38   $    7.01   $    6.91   $    7.29   $    7.15
-----------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                     0.26@       0.29        0.31        0.35        0.37
     Net gains or losses on securities (both realized and unrealized)          0.09        0.37        0.10       (0.31)       0.21
                                                                          ---------   ---------   ---------   ---------   ---------
     Total from investment operations                                          0.35        0.66        0.41        0.04        0.58
   Less distributions:
     Dividends from net investment income                                      0.26        0.29        0.31        0.35        0.37
     Distributions from capital gains                                          0.01           -           -        0.07        0.07
                                                                          ---------   ---------   ---------   ---------   ---------
     Total distributions                                                       0.27        0.29        0.31        0.42        0.44
Net asset value, end of period                                            $    7.46   $    7.38   $    7.01   $    6.91   $    7.29
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                   4.99%       9.68%       6.13%       0.38%       8.37%
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (in millions)                              $     474   $     302   $     277   $     295   $     283
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------------
     Net expenses                                                              0.72%       0.75%       0.58%       0.04%       0.03%
-----------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                                     3.63%       4.10%       4.48%       4.85%       5.08%
-----------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements and earnings credits             0.76%       0.79%       0.70%       0.53%       0.53%
-----------------------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers, reimbursements and
      earnings credits                                                         3.59%       4.06%       4.36%       4.36%       4.58%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                          75%         33%         46%         39%         66%
-----------------------------------------------------------------------------------------------------------------------------------

** Formerly Institutional Class.
 @ Calculated based upon average shares outstanding.

JPMORGAN TAX FREE INCOME FUND**

                                                                          YEAR         YEAR         YEAR         YEAR          YEAR
                                                                         ENDED        ENDED        ENDED        ENDED         ENDED
PER SHARE OPERATING PERFORMANCE:                                       8/31/02      8/31/01      8/31/00      8/31/99       8/31/98
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $    6.57    $    6.25    $    6.19    $    6.60     $    6.45
-----------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                0.28         0.29         0.30         0.34          0.35
     Net gains or losses on securities (both realized and
      unrealized)                                                         0.08         0.32         0.06        (0.37)         0.21
                                                                     ---------    ---------    ---------    ---------     ---------
     Total from investment operations                                     0.36         0.61         0.36        (0.03)         0.56
   Less distributions:
     Dividends from net investment income                                 0.28         0.29         0.30         0.34          0.35
     Distributions from capital gains                                        -            -            -         0.04          0.06
                                                                     ---------    ---------    ---------    ---------     ---------
     Total distributions                                                  0.28         0.29         0.30         0.38          0.41
Net asset value, end of period                                       $    6.65    $    6.57    $    6.25    $    6.19     $    6.60
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                              5.61%       10.00%        6.11%       (0.63)%        8.99%
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (in millions)                         $     796    $     798    $     753    $     744     $     761
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------------
     Net expenses                                                         0.75%        0.74%        0.57%        0.03%         0.02%
-----------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                                4.23%        4.56%        4.98%        5.25%         5.39%
-----------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements and earnings
      credits                                                             0.75%        0.76%        0.66%        0.50%         0.50%
-----------------------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers, reimbursements
      and earnings credits                                                4.23%        4.54%        4.89%        4.78%         4.91%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                     94%          57%          35%          39%           47%
-----------------------------------------------------------------------------------------------------------------------------------

** Formerly Institutional Class.

PRIVACY POLICY

Respecting and protecting client privacy has been vital to our business since its inception. By explaining our Privacy Policy to you, we trust that you will better understand how the JPMorgan Funds keep our client information private and secure while using it to serve you better.

PROTECTING THE CONFIDENTIALITY OF OUR CLIENT INFORMATION

We take our responsibility to protect the privacy and confidentiality of our client information very seriously. We maintain physical, electronic and procedural safeguards that comply with United States federal standards to store and secure information about you from unauthorized access, alteration and destruction. Our control policies authorize access to client information only by individuals who need to know that information to provide products and services to you.

WHO IS COVERED BY THE PRIVACY POLICY?

The Privacy Policy applies to the shareholders of JPMorgan Funds and applies only to information related to JPMorgan Funds.

If you decide at some point either to close your account(s) or to become an inactive client, we will continue to adhere to the privacy policies and practices described in this notice.

INFORMATION WE COLLECT ABOUT YOU

We receive information about you from various sources, including: certain nonpublic personal information about you from information you provide on applications or other forms (such as your address and social security number), and information about your account transactions with us (such as purchases, sales and account balances). We may also collect such information through account inquiries by mail, e-mail or telephone.

SHARING INFORMATION FOR LEGAL AND ROUTINE BUSINESS REASONS AND FOR JOINT
MARKETING

We may disclose non public personal information we collect about you as permitted by law. For example, we may share information with regulatory authorities and law enforcement officials who have jurisdiction over us or if we are required to do so by United States or the applicable law; provide information to protect against fraud; share information with your consent and give account information to check and statement printers and other service providers who work for us. We also may share the information we collect about you, as described above, with firms that perform administrative or marketing services on our behalf or with financial institutions, such as banks, with whom we have joint marketing agreements to provide you with offers of their financial products and services. These companies may receive information about you, but they must safeguard it and not use it for any other purpose.

J.P. MORGAN FUND DISTRIBUTORS, INC.

J.P. Morgan Fund Distributors, Inc., as distributor of the JPMorgan Funds, does not collect or retain nonpublic personal financial information relating to any past, present or prospective shareholders of the Funds. From time to time, the Funds or companies that provide services to the Funds may provide to J.P. Morgan Fund Distributors, Inc. nonpublic personal financial information relating to shareholders or prospective shareholders as necessary to perform services for the Funds. In such circumstances, J.P. Morgan Fund Distributors, Inc. adheres to the regulatory limitations on the use or disclosure of that information and its own obligations to protect the security and confidentiality of the information.

If you have any questions regarding this policy, please feel free to contact us at 1-800-348-4782.

              THIS INSIDE BACK COVER IS NOT PART OF YOUR PROSPECTUS

     HOW TO REACH US

MORE INFORMATION

For investors who want more information on their Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:

JPMORGAN FUNDS SERVICE CENTER

P.O. BOX 219392
KANSAS CITY, MO 64121-9392

If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

PUBLIC REFERENCE ROOM OF THE SEC
WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds are also available on the SEC's website at http://www.sec.gov.

 The Investment Company Act File No. is 811-7841 for all Funds except JPMorgan
                California Bond Fund, whose File No. is 811-7795

         (C) J.P. Morgan Chase & Co. All Rights Reserved. December 2002

                                                                     PR-TFS-1202